                                                  -----------------------------
                                                           OMB APPROVAL
                                                  -----------------------------
                                                  OMB Number:         3235-0570
                                                  Expires:    November 30, 2005
                                                  Estimated average burden
                                                  hours per response....... 5.0
                                                  -----------------------------
                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSR

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                       MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-05309
                                  ---------------------------------------------

First American Investment Funds, Inc.
-------------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)

800 Nicollet Mall     Minneapolis, MN     55402
-------------------------------------------------------------------------------
      (Address of principal executive offices)                (Zip code)

Robert H. Nelson     800 Nicollet Mall     Minneapolis, MN     55402
-------------------------------------------------------------------------------
                        (Name and address of agent for service)

Registrant's telephone number, including area code: 800-677-3863
                                                   ----------------------------

Date of fiscal year end: September 30, 2003
                        --------------------------
Date of reporting period: March 31, 2003
                         -------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1. Report to Shareholders

[FIRST AMERICAN FUNDS(TM) LOGO]

2003

SEMIANNUAL REPORT

INDEX FUNDS

OUR STRENGTH

WE ARE A PERFORMANCE-DRIVEN, INDEPENDENT-STYLE FIRM, BACKED BY THE RESOURCES AND STABILITY OF A LEADING FINANCIAL ORGANIZATION.

OUR GOAL

SUPERIOR LONG-TERM PERFORMANCE.

OUR PLEDGE

WE TAILOR OUR APPROACH TO YOUR INVESTMENT NEEDS AND MEASURE OUR PERFORMANCE AGAINST YOUR GOALS.

[GRAPHIC]

FIRST AMERICAN FUNDS

ON THE COVER

OUR CORPORATE CONSTITUTION

THIS STATEMENT IS DESIGNED TO CAPTURE THE CHARACTER AND AMBITION OF OUR FIRM. WE ARE FOUNDED ON STRENGTH, FOCUSED ON OUR GOAL, AND COMMITTED TO OUR PLEDGE.

OUR IMAGE-GEORGE WASHINGTON

HIS RICH LEGACY AS PATRIOT AND LEADER IS WIDELY RECOGNIZED AS EMBODYING THE SOUND JUDGMENT, RELIABILITY, AND STRATEGIC VISION THAT ARE CENTRAL TO OUR BRAND. FASHIONED IN A STYLE REMINISCENT OF AN 18TH-CENTURY ENGRAVING, THE ILLUSTRATION CONVEYS THE SYMBOLIC STRENGTH AND VITALITY OF WASHINGTON, WHICH ARE ATTRIBUTES THAT WE VALUE AT FIRST AMERICAN FUNDS.

MUTUAL FUND INVESTING INVOLVES RISK; PRINCIPAL LOSS IS POSSIBLE.

NOT FDIC INSURED  NO BANK GUARANTEE  MAY LOSE VALUE

[SIDENOTE]

OUR FUND FAMILY

 - HIGHER RISK AND RETURN POTENTIAL

   SECTOR FUNDS

   INTERNATIONAL FUND

   SMALL CAP FUNDS

   MID CAP FUNDS

   LARGE CAP FUNDS

   GROWTH & INCOME FUNDS

 - INDEX FUNDS

     - EQUITY INDEX

     - MID CAP INDEX

     - SMALL CAP INDEX

   ASSET ALLOCATION FUNDS

   BOND FUNDS

   TAX FREE BOND FUNDS

   MONEY MARKET FUNDS

 - LOWER RISK AND RETURN POTENTIAL

FUND CATEGORIES ARE PRESENTED ACCORDING TO RISK AND RETURN POTENTIAL. FUNDS WITHIN EACH CATEGORY ARE LISTED IN ALPHABETICAL ORDER.

FIRST AMERICAN FUNDS ONLINE

@ firstamericanfunds.com

Visit the First American Funds website for useful information on each of our funds, including fund prices, performance, fund management bios, dividends, and downloadable fact sheets. You'll also find college and retirement planning tools and general investor education.

[GRAPHIC]

ONLINE FEATURES AND FUNCTIONALITY INCLUDE:

- The ability to deepen your understanding of the fund family by learning about the full range of investment choices available to you through First American Funds

- The ability to educate yourself through market and investment strategy commentaries

We stand behind our commitment to serve you with excellence. For more information, call First American Funds Investor Services at 800.677.FUND or visit firstamericanfunds.com.

[SIDENOTE]

TABLE OF CONTENTS

Schedule of Investments                  2

Statements of Assets and Liabilities    32

Statements of Operations                33

Statements of Changes in Net Assets     34

Financial Highlights                    36

Notes to Financial Statements           40

SCHEDULE OF INVESTMENTS  MARCH 31, 2003 (UNAUDITED)

EQUITY INDEX FUND
DESCRIPTION                                       SHARES            VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCKS - 97.2%
CONSUMER DISCRETIONARY - 13.3%
American Greetings, Cl A*                          13,500            $       177
AOL Time Warner*                                  916,300                  9,951
AutoNation*                                        63,170                    805
Autozone* (A)                                      20,966                  1,441
Bed Bath & Beyond*                                 60,276                  2,082
Best Buy* (A)                                      65,951                  1,779
Big Lots*                                          23,808                    268
Black & Decker                                     16,275                    567
Brunswick                                          18,482                    351
Carnival (A)                                      120,313                  2,901
Centex (A)                                         12,650                    688
Circuit City Stores                                43,155                    224
Clear Channel Communications*                     125,602                  4,260
Comcast, Cl A* (A)                                473,103                 13,526
Cooper Tire & Rubber                               12,899                    157
Costco Wholesale* (A)                              92,059                  2,765
Dana                                               30,456                    215
Darden Restaurants                                 35,039                    625
Delphi Automotive Systems                         112,793                    770
Dillards, Cl A (A)                                 17,102                    221
Dollar General                                     68,320                    834
Dow Jones & Company (A)                            16,792                    595
Eastman Kodak (A)                                  59,808                  1,770
eBay* (A)                                          63,284                  5,397
Family Dollar Stores                               34,937                  1,079
Federated Department Stores* (A)                   39,618                  1,110
Ford Motor (A)                                    376,166                  2,829
Fortune Brands                                     30,596                  1,312
Gannett (A)                                        54,786                  3,859
Gap (A)                                           181,181                  2,625
General Motors (A)                                114,879                  3,862
Goodyear Tire & Rubber* (A)                        35,413                    183
Harley-Davidson (A)                                62,036                  2,463
Harrah's Entertainment*                            22,916                    818
Hasbro (A)                                         35,497                    493
Hilton Hotels                                      77,138                    896
Home Depot (A)                                    476,740                 11,613
International Game Technology* (A)                 17,504                  1,434
Interpublic Group of Companies (A)                 79,051                    735
J.C. Penney (A)                                    55,002                  1,080
Johnson Controls (A)                               17,857                  1,294
Jones Apparel Group* (A)                           26,415                    725
KB HOME (A)                                         9,902                    450
Knight-Ridder (A)                                  16,636                    973
Kohl's* (A)                                        69,112                  3,910
Leggett & Platt                                    37,997                    695
Limited                                           107,232                  1,380
Liz Claiborne                                      21,904                    677
Lowe's (A)                                        160,079                  6,534
Marriott International, Cl A (A)                   47,928                  1,525
Mattel (A)                                         89,625                  2,017
May Department Stores (A)                          58,217                  1,158
Maytag                                             15,997                    304
McDonald's                                        257,051                  3,717
McGraw-Hill (A)                                    39,728                  2,208
Meredith                                           10,017                    382
New York Times, Cl A                               31,023                  1,339
Newell Rubbermaid (A)                              54,798            $     1,554
Nike, Cl B (A)                                     54,210                  2,787
Nordstrom                                          27,758                    450
Office Depot*                                      63,254                    748
Omnicom Group (A)                                  38,549                  2,088
Pulte                                              12,627                    633
RadioShack (A)                                     34,527                    770
Reebok International*                              12,293                    404
Sears Roebuck and Company (A)                      64,834                  1,566
Sherwin Williams                                   30,722                    812
Snap-On Tools (A)                                  11,800                    292
Stanley Works                                      18,097                    434
Staples* (A)                                       97,021                  1,778
Starbucks* (A)                                     79,454                  2,047
Starwood Hotels & Resorts Worldwide                40,939                    974
Target (A)                                        186,279                  5,451
Tiffany & Company (A)                              29,754                    744
TJX                                               107,694                  1,895
TMP Worldwide*                                     22,790                    245
Toys ORO Us* (A)                                   43,551                    365
Tribune (A)                                        62,473                  2,812
Tupperware                                         11,960                    165
Univision Communications, Cl A* (A)                46,959                  1,151
V.F                                                22,274                    838
Viacom, Cl B*                                     360,988                 13,183
Visteon                                            25,007                    149
Wal-Mart Stores (A)                               900,554                 46,856
Walt Disney (A)                                   415,096                  7,065
Wendy's International                              23,657                    651
Whirlpool                                          13,775                    675
Yum! Brands*                                       59,692                  1,452
                                                                     -----------
                                                                         219,082
                                                                     -----------
CONSUMER STAPLES - 8.8%
Alberto-Culver (A)                                 11,971                    590
Albertson's (A)                                    77,722                  1,465
Altria Group                                      423,466                 12,687
Anheuser-Busch (A)                                175,449                  8,178
Archer-Daniels-Midland (A)                        132,343                  1,429
Avon Products (A)                                  48,235                  2,752
Campbell Soup (A)                                  84,119                  1,767
Clorox (A)                                         45,105                  2,083
Coca-Cola                                         504,557                 20,424
Coca-Cola Enterprises                              90,767                  1,696
Colgate-Palmolive (A)                             110,330                  6,006
ConAgra Foods                                     108,473                  2,178
Coors Adolph                                        7,436                    361
CVS (A)                                            80,542                  1,921
General Mills (A)                                  74,317                  3,385
Gillette (A)                                      213,416                  6,603
H.J. Heinz (A)                                     70,913                  2,071
Hershey Foods (A)                                  27,498                  1,723
Kellogg (A)                                        82,460                  2,527
Kimberly-Clark                                    105,430                  4,793
Kroger*                                           156,178                  2,054
McCormick                                          28,680                    692
Pepsi Bottling                                     57,493                  1,031
PepsiCo (A)                                       354,016                 14,161
Procter & Gamble (A)                              262,443                 23,371
R J Reynolds Tobacco Holdings                      17,650                    569
Safeway* (A)                                       92,787                  1,756


The accompanying notes are an integral part of the financial statements.

DESCRIPTION                                       SHARES            VALUE (000)
-------------------------------------------------------------------------------
Sara Lee (A)                                      160,434            $     3,000
SUPERVALU                                          27,403                    425
Sysco (A)                                         133,997                  3,409
UST (A)                                            33,212                    917
Walgreen (A)                                      207,013                  6,103
Winn-Dixie Stores                                  28,863                    382
Wrigley, William Jr. (A)                           43,192                  2,440
                                                                     -----------
                                                                         144,949
                                                                     -----------
ENERGY - 6.0%
Amerada Hess (A)                                   18,286                    809
Anadarko Petroleum (A)                             50,216                  2,285
Apache                                             32,767                  2,023
Ashland                                            13,989                    415
Baker Hughes (A)                                   69,062                  2,067
BJ Services* (A)                                   32,343                  1,112
Burlington Resources (A)                           41,265                  1,969
ChevronTexaco (A)                                 213,915                 13,830
Conoco, Cl B                                      136,713                  7,328
Devon Energy                                       32,111                  1,548
EOG Resources                                      23,681                    937
Exxon Mobil (A)                                 1,373,250                 47,995
Halliburton (A)                                    89,455                  1,854
Kerr-McGee                                         20,271                    823
Marathon Oil                                       63,984                  1,534
Nabors Industries* (A)                             29,664                  1,183
Noble*                                             27,437                    862
Occidental Petroleum (A)                           76,134                  2,281
Rowan* (A)                                         19,173                    377
Schlumberger                                      119,345                  4,536
Sunoco                                             15,646                    572
Transocean Sedco Forex                             65,439                  1,338
Unocal                                             52,094                  1,371
                                                                     -----------
                                                                          99,049
                                                                     -----------
FINANCIALS - 19.5%
ACE                                                53,843                  1,559
AFLAC                                             105,810                  3,391
Allstate                                          144,092                  4,780
Ambac Financial Group (A)                          21,722                  1,097
American Express                                  269,410                  8,952
American International Group (A)                  534,713                 26,442
AmSouth Bancorp                                    71,786                  1,427
Aon (A)                                            63,501                  1,313
Apartment Investment & Management (REIT)           18,920                    690
Bank of America                                   307,955                 20,584
Bank of New York (A)                              157,080                  3,220
Bank One (A)                                      238,609                  8,261
BB&T (A)                                           94,728                  2,977
Bear Stearns (A)                                   20,645                  1,354
Capital One Financial (A)                          45,483                  1,365
Charles Schwab (A)                                275,424                  1,989
Charter One Financial                              46,319                  1,281
Chubb                                              35,062                  1,554
Cincinnati Financial                               32,443                  1,138
Citigroup                                       1,053,748                 36,302
Comerica                                           35,815                  1,357
Equity Office Properties Trust (REIT)              80,847                  2,058
Equity Residential Properties Trust (REIT) (A)     55,516                  1,336
Fannie Mae                                        203,956                 13,329
Federal Home Loan Mortgage                        142,442            $     7,564
Fifth Third Bancorp                               118,286                  5,931
First Tennessee National (A)                       24,344                    967
FleetBoston Financial                             215,147                  5,138
Franklin Resources                                 52,765                  1,736
Golden West Financial                              36,649                  2,636
Goldman Sachs Group (A)                            96,744                  6,586
H & R Block (A)                                    36,501                  1,558
Hartford Financial Services Group (A)              52,357                  1,848
Huntington Bancshares (A)                          47,332                    880
J P Morgan Chase (A)                              409,252                  9,703
Janus Capital Group                                45,601                    519
Jefferson-Pilot (A)                                28,591                  1,100
John Hancock Financial Services                    59,055                  1,641
KeyCorp                                            85,826                  1,936
Lehman Brothers Holdings (A)                       49,716                  2,871
Lincoln National                                   36,295                  1,016
Loew's                                             38,013                  1,514
Marsh & McLennan                                  110,084                  4,693
Marshall & Ilsley                                  44,107                  1,127
MBIA (A)                                           29,746                  1,149
MBNA                                              261,897                  3,942
Mellon Financial                                   88,332                  1,878
Merrill Lynch & Company (A)                       177,195                  6,273
Metlife (A)                                       143,548                  3,787
MGIC Investment (A)                                20,595                    809
Moody's (A)                                        30,975                  1,432
Morgan Stanley (A)                                222,055                  8,516
National City                                     123,590                  3,442
North Fork Bancorp (A)                             33,105                    975
Northern Trust (A)                                 45,286                  1,379
Plum Creek Timber                                  37,336                    806
PNC Financial Services (A)                         58,212                  2,467
Principal Financial Group (A)                      68,630                  1,863
Progressive (A)                                    44,639                  2,648
Providian Financial*                               59,249                    389
Prudential Financial (A)                          116,045                  3,394
Regions Financial (A)                              46,657                  1,512
SAFECO (A)                                         27,915                    976
Simon Property Group (REIT) (A)                    36,214                  1,298
SLM (A)                                            31,014                  3,440
SouthTrust                                         70,061                  1,789
St. Paul Companies (A)                             46,421                  1,476
State Street (A)                                   68,084                  2,153
SunTrust Banks (A)                                 55,975                  2,947
Synovus Financial (A)                              62,439                  1,117
T. Rowe Price Group                                25,071                    680
Torchmark                                          24,280                    869
Travelers Property Casualty, Cl B                 206,229                  2,910
U.S. Bancorp (A)                                  386,919                  7,344
Union Planters                                     40,018                  1,052
UnumProvident (A)                                  49,506                    485
Wachovia                                          274,762                  9,361
Washington Mutual (A)                             194,052                  6,844
Wells Fargo                                       346,802                 15,603
XL Capital Limited, Cl A                           27,454                  1,943
Zions Bancorporation                               18,364                    786
                                                                     -----------
                                                                         319,943
                                                                     -----------

DESCRIPTION                                       SHARES            VALUE (000)
-------------------------------------------------------------------------------
HEALTH CARE - 15.1%
Abbott Laboratories                               320,469            $    12,053
Aetna                                              30,855                  1,521
Allergan (A)                                       26,527                  1,809
AmerisourceBergen (A)                              22,594                  1,186
Amgen* (A)                                        263,826                 15,183
Anthem*                                            28,989                  1,921
Applera - Applied Biosystems Group (A)             42,938                    680
Bard C.R                                           10,444                    659
Bausch & Lomb (A)                                  10,893                    358
Baxter International (A)                          121,616                  2,267
Becton, Dickinson & Company (A)                    51,858                  1,786
Biogen*                                            30,560                    916
Biomet (A)                                         53,077                  1,627
Boston Scientific* (A)                             83,597                  3,407
Bristol-Myers Squibb                              391,249                  8,267
Cardinal Health (A)                                92,684                  5,280
Chiron* (A)                                        38,196                  1,432
Cigna (A)                                          28,612                  1,308
Eli Lilly                                         229,804                 13,133
Forest Laboratories, Cl A* (A)                     74,408                  4,016
Genzyme* (A)                                       43,979                  1,603
Guidant* (A)                                       62,898                  2,277
HCA                                               105,076                  4,346
Health Management Associates, Cl (A)               48,921                    930
Humana*                                            33,258                    319
Johnson & Johnson (A)                             608,915                 35,238
King Pharmaceuticals* (A)                          49,349                    589
Manor Care* (A)                                    19,258                    370
McKesson HBOC (A)                                  59,642                  1,487
MedImmune* (A)                                     51,558                  1,693
Medtronic (A)                                     247,685                 11,176
Merck                                             460,301                 25,215
Pfizer (A)                                      1,263,128                 39,359
Pharmacia                                         261,641                 11,329
Quest Diagnostics* (A)                             21,560                  1,287
Quintiles Transnational*                           23,778                    289
Schering-Plough                                   300,631                  5,360
St. Jude Medical* (A)                              36,399                  1,774
Stryker (A)                                        39,987                  2,745
Tenet Healthcare* (A)                              98,508                  1,645
UnitedHealth Group (A)                             62,409                  5,721
Watson Pharmaceuticals* (A)                        21,920                    631
Wellpoint Health Networks*                         30,494                  2,340
Wyeth (A)                                         271,730                 10,277
Zimmer Holdings* (A)                               39,976                  1,944
                                                                     -----------
                                                                         248,753
                                                                     -----------
INDUSTRIALS - 10.4%
3M (A)                                             79,982                 10,400
Allied Waste Industries*                           39,825                    318
American Power Conversion*                         40,201                    572
American Standard*                                 14,854                  1,022
Apollo Group, Cl A* (A)                            35,731                  1,783
Avery Dennison                                     22,175                  1,301
Boeing (A)                                        169,571                  4,249
Burlington Northern Santa Fe                       77,598                  1,932
Caterpillar (A)                                    70,551                  3,471
Cendant* (A)                                      211,155                  2,682
Cintas Group (A)                                   34,906                  1,148
Concord EFS*                                      104,285            $       980
Convergys* (A)                                     35,570                    470
Cooper Industries                                  19,109                    682
Crane                                              12,022                    209
CSX (A)                                            45,884                  1,309
Cummins Engine                                      8,380                    206
Danaher (A)                                        31,240                  2,054
Deere & Company                                    49,039                  1,925
Delta Air Lines (A)                                24,329                    217
Donnelley RR & Sons                                22,891                    419
Dover (A)                                          41,476                  1,005
Eaton (A)                                          14,452                  1,011
Emerson Electric (A)                               86,281                  3,913
Equifax                                            29,157                    583
FedEx                                              61,173                  3,369
Fluor (A)                                          16,465                    555
General Dynamics                                   41,186                  2,268
General Electric (A)                            2,039,781                 52,014
Genuine Parts (A)                                  33,408                  1,019
Goodrich                                           24,085                    339
Grainger, W.W                                      18,742                    804
Honeywell International                           175,376                  3,746
Illinois Tool Works                                63,018                  3,664
IMS Health (A)                                     56,743                    886
Ingersoll-Rand, Cl A                               34,698                  1,339
ITT Industries                                     17,287                    923
Lockheed Martin                                    92,123                  4,380
Masco (A)                                         100,856                  1,878
McDermott International*                           13,070                     38
Molex                                              39,310                    844
Navistar International*                            13,988                    344
Norfolk Southern                                   79,748                  1,480
Northrop Grumman                                   36,769                  3,155
Paccar (A)                                         23,404                  1,177
Pall (A)                                           25,205                    504
Parker-Hannifin (A)                                24,216                    938
Paychex (A)                                        77,138                  2,119
Pitney Bowes (A)                                   46,637                  1,489
Power-One* (A)                                     16,380                     72
Raytheon (A)                                       83,198                  2,360
Robert Half International*                         35,520                    473
Rockwell Automation (A)                            38,056                    788
Rockwell Collins                                   36,949                    679
Ryder System                                       12,811                    263
Sabre Group Holdings, Cl A* (A)                    29,251                    465
Southwest Airlines (A)                            158,786                  2,280
Textron                                            27,872                    765
Thomas & Betts*                                    11,773                    167
Tyco International (A)                            409,163                  5,262
Union Pacific (A)                                  52,028                  2,862
United Parcel Service, Cl B (A)                   230,368                 13,131
United Technologies                                96,421                  5,571
Waste Management (A)                              122,934                  2,604
Worthington Industries                             17,319                    207
                                                                     -----------
                                                                         171,082
                                                                     -----------

INFORMATION TECHNOLOGY - 15.0%
ADC Telecommunications*                           164,337                    339
Adobe Systems (A)                                  47,728                  1,471
Advanced Micro Devices* (A)                        69,376                    429

The accompanying notes are an integral part of the financial statements.

DESCRIPTION                                       SHARES            VALUE (000)
-------------------------------------------------------------------------------

Agilent Technologies* (A)                          95,731            $     1,259
Altera* (A)                                        78,413                  1,062
Analog Devices* (A)                                74,665                  2,053
Andrew* (A)                                        20,155                    111
Apple Computer* (A)                                72,488                  1,025
Applied Materials* (A)                            338,280                  4,256
Applied Micro Circuits*                            57,392                    187
Autodesk (A)                                       22,781                    348
Automatic Data Processing                         122,906                  3,784
Avaya*                                             67,528                    138
BMC Software*                                      46,642                    704
Broadcom, Cl A* (A)                                56,547                    698
Ciena*                                             88,859                    388
Cisco Systems* (A)                              1,459,364                 18,943
Citrix Systems* (A)                                35,052                    461
Computer Associates International (A)             116,638                  1,593
Computer Sciences* (A)                             38,374                  1,249
Compuware*                                         76,336                    259
Comverse Technology*                               38,479                    435
Corning (A)                                       245,713                  1,435
Dell Computer* (A)                                525,726                 14,358
Deluxe                                             12,649                    508
Electronic Arts* (A)                               28,543                  1,674
Electronic Data Systems (A)                        97,651                  1,719
EMC*                                              450,916                  3,260
First Data (A)                                    154,177                  5,706
Fiserv* (A)                                        39,226                  1,235
Gateway*                                           61,341                    145
Hewlett-Packard (A)                               625,685                  9,729
IBM (A)                                           346,439                 27,171
Intel (A)                                       1,358,000                 22,108
Intuit* (A)                                        42,166                  1,569
Jabil Circuit* (A)                                 40,624                    711
JDS Uniphase*                                     290,119                    827
KLA-Tencor* (A)                                    38,985                  1,401
Lexmark International Group, Cl A*                 25,817                  1,728
Linear Technology                                  64,127                  1,980
LSI Logic*                                         75,108                    339
Lucent Technologies* (A)                          801,713                  1,179
Maxim Integrated Products                          64,705                  2,337
Mercury Interactive* (A)                           17,313                    514
Micron Technology* (A)                            122,210                    995
Microsoft (A)                                   2,193,590                 53,107
Millipore (A)                                       9,921                    324
Motorola (A)                                      471,658                  3,896
National Semiconductor* (A)                        37,244                    635
NCR* (A)                                           19,709                    361
Network Appliance* (A)                             69,559                    778
Novell*                                            73,609                    158
Novellus Systems* (A)                              30,384                    829
NVIDIA* (A)                                        32,313                    415
Oracle Systems* (A)                             1,081,821                 11,737
Parametric Technology*                             49,999                    108
PeopleSoft* (A)                                    64,160                    982
PerkinElmer                                        25,898                    230
PMC-Sierra* (A)                                    33,821                    201
QLogic* (A)                                        19,233                    714
QUALCOMM (A)                                      161,705                  5,831
Sanmina*                                          106,692                    431
Scientific-Atlanta (A)                             31,339                    431
Seagate Escrow Security                            48,686            $        --
Siebel Systems* (A)                                99,325                    796
Solectron* (A)                                    169,363                    511
Sun Microsystems*                                 654,894                  2,135
SunGard Data Systems*                              58,043                  1,236
Symantec*                                          30,400                  1,191
Symbol Technologies (A)                            47,263                    407
Tektronix*                                         17,820                    306
Tellabs* (A)                                       84,456                    489
Teradyne* (A)                                      37,532                    437
Texas Instruments                                 354,829                  5,809
Thermo Electron*                                   33,515                    607
Unisys (A)                                         65,537                    607
VERITAS Software* (A)                              84,375                  1,483
Waters* (A)                                        26,469                    560
Xerox* (A)                                        150,721                  1,311
Xilinx*                                            69,166                  1,619
Yahoo!* (A)                                       123,889                  2,976
                                                                     -----------
                                                                         247,468
                                                                     -----------
MATERIALS - 2.7%
Air Products and Chemicals                         46,576                  1,930
Alcoa (A)                                         172,569                  3,344
Allegheny Technologies                             14,676                     43
Ball (A)                                           11,474                    639
Bemis                                              10,154                    427
Boise Cascade                                      11,775                    257
Brown-Forman, Cl B                                 13,813                  1,062
Dow Chemical                                      186,756                  5,156
E.I. du pont de Nemours                           203,895                  7,923
Eastman Chemical                                   15,846                    459
Ecolab                                             26,678                  1,316
Engelhard                                          26,193                    561
Freeport-McMoran Copper & Gold, Cl B* (A)          29,264                    499
Georgia-Pacific (A)                                51,258                    712
Great Lakes Chemical                               10,139                    225
Hercules*                                          22,388                    195
International Flavors & Fragrances                 19,339                    601
International Paper (A)                            96,154                  3,250
Louisiana Pacific* (A)                             21,125                    168
MeadWestvaco                                       40,400                    920
Monsanto (A)                                       53,583                    879
Newmont Mining (A)                                 75,803                  1,982
Nucor (A)                                          15,465                    590
Pactiv*                                            32,479                    659
Phelps Dodge* (A)                                  17,961                    583
PPG Industries (A)                                 33,852                  1,526
Praxair (A)                                        33,153                  1,868
Rohm & Haas                                        45,323                  1,350
Sealed Air* (A)                                    17,209                    691
Sigma-Aldrich (A)                                  14,694                    654
Temple-Inland (A)                                  10,852                    406
USX-U.S. Steel Group                               20,664                    203
Vulcan Materials (A)                               20,809                    629
Weyerhaeuser (A)                                   44,220                  2,115
                                                                     -----------
                                                                          43,822
                                                                     -----------
TELECOMMUNICATION SERVICES - 3.6%
ALLTEL                                             63,751                  2,853
AT&T (A)                                          157,917                  2,558
AT&T Wireless Services* (A)                       555,305                  3,665

                                               PAR (000)/
DESCRIPTION                                      SHARES             VALUE (000)
-------------------------------------------------------------------------------
BellSouth                                         381,473   $              8,267
CenturyTel (A)                                     29,232                    807
Citizens Communications* (A)                       57,851                    577
Nextel Communications, Cl A* (A)                  198,022                  2,652
Qwest Communications International* (A)           347,518                  1,213
SBC Communications                                680,576                 13,652
Sprint (A)                                        183,367                  2,155
Sprint PCS Group* (A)                             204,795                    893
Verizon Communications                            560,785                 19,824
                                                                     -----------
                                                                          59,116
                                                                     -----------
UTILITIES - 2.8%
AES*                                              111,474                    404
Allegheny Energy* (A)                              25,760                    160
Ameren                                             27,339                  1,068
American Electric Power (A)                        79,705                  1,821
Calpine* (A)                                       77,483                    256
Centerpoint Energy                                 62,383                    440
Cinergy (A)                                        34,004                  1,144
CMS Energy*                                        29,539                    130
Consolidated Edison                                43,791                  1,685
Constellation Energy                               33,770                    936
Dominion Resources (A)                             62,970                  3,487
DTE Energy (A)                                     34,330                  1,327
Duke Energy (A)                                   182,760                  2,657
Dynegy*                                            76,126                    199
Edison International* (A)                          66,787                    914
El Paso (A)                                       122,777                    743
Entergy (A)                                        45,509                  2,191
Exelon                                             66,209                  3,338
FirstEnergy (A)                                    61,006                  1,922
FPL Group (A)                                      37,414                  2,205
KeySpan                                            32,067                  1,034
Kinder Morgan (A)                                  24,991                  1,125
Mirant* (A)                                        82,792                    132
NICOR                                               9,018                    246
NiSource (A)                                       51,007                    928
People's Energy                                     7,160                    256
PG&E* (A)                                          83,544                  1,124
Pinnacle West Capital                              18,533                    616
PPL                                                33,711                  1,200
Progress Energy (A)                                48,620                  1,903
Progress Energy-CVO                                 8,576                      1
Public Service Enterprises (A)                     45,592                  1,673
Sempra Energy                                      42,245                  1,054
Southern (A)                                      144,112                  4,099
TECO Energy (A)                                    36,002                    383
TXU (A)                                            66,032                  1,179
Williams (A)                                      105,912                    485
Xcel Energy (A)                                    80,530                  1,032
                                                                     -----------
                                                                          45,497
                                                                     -----------
TOTAL COMMON STOCKS                                                   1,598,761
                                                                     -----------
U.S. TREASURY OBLIGATION - 0.4%
U.S. Treasury Bill
 1.290%, 6/05/03 (B)                         $      6,300                  6,287
                                                                     -----------

TOTAL U.S. TREASURY OBLIGATION
   (Cost $6,287)                                                           6,287



RELATED PARTY MONEY MARKET FUND - 2.3%
First American Prime Obligations Fund, ClY (C) 38,376,265            $    38,376
                                                                     -----------
TOTAL RELATED PARTY MONEY MARKET FUND
   (Cost $38,376)                                                         38,376
                                                                     -----------
INVESTMENTS PURCHASED WITH CASH PROCEEDS
 FROM SECURITIES LENDING - 51.3%
COMMERCIAL PAPER - 7.4%
CS First Boston
 1.638%, 12/01/03                            $     14,782                 14,782
Danske Bank
 1.508%, 12/22/03                                  14,782                 14,782
Goldman Sachs
 1.518%, 08/28/03                                  19,216                 19,216
Morgan Stanley
 1.518%, 06/17/03                                   7,391                  7,391
 1.518%, 07/08/03                                   5,321                  5,321
 1.518%, 09/22/03                                   7,391                  7,391
Orchard Park
 1.475%, 01/06/04                                  14,782                 14,782
UBS Financial
 1.390%, 04/01/03                                  36,949                 36,949
                                                                     -----------
TOTAL COMMERCIAL PAPER                                                   120,614
                                                                     -----------
CORPORATE OBLIGATIONS - 5.6%
CS First Boston
 1.760%, 04/11/03                                  14,782                 14,782
Deutsche Bank
 1.470%, 04/11/03                                   7,391                  7,391
 1.580%, 12/11/03                                   5,913                  5,913
General Electric Capital Corporation
 1.355%, 07/09/07                                   7,391                  7,391
Merrill Lynch
 1.538%, 05/05/03                                  12,564                 12,564
Monet Trust
 1.360%, 12/28/03                                  14,782                 14,782
SMM Trust 2002-M
 1.450%, 09/23/03                                  14,782                 14,782
URI Trust
 1.460%, 09/18/03                                  14,782                 14,782
                                                                     -----------
TOTAL CORPORATE OBLIGATIONS                                               92,387
                                                                     -----------
MONEY MARKET FUNDS - 4.8%
AIM Liquid Assets Portfolio                    25,129,154                 25,129
Dreyfus Cash Manage Plus Fund                   1,478,185                  1,478
Evergreen Institutional Money Market Fund       5,173,649                  5,174
HSBC Investor Money Market Fund - Cl I          4,434,557                  4,435
Merrill Lynch Premier Institutional Fund       28,630,261                 28,630
Merrimac Cash Series Fund                       4,434,557                  4,435
One Group Institutional Prime
 Money Market Fund                              8,869,113                  8,869
Reserve Primary Fund                              739,093                    739
                                                                     -----------
TOTAL MONEY MARKET FUNDS                                                  78,889
                                                                     -----------
OTHER SHORT-TERM INVESTMENTS - 4.6%
Allied Irish Bank
 1.340%, 05/09/03                                  14,782                 14,782
 1.330%, 06/02/03                                   7,391                  7,391
Commonwealth Life
 1.678%, 04/01/03                                   7,463                  7,463
General Electric Capital Assurance
 1.370%, 12/19/03                                   2,956                  2,956
Premium Asset Trust 02-7
 1.060%, 08/23/03                                   9,416                  9,416

The accompanying notes are an integral part of the financial statements.

                                               PAR (000)/
DESCRIPTION                                      SHARES             VALUE (000)
-------------------------------------------------------------------------------
Security Life Denver
 1.381%, 01/13/04                            $     19,217            $    19,217
 1.490%, 03/15/04                                  14,782                 14,782
                                                                     -----------
TOTAL OTHER SHORT-TERM INVESTMENTS                                        76,007
                                                                     -----------
REPURCHASE AGREEMENTS - 28.9%
Bear Stearns
 1.420%, 04/10/03                                  29,563                 29,563
CS First Boston
 1.370%, 04/01/03                                  29,563                 29,563
 1.380%, 04/01/03                                   4,582                  4,582
 1.380%, 04/01/03                                  36,955                 36,955
Goldman Sachs
 1.520%, 04/01/03                                  22,173                 22,173
 1.420%, 04/07/03                                  14,782                 14,782
 1.400%, 06/11/03                                   7,391                  7,391
 1.360%, 06/10/03                                   7,391                  7,391
Greenwich Capital Markets
 1.430%, 04/01/03                                  44,346                 44,346
Lehman Brothers
 1.560%, 04/01/03                                  14,782                 14,782
 1.640%, 04/01/03                                  11,086                 11,086
 1.640%, 04/01/03                                  48,041                 48,041
Merrill Lynch
 1.360%, 04/01/03                                  44,346                 44,346
 1.500%, 04/01/03                                  22,173                 22,173
 1.560%, 04/01/03                                  18,477                 18,477
 1.560%, 04/01/03                                  29,563                 29,563
Morgan Stanley
 1.470%, 04/01/03                                  22,173                 22,173
 1.510%, 04/01/03                                  45,972                 45,972
Salomon Smith Barney
 1.540%, 04/01/03                                  22,173                 22,173
                                                                     -----------
TOTAL REPURCHASE AGREEMENTS                                              475,532
                                                                     -----------
TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS
   FROM SECURITIES LENDING
   (Cost $843,429)                                                       843,429
                                                                     -----------
TOTAL INVESTMENTS - 151.2%
   (Cost $2,502,577)                                                   2,486,853
                                                                     -----------
OTHER ASSETS AND LIABILITIES, NET - (51.2)%                             (841,770)
                                                                     -----------
TOTAL NET ASSETS - 100.0%                                            $ 1,645,083
                                                                     -----------

*Non-income producing security

(A) This security or a portion of this security is out on loan at March 31, 2003. Total loaned securities had a value of $798,805,924 at March 31, 2003. See note 2 in Notes to Financial Statements.

(B) Security has been deposited as initial margin on open future contracts. Yield shown is effective yield at date of purchase. See note 7 in Notes to Financial Statements.

(C) This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor for this Fund. See note 3 in Notes to Financial Statements.

Cl - Class

REIT - Real Estate Investment Trust


MID CAP INDEX FUND

DESCRIPTION                                       SHARES            VALUE (000)
-------------------------------------------------------------------------------
COMMON STOCKS - 93.5%
CONSUMER DISCRETIONARY - 16.1%
99 Cents Only Stores*                              18,536            $       473
Abercrombie & Fitch* (A)                           25,722                    772
American Eagle Outfitters*                         18,824                    273
Applebee's International (A)                       13,590                    381
ArvinMeritor                                       18,613                    260
Barnes & Noble* (A)                                17,088                    325
Belo                                               29,854                    605
BJ's Wholesale Club* (A)                           18,363                    208
Blyth                                              12,454                    317
Bob Evans Farms                                     9,268                    224
Borders Group*                                     20,940                    308
BorgWarner                                          7,114                    340
Brinker International* (A)                         25,638                    782
Callaway Golf                                      19,268                    229
CarMax* (A)                                        27,269                    398
Catalina Marketing, Cl C* (A)                      14,129                    272
CBRL Group                                         13,981                    384
CDW Computer Centers* (A)                          22,200                    906
Cheesecake Factory* (A)                            13,260                    429
Chico's FAS* (A)                                   21,400                    428
Claire's Stores                                    12,927                    305
Clayton Homes (A)                                  35,991                    397
Coach* (A)                                         23,830                    913
Copart*                                            25,947                    199
D.R. Horton (A)                                    38,764                    744
Dollar Tree Stores*                                30,194                    601
Emmis Communications, Cl A* (A)                    14,154                    239
Entercom Communications* (A)                       12,581                    553
Extended Stay America*                             25,006                    253
Federal Signal                                     11,258                    160
Furniture Brands International* (A)                14,884                    292
Gentex*                                            20,159                    513
GTECH Holdings*                                    14,946                    488
Harte-Hanks                                        24,073                    460
Hispanic Broadcasting*                             28,772                    594
International Speedway, Cl A*                      13,110                    525
Kelly Services, Cl A                                9,986                    215
Krispy Kreme Doughnuts* (A)                        14,867                    504
Lancaster Colony                                    8,405                    322
Lear* (A)                                          17,380                    615
Lee Enterprises                                    13,069                    412
Lennar (A)                                         17,171                    919
Macrovision*                                       12,788                    154
Mandalay Resort Group* (A)                         17,448                    481
Media General, Cl A                                 5,983                    295
Michaels Stores* (A)                               17,835                    446
Modine Manufacturing                                8,871                    133
Mohawk Industries*                                 17,566                    842
Neiman Marcus Group*                               12,683                    368
Outback Steakhouse (A)                             20,044                    709
Park Place Entertainment* (A)                      79,480                    567
Payless ShoeSource*                                15,118                    236
PETsMART* (A)                                      36,808                    464
Pier 1 Imports                                     24,554                    390
Pittston                                           14,352                    199
Reader's Digest Association, Cl A*                 27,538                    281
Ross Stores                                        20,320                    735

                                       7

DESCRIPTION                                       SHARES            VALUE (000)
-------------------------------------------------------------------------------

Ruby Tuesday (A)                                   18,500   $                377
Saks*                                              36,241                    279
Scholastic*                                        11,237                    302
Six Flags* (A)                                     27,104                    152
Sotheby's Holdings, Cl A*                          16,256                    149
Superior Industries                                 7,324                    267
Timberland, Cl A* (A)                               9,857                    412
Toll Brothers*                                     21,589                    417
Unifi*                                             16,285                     78
United Rentals* (A)                                20,586                    198
Washington Post, Cl B                               2,374                  1,617
Westwood One*                                      27,873                    871
Williams-Sonoma* (A)                               30,771                    671
                                                                     -----------
                                                                          30,627
                                                                     -----------
CONSUMER STAPLES - 4.3%
Church and Dwight                                  10,550                    320
Constellation Brands, CI A*                        21,206                    481
Dean Foods* (A)                                    24,133                  1,036
Dial                                               22,985                    446
Dreyer's Grand Ice Cream (A)                        9,233                    640
Hormel Foods                                       36,607                    776
Interstate Bakeries                                11,831                    125
Longs Drug Stores                                  10,176                    153
PepsiAmericas                                      39,748                    467
Ruddick                                            13,084                    161
Sensient Technologies                              12,536                    251
Smithfield Foods* (A)                              28,929                    513
Smucker, JM                                        13,147                    460
Tootsie Roll Industries                            14,755                    421
Tyson Foods, Cl A                                  92,993                    721
Universal                                           8,174                    308
Whole Foods Market* (A)                            15,484                    861
                                                                     -----------
                                                                           8,140
                                                                     -----------
ENERGY - 9.0%
Cooper Cameron* (A)                                14,370                    711
ENSCO International                                39,431                  1,005
Equitable Resources                                16,287                    610
FMC Technologies*                                  17,294                    332
Forest Oil*                                        13,874                    309
Grant Prideco* (A)                                 31,991                    386
Hanover Compressor*                                18,687                    121
Helmerich & Payne                                  13,233                    339
Murphy Oil                                         22,440                    991
National-Oilwell* (A)                              22,278                    499
Noble Energy                                       15,150                    520
Ocean Energy                                       46,988                    940
Patterson-UTI Energy* (A)                          21,183                    685
Peabody Energy                                     12,979                    362
Pepco Holdings                                     43,178                    751
Pioneer Natural Resources* (A)                     31,020                    779
Pogo Producing                                     17,198                    684
Pride International* (A)                           37,769                    510
Smith International* (A)                           26,854                    946
Tidewater (A)                                      13,178                    379
Valero Energy (A)                                  29,943                  1,239
Varco International*                               25,624                    469
Weatherford International* (A)                     34,410                  1,300
Westar Energy                                      19,424                    235
Western Gas Resources (A)                           8,740            $       285
Wisconsin Energy                                   30,719                    780
XTO Energy (A)                                     47,009                    894
                                                                     -----------
                                                                          17,061
                                                                     -----------
FINANCIALS - 18.2%
Allmerica Financial                                14,672                    206
AMB Property                                       21,856                    617
American Financial Group                           18,876                    375
AmeriCredit* (A)                                   40,915                    135
Amerus Group                                       10,960                    269
Arthur J. Gallagher                                22,061                    542
Associated Banc-Corp                               19,717                    637
Astoria Financial (A)                              23,025                    534
Bank of Hawaii                                     16,072                    495
Banknorth Group                                    42,647                    930
Brown & Brown                                      18,300                    573
City National (A)                                  13,198                    580
Colonial BancGroup                                 32,712                    368
Commerce Bancorp (A)                               17,852                    709
Compass Bancshares                                 33,900                  1,060
Dime Bancorp*                                      23,400                      4
E*TRADE Group* (A)                                101,548                    428
Eaton Vance                                        18,290                    489
Edwards A.G. (A)                                   19,931                    515
Everest Re Group                                   13,453                    769
Fidelity National Financial                        25,265                    863
First American                                     17,113                    418
First Virginia Banks                               18,961                    744
FirstMerit                                         22,356                    412
Greater Bay Bancorp (A)                            13,621                    195
GreenPoint Financial (A)                           25,813                  1,157
HCC Insurance Holdings (A)                         16,475                    421
Hibernia, Cl A                                     41,654                    707
Horace Mann Educators (A)                          11,703                    154
Hospitality Properties Trust (REIT)                13,805                    422
Independence Community Bank                        15,126                    400
IndyMac Bancorp                                    15,362                    299
Investors Financial Services (A)                   17,148                    418
LaBranche (A)                                      15,735                    289
Legg Mason (A)                                     17,131                    835
Leucadia National                                  16,571                    592
Liberty Property Trust (REIT) (A)                  20,190                    632
M & T Bank (A)                                     22,788                  1,790
Mack-Cali Realty (REIT)                            11,760                    364
Mercantile Bankshares                              16,945                    575
MONY Group                                         12,716                    266
National Commerce Financial                        54,012                  1,280
Neuberger Berman                                   18,452                    521
New Plan Excel Realty Trust (REIT) (A)             25,818                    506
New York Community Bancorp (A)                     28,349                    845
Ohio Casualty*                                     18,829                    243
Old Republic International                         31,885                    853
PMI Group                                          23,874                    610
Protective Life                                    18,161                    518
Provident Financial Group (A)                      14,019                    298
Radian Group (A)                                   24,723                    825
Roslyn Bancorp                                     21,940                    394
SEI Investments                                    28,047                    735
Silicon Valley Bancshares* (A)                     10,292                    187

The accompanying notes are an integral part of the financial statements.

DESCRIPTION                                       SHARES            VALUE (000)
-------------------------------------------------------------------------------
Sovereign Bancorp (A)                              73,392            $     1,016
Stancorp Financial Group                            7,878                    406
TCF Financial                                      19,452                    779
United Dominion Realty Trust (REIT)                25,000                    399
Unitrin                                            18,044                    418
Waddell & Reed Financial                           21,231                    373
Webster Financial                                  12,633                    444
Westamerica Bancorporation (A)                      9,229                    364
Wilmington Trust                                   13,429                    372
                                                                     -----------
                                                                          34,574
                                                                     -----------
HEALTH CARE - 13.1%
AdvancePCS* (A)                                    23,829                    675
Apogent Technologies*                              28,359                    413
Apria Healthcare Group*                            15,708                    367
Barr Laboratories* (A)                             17,136                    976
Beckman Coulter (A)                                15,373                    523
Charles River Laboratories
  International* (A)                               13,124                    335
Community Health Systems*                          25,210                    517
Covance* (A)                                       16,814                    389
Coventry Health Care* (A)                          15,835                    521
Cytec*                                             30,640                    400
DENTSPLY International (A)                         20,719                    721
Edwards Lifesciences* (A)                          15,881                    435
Express Scripts* (A)                               20,603                  1,148
First Health Group* (A)                            26,823                    682
Gilead Sciences* (A)                               52,019                  2,185
Health Net*                                        32,744                    877
Henry Schein*                                      11,632                    525
Hillenbrand Industries                             15,747                    803
ICN Pharmaceuticals                                18,166                    162
IDEC Pharmaceuticals* (A)                          40,467                  1,393
IVAX* (A)                                          51,464                    630
Lifepoint Hospitals*                               10,444                    262
Lincare Holdings* (A)                              27,956                    858
Millennium Pharmaceuticals* (A)                    76,108                    598
Mylan Laboratories                                 46,737                  1,343
Omnicare                                           24,934                    679
Oxford Health Plans*                               22,184                    674
PacifiCare Health Systems*                          9,470                    228
Patterson Dental* (A)                              17,986                    826
Perrigo                                            17,477                    208
Pharmaceutical Resources*                           8,670                    368
Protein Design Labs*                               25,798                    191
Sepracor* (A)                                      22,255                    301
SICOR*                                             30,964                    517
STERIS*                                            18,653                    488
Triad Hospitals*                                   19,754                    532
Universal Health Services*                         16,010                    653
Varian*                                             7,672                    219
Varian Medical Systems*                            18,023                    972
Vertex Pharmaceuticals*                            20,201                    225
VISX*                                              14,492                    154
                                                                     -----------
                                                                          24,973
                                                                     -----------
INDUSTRIALS - 12.4%
AGCO* (A)                                          22,316                    359
Airborne (A)                                       12,911                    253
Alaska Air Group*                                   7,661                    120
Alexander & Baldwin                                10,866                    270
AMETEK                                              9,280                    287
Banta                                               7,363            $       217
Bisys Group* (A)                                   31,662                    517
C. H. Robinson Worldwide                           22,339                    731
Career Education* (A)                              12,168                    595
Carlisle Companies                                  8,569                    347
Ceridian*                                          39,257                    549
Certegy*                                           17,567                    443
CheckFree* (A)                                     20,858                    469
ChoicePoint* (A)                                   22,430                    760
CNF (A)                                            13,026                    397
Corinthian Colleges* (A)                           11,680                    461
CSG Systems International*                         13,641                    118
DeVry*                                             18,502                    345
Donaldson                                          10,814                    396
DST Systems* (A)                                   31,613                    860
Dun & Bradstreet* (A)                              19,652                    752
Dycom Industries*                                  12,663                    131
Education Management*                               9,945                    396
EGL*                                               12,431                    185
Energizer Holdings*                                23,134                    590
Expeditors International of Washington (A)         27,527                    990
Fastenal (A)                                       20,068                    565
Flowserve*                                         14,596                    170
GATX (A)                                           10,229                    148
Granite Construction                               12,363                    194
Harsco                                             10,714                    327
HON Industries                                     15,590                    445
Hubbell, Cl B                                      16,907                    529
Hunt (J.B.) Transport Services*                    10,384                    280
IMC Global                                         30,401                    293
Jacobs Engineering Group* (A)                      14,506                    610
Kennametal (A)                                      9,313                    262
Korn Ferry International*                          10,005                     65
L-3 Communications Holdings* (A)                   24,979                  1,003
Manpower (A)                                       20,424                    610
Miller Herman (A)                                  20,644                    332
MPS Group*                                         30,615                    160
Nordson                                             6,319                    152
Overseas Shipholding Group                          9,115                    152
Pentair                                            12,583                    445
Precision Castparts                                13,945                    333
Quanta Services* (A)                               22,004                     70
Republic Services*                                 43,305                    859
Rollins                                            11,836                    272
Sequa*                                              2,544                     87
SPX* (A)                                           21,294                    727
Swift Transportation*                              22,123                    354
Sylvan Learning Systems*                           10,664                    169
Tecumseh Products, Cl A                             2,881                    118
Teleflex                                           11,157                    398
Trinity Industries (A)                             12,138                    209
Valassis Communications*                           13,937                    367
Viad                                               23,299                    500
Wallace Computer Services                          12,529                    312
Werner Enterprises                                 16,858                    325
York International                                 10,488                    220
                                                                     -----------
                                                                          23,600
                                                                     -----------

DESCRIPTION                                       SHARES            VALUE (000)
-------------------------------------------------------------------------------
INFORMATION TECHNOLOGY - 10.7%
3Com*                                              94,794            $       467
Activision* (A)                                    17,498                    253
Acxiom* (A)                                        23,590                    397
ADTRAN* (A)                                         9,843                    353
Advanced Fiber Communications*                     22,223                    336
Advent Software*                                    8,657                    105
Affiliated Computer Services, Cl A* (A)            35,055                  1,551
Arrow Electronics* (A)                             26,420                    388
Ascential Software*                                67,761                    190
Atmel*                                            123,137                    197
Avnet (A)                                          31,583                    331
Avocent*                                           11,924                    278
Cabot Microelectronics* (A)                         6,440                    270
Cadence Design Systems* (A)                        71,106                    711
CommScope*                                         15,666                    118
Credence Systems*                                  16,115                    109
Cree* (A)                                          19,373                    359
Cypress Semiconductor*                             32,734                    226
Diebold                                            17,452                    593
Fair Isaac                                         12,130                    617
Fairchild Semiconductor International, Cl A* (A)   30,928                    323

Gartner Group, Cl B*                               23,020                    173
Harris (A)                                         15,896                    441
Imation* (A)                                        8,485                    316
InFocus*                                            4,453                     21
Integrated Device Technology*                      27,397                    218
International Rectifier* (A)                       17,213                    338
Internet Security Systems*                         13,094                    130
Intersil, Cl A*                                    36,185                    563
Investment Technology Group*                       12,678                    177
Jack Henry & Associates                            23,192                    246
Keane*                                             18,854                    154
KEMET*                                             22,796                    178
Lam Research* (A)                                  33,314                    380
Lattice Semiconductor*                             29,699                    224
Legato Systems*                                    32,635                    167
LTX*                                               13,055                     65
Macromedia*                                        16,479                    199
McDATA, Cl A* (A)                                  30,074                    258
Mentor Graphics* (A)                               17,611                    158
Micrel*                                            25,755                    237
Microchip Technology (A)                           53,799                  1,070
National Instruments*                              13,510                    477
Network Associates* (A)                            41,373                    571
Newport*                                           11,299                    133
Overture Services* (A)                             15,672                    238
Plantronics* (A)                                    8,954                    131
Plexus*                                            11,175                    102
Polycom*                                           26,311                    213
Powerwave Technologies*                            17,449                     59
Quantum*                                           45,674                    165
Retek* (A)                                         14,938                     86
Reynolds & Reynolds, Cl A                          17,833                    452
RF Micro Devices* (A)                              48,271                    291
RSA Security*                                      15,040                    107
SanDisk* (A)                                       18,230                    307
Semtech*                                           19,330                    293
Storage Technology*                                28,369                    574
Sybase*                                            25,019   $                324
Synopsys* (A)                                      19,618                    835
Tech Data* (A)                                     13,346                    320
Titan*                                             21,919                    163
Transaction Systems Architects, Cl A*               9,961                     59
TriQuint Semiconductor*                            37,224                    105
Vishay Intertechnology* (A)                        42,237                    430
Wind River Systems*                                20,930                     62
                                                                     -----------
                                                                          20,382
                                                                     -----------
MATERIALS - 3.9%
Airgas*                                            19,042                    352
AK Steel Holdings*                                 28,532                     93
Albemarle                                          11,023                    269
Arch Coal                                          13,704                    261
Bandag                                              5,175                    161
Bowater (A)                                        14,615                    543
Cabot Industrial                                   16,294                    389
Carpenter Technology                                5,112                     52
Crompton                                           30,091                    122
Cytec Industries*                                  10,913                    304
Ferro                                              10,690                    229
FMC*                                                9,274                    145
Glatfelter                                          6,132                     65
Longview Fibre                                     13,505                     90
Lubrizol                                           13,609                    409
Lyondell Chemical                                  39,740                    556
Martin Marietta Materials                          13,758                    380
Minerals Technologies                               5,333                    203
Olin                                               12,195                    222
Packaging Corporation of America*                  29,350                    529
Potlatch                                            7,268                    141
Rayonier                                            7,624                    336
RPM (A)                                            30,572                    321
Solutia                                            29,420                     46
Sonoco Products                                    23,557                    493
Valspar                                            13,324                    546
Wausau-Mosinee Paper                               14,480                    148
                                                                     -----------
                                                                           7,405
                                                                     -----------
TELECOMMUNICATION SERVICES - 0.5%
Broadwing*                                         57,883                    232
Price Communications*                              14,429                    173
Telephone & Data Systems                           14,617                    598
                                                                     -----------
                                                                           1,003
                                                                     -----------
UTILITIES - 5.3%
AGL Resources                                      17,507                    414
ALLETE                                             19,617                    407
Alliant Energy                                     24,245                    390
Aquila*                                            51,035                    106
Black Hills                                         7,067                    194
DPL                                                33,453                    417
DQE                                                16,830                    204
Energy East                                        38,342                    683
Great Plains Energy                                14,583                    348
Hawaiian Electric Industries                        9,684                    395
IDACORP                                             6,382                    146
MDU Resources Group                                18,959                    529
National Fuel Gas (A)                              21,313                    466
Northeast Utilities                                38,140                    531
NSTAR (A)                                          14,021                    561

The accompanying notes are an integral part of the financial statements.

                                               PAR (000)/
DESCRIPTION                                      SHARES             VALUE (000)
-------------------------------------------------------------------------------

OGE Energy                                         15,401            $       277
Oneok                                              21,379                    392
Philadelphia Suburban                              14,430                    317
PNM Resources                                      11,403                    256
Puget Energy                                       24,517                    523
Questar                                            21,664                    641
SCANA                                              25,658                    768
Sierra Pacific Resources* (A)                      30,304                     96
Vectren                                            17,930                    386
WGL Holdings                                       12,852                    340
WPS Resources                                       8,437                    338
                                                                     -----------
                                                                          10,125
                                                                     -----------
TOTAL COMMON STOCKS                                                      177,890
                                                                     -----------
U.S. TREASURY OBLIGATION - 0.2%
U.S. Treasury Bill
 1.290%, 6/05/03 (B)                         $        400                    399
                                                                     -----------
TOTAL U.S. TREASURY OBLIGATION
   (Cost $399)                                                               399
                                                                     -----------
RELATED PARTY MONEY MARKET FUND - 0.1%
First American Prime Obligations Fund, Cl Y (C)
   (Cost $295)                                    295,322                    295
                                                                     -----------
TOTAL RELATED PARTY MONEY MARKET FUND                                        295

INVESTMENTS PURCHASED WITH CASH PROCEEDS
 FROM SECURITIES LENDING - 35.5%
COMMERCIAL PAPER - 5.1%
CS First Boston
 1.638%, 12/01/03                                   1,184                  1,184
Danske Bank
 1.508%, 12/22/03                                   1,184                  1,184
Goldman Sachs
 1.518%, 08/28/03                                   1,538                  1,538
Morgan Stanley
 1.518%, 06/17/03                                     592                    592
 1.518%, 07/08/03                                     426                    426
 1.518%, 09/22/03                                     592                    592
Orchard Park
 1.475%, 01/06/04                                   1,183                  1,183
UBS Financial
 1.390%, 04/01/03                                   2,958                  2,958
                                                                     -----------
TOTAL COMMERCIAL PAPER                                                     9,657
                                                                     -----------
CORPORATE OBLIGATIONS - 3.9%
CS First Boston
 1.760%, 04/11/03                                   1,184                  1,184
Deutsche Bank
 1.470%, 04/11/03                                     592                    592
 1.580%, 12/11/03                                     473                    473
General Electric Capital Corporation
 1.355%, 07/09/07                                     592                    592
Merrill Lynch
 1.538%, 05/05/03                                   1,006                  1,006
Monet Trust
 1.360%, 12/28/03                                   1,184                  1,184
SMM Trust 2002-M
 1.450%, 09/23/03                                   1,184                  1,184
URI Trust
 1.460%, 09/18/03                                   1,184                  1,184
                                                                     -----------
TOTAL CORPORATE OBLIGATIONS                                                7,399
                                                                     -----------
MONEY MARKET FUNDS - 3.3%
AIM Liquid Assets Portfolio                     2,011,871            $     2,012
Dreyfus Cash Manage Plus Fund                     118,345                    118
Evergreen Institutional Money Market Fund         414,209                    414
HSBC Investor Money Market Fund - Cl I            355,036                    355
Merrill Lynch Premier Institutional Fund        2,292,174                  2,292
Merrimac Cash Series Fund                         355,036                    355
One Group Institutional Prime
 Money Market Fund                                710,072                    710
Reserve Primary Fund                               59,173                     59
                                                                     -----------
TOTAL MONEY MARKET FUNDS                                                   6,315
                                                                     -----------
OTHER SHORT-TERM INVESTMENTS - 3.2%
Allied Irish Bank
 1.340%, 05/09/03                            $        592                    592
 1.330%, 06/02/03                                   1,183                  1,183
Commonwealth Life
 1.678%, 04/01/03                                     598                    598
General Electric Capital Assurance
 1.370%, 12/19/03                                     237                    237
Premium Asset Trust 02-7
 1.060%, 08/23/03                                     754                    754
Security Life Denver
 1.381%, 01/13/04                                   1,538                  1,538
 1.490%, 03/15/04                                   1,183                  1,183
                                                                     -----------
TOTAL OTHER SHORT-TERM INVESTMENTS                                         6,085
                                                                     -----------
REPURCHASE AGREEMENTS - 20.0%
Bear Stearns
 1.420%, 04/10/03                                   2,367                  2,367
CS First Boston
 1.370%, 04/01/03                                   2,367                  2,367
 1.380%, 04/01/03                                     367                    367
 1.380%, 04/01/03                                   2,959                  2,959
Goldman Sachs
 1.520%, 04/01/03                                   1,775                  1,775
 1.420%, 04/07/03                                   1,183                  1,183
 1.360%, 06/10/03                                     592                    592
 1.400%, 06/11/03                                     592                    592
Greenwich Capital Markets
 1.430%, 04/01/03                                   3,550                  3,550
Lehman Brothers
 1.560%, 04/01/03                                   1,183                  1,183
 1.640%, 04/01/03                                     887                    887
 1.640%, 04/01/03                                   3,846                  3,846
Merrill Lynch
 1.360%, 04/01/03                                   3,550                  3,550
 1.500%, 04/01/03                                   1,775                  1,775
 1.560%, 04/01/03                                   1,479                  1,479
 1.560%, 04/01/03                                   2,367                  2,367

DESCRIPTION                                    PAR (000)            VALUE (000)
-------------------------------------------------------------------------------
Morgan Stanley
 1.470%, 04/01/03                            $      1,775            $     1,775
1.510%, 04/01/03                                    3,681                  3,681
Salomon Smith Barney
 1.540%, 04/01/03                                   1,775                  1,775
                                                                     -----------
TOTAL REPURCHASE AGREEMENTS                                               38,070
                                                                     -----------
TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS
   FROM SECURITIES LENDING
   (Cost $67,526)                                                         67,526
                                                                     -----------
TOTAL INVESTMENTS - 129.3%
   (Cost $293,604)                                                       246,110
                                                                     -----------
OTHER ASSETS AND LIABILITIES, NET - (29.3)%                              (55,769)
                                                                     -----------
TOTAL NET ASSETS - 100.0%                                            $   190,341
                                                                     -----------

* Non-income producing security
(A) This security or a portion of this security is out on loan at March 31, 2003. Total loaned securities had a value of $67,525,949 at March 31, 2003. See note 2 in Notes to Financial Statements.
(B) Security has been deposited as intial margin on open futures contracts. Yield shown is effective yield at date of purchase. See note 7 in Notes to Financial Statements.
(C) This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor for this Fund. See note 3 in Notes to Financial Statements.
Cl - Class
REIT - Real Estate Investment Trust

SMALL CAP INDEX FUND

DESCRIPTION                                       SHARES            VALUE (000)
-------------------------------------------------------------------------------
COMMON STOCKS - 90.9%
CONSUMER DISCRETIONARY - 11.9%
1-800 Flowers*                                      1,845            $        12
4Kids Entertainment*                                1,369                     16
A.C. Moore Arts & Crafts*                           1,946                     27
Aaron Rents                                         2,039                     42
Action Performance                                  2,244                     47
Advanced Marketing Services                         2,237                     25
ADVO*                                               2,724                     90
Aeropostale*                                        1,803                     24
AFC Enterprises*                                    1,896                     26
Alliance Gaming*                                    6,739                    101
Ambassadors Group*                                    676                      8
AMC Entertainment*                                  4,235                     37
Ameristar Casinos*                                  1,490                     16
ANC Rental* (B)                                    11,900                     --
AnnTaylor Stores* (A)                               6,339                    130
APAC Customer Service*                              4,319                     10
Applica*                                            2,333                     11
Applied Industrial Technology                       2,501                     42
Arctic Cat                                          2,264                     35
Arden Group, Cl A*                                     18                      1
Argosy Gaming*                                      3,591                     72
Asbury Automotive Group*                            1,294                     10
Ascent Media Group*                                 3,021                      4
Aztar*                                              4,933                     66
Bally Total Fitness Holding* (A)                    4,835                     25
Bassett Furniture                                   1,448                     15
Beasley Broadcast Group*                              839                      8
Beazer Homes USA* (A)                               1,798                    106
Bebe Stores*                                          692                      8
Benihana*                                             696                      7
Blair                                               1,115                     26
Blyth                                               4,655                    118
Bob Evans Farms                                     5,040                    121
Boca Resorts, Cl A*                                 3,564                     39
Bombay Company*                                     5,149                     28
Boyd Gaming*                                        4,476                     57
Boyds Collection Limited*                           3,382                     18
Bridgford Foods                                       172                      1
BriteSmile*                                           118                      1
Brookstone*                                         1,169                     19
Brown Shoe                                          2,706                     73
Buca*                                               2,365                     13
Buckle*                                             1,041                     18
Building Materials Holding                          2,157                     29
Burlington Coat Factory                             2,061                     34
Bush Industries, Cl A*                              1,201                      2
Cache*                                                370                      4
California Pizza Kitchen*                           2,178                     50
Carmike Cinemas*                                      322                      6
Cato                                                2,107                     40
Champion Enterprise*                                7,029                     13
Champps Entertainment*                              1,191                     10
Charlotte Russe Holding*                            1,081                      9
Charming Shoppes*                                  17,120                     60
Checkers Drive-in Restaurants*                      1,101                      6
Cherokee*                                           1,034                     16
Chicago Pizza & Brewery*                            1,563                     11

The accompanying notes are an integral part of the financial statements.

DESCRIPTION                                       SHARES            VALUE (000)
-------------------------------------------------------------------------------
Children's Place Retail Stores*                     1,647            $        15
Christopher & Banks*                                3,385                     60
Churchill Downs                                       867                     29
CKE Restaurants*                                    8,935                     39
Claire's Stores                                     6,100                    144
Coachmen Industries                                 2,225                     24
Coldwater Creek*                                    1,029                     10
Cole National*                                      1,405                     13
Concord Camera*                                     3,916                     20
Cost Plus*                                          2,787                     73
Courier                                               532                     26
Cross Country*                                      4,649                     53
Cross Media Marketing* (A)                          1,203                     --
Crown Media Holdings, Cl A*                         3,925                     11
CSK Auto*                                           4,108                     37
CSS Industries                                        482                     16
Dave & Busters*                                     1,766                     16
Deb Shops                                             633                     12
dELiA*s*                                            4,947                      2
Department 56*                                      1,590                     16
Dover Downs Gaming & Entertainment                    511                      5
Dover Motorsports                                   2,096                      7
Dress Barn*                                         4,012                     54
Dura Automotive Systems*                            2,636                     15
Electronics Boutique & Holdings*                    1,544                     26
Exult*                                              6,818                     50
Factory 2-U Stores*                                 1,866                      8
FAO*                                                2,653                      1
Federal Signal                                      6,184                     88
Finish Line, Cl A*                                  2,712                     41
Finlay Enterprises*                                   967                     12
Fisher Communications*                                736                     33
Foamex International*                               4,243                      5
Footstar*                                           2,899                     24
Fossil*                                             2,891                     50
Fred's                                              3,123                     87
Friedman's                                          2,386                     23
Gaiam*                                                648                      3
Galyan's Trading* (A)                               1,645                     21
Gart Sports*                                        1,031                     20
Gaylord Entertainment*                              3,177                     57
Genesco*                                            2,894                     41
Goody's Family Clothing*                            2,280                      9
Great Atlantic & Pacific Tea*                       1,477                      6
Grey Global Group                                      87                     54
Group 1 Automotive*                                 2,704                     58
Guess?*                                             1,788                      6
Guitar Center*                                      1,970                     40
Gymboree*                                           2,990                     45
Hall Kinion and Associates*                         1,758                      3
Hancock Fabrics                                     2,564                     36
Handleman*                                          3,578                     53
Haverty Furniture                                   2,394                     26
Hibbett Sporting Goods*                             1,078                     27
Hollywood Entertainment*                            7,611                    122
Hot Topic*                                          4,550                    106
Hovnanian Enterprises*                              2,161                     75
Hughes Supply                                       3,437                     80
iDine Rewards Network*                              2,449                     18
IHOP                                                3,058            $        69
IMPCO Technologies*                                 1,548                      3
Information Holdings*                               1,469                     24
Ingles Markets, Cl A                                  723                      7
Insight Communications*                             5,950                     71
Insight Enterprises*                                5,909                     42
InterTAN*                                           3,074                     14
Isle of Capri Casinos*                              2,089                     24
J & J Snack Foods*                                    979                     30
J. Jill Group*                                      2,597                     30
Jack in the Box*                                    5,315                     96
JAKKS Pacific*                                      3,651                     38
Jo-Ann Stores, Cl A* (A)                            2,061                     41
Johnson Outdoors, Cl A*                               597                      5
Journal Register*                                   4,236                     65
K2*                                                 2,582                     20
Kellwood                                            3,649                    106
Kelly Services, Cl A                                2,558                     55
Kenneth Cole Productions*                           1,248                     27
Kimball International                               4,877                     68
Kmart* (A)                                         75,781                      8
K-Swiss, Cl A                                       1,694                     43
Landry's Restaurants                                3,164                     53
Libbey                                              2,139                     53
Liberty                                             2,053                     90
Linens 'N Things*                                   5,217                    106
Lithia Motors*                                      1,571                     19
LodgeNet Entertainment*                             1,702                     14
Lone Star Steakhouse & Saloon                       2,443                     52
Luby's*                                             2,947                      4
M/I Schottenstein Homes                             2,103                     60
Macrovision*                                        5,829                     70
Magna Entertainment*                                6,375                     27
Marcus                                              2,838                     39
MarineMax*                                          1,132                     10
Martha Stewart Living*                              1,441                     12
Marvel Enterprises*                                 2,457                     34
Matthews International, Cl A                        3,948                     91
Maxwell Shoe*                                       2,084                     23
MDC Holdings                                        2,788                    107
Men's Wearhouse* (A)                                4,438                     66
Meritage*                                           1,506                     50
Midas*                                                796                      6
Midway Games* (A)                                   4,218                     14
Modine Manufacturing                                4,087                     61
Monaco Coach*                                       3,439                     36
Mossimo*                                            1,069                      5
Mothers Work* (A)                                     348                      8
Movado Group                                        1,334                     25
Movie Gallery*                                      2,497                     43
MTR Gaming Group*                                   3,407                     23
Multimedia Games*                                   1,472                     28
Nautica Enterprises*                                3,621                     35
Nautilus Group (A)                                  3,989                     57
Netflix*                                              917                     19
Oakley*                                             3,869                     32
OfficeMax*                                         16,599                     85
Oneida                                              2,269                     24
OshKosh B' Gosh, Cl A                               1,482                     39

DESCRIPTION                                       SHARES            VALUE (000)
-------------------------------------------------------------------------------
O'Charley's*                                        2,520            $        48
Overstock.com*                                        466                      5
Oxford Industries                                     840                     21
P. F. Chang's China Bistro*                         2,324                     86
Pacific Sunwear of California*                      6,510                    132
Palm Harbor Homes*                                  2,794                     39
Panera Bread, Cl A* (A)                             3,308                    101
Papa John's International* (A)                      2,053                     51
ParkerVision* (A)                                   1,323                      7
Party City*                                         1,057                      8
Paxson Communications*                              4,526                     10
Payless ShoeSource*                                 9,147                    143
PC Connection*                                      1,155                      6
Penn National Gaming*                               4,379                     78
Penn Traffic*                                       1,488                      2
Penton Media*                                       3,282                      2
Pep Boys - Manny Moe & Jack                         6,920                     53
Phillips Van-Heusen                                 3,645                     45
Pinnacle Entertainment*                             3,470                     17
Playboy Enterprises* (A)                            2,092                     18
Pomeroy Computer Resources*                         1,432                     10
Priceline.com* (A)                                 18,241                     30
PriceSmart*                                           661                     10
Prime Hospitality*                                  5,265                     27
Private Media Group*                                2,076                      2
Pulitzer                                            1,287                     56
Quaker Fabric                                       1,966                     11
Quicksilver*                                        2,807                     86
R.H. Donnelley*                                     3,951                    117
Racing Champions Ertl*                              1,221                     19
RARE Hospitality International*                     3,078                     86
Regent Communication*                               4,495                     21
Rent-Way*                                           4,239                     15
Restoration Hardware*                               2,903                      7
Rex Stores*                                         1,401                     14
Russ Berrie and Company                             1,031                     33
Russell                                             3,496                     61
Ryan's Family Steak Houses*                         6,392                     67
Saga Communications*                                2,327                     40
Salem Communications*                               1,446                     24
Salton* (A)                                         1,475                     15
Sauer-Danfoss                                       1,515                     12
School Specialty* (A)                               2,301                     41
Scientific Games*                                   6,591                     36
SCP Pool*                                           2,585                     77
Sharper Image*                                      1,170                     21
Shoe Carnival*                                      1,040                     16
Shopko*                                             3,667                     43
Shuffle Master* (A)                                 2,569                     52
Sinclair Broadcast Group, Cl A*                     4,439                     35
SITEL*                                              9,146                     10
Skechers USA*                                       2,657                     17
Skyline                                               941                     25
Sonic*                                              5,244                    134
Sotheby's Holdings, Cl A                            6,473                     59
SOURCECORP*                                         2,264                     32
Spanish Broadcasting System*                        5,592                     34
Speedway Motorsports                                1,949                     46
Sports Authority*                                   4,720                     33
Sports Resorts International* (A)                   3,512            $        18
Stage Stores*                                       2,486                     53
Stamps.com*                                         5,052                     21
Standard Motor Products                               854                      9
Standard Pacific (A)                                5,044                    129
Stanley Furniture                                   1,035                     22
Station Casinos* (A)                                4,970                    105
Steak 'N Shake*                                     3,644                     33
Stein Mart*                                         3,269                     17
Steinway Musical Instruments*                         600                      9
Steven Madden*                                      1,528                     24
Stoneridge*                                         1,854                     18
Stride Rite                                         6,167                     52
Sturm, Ruger & Company                              1,560                     14
Summit American Television*                         5,079                     12
Superior Industries                                 2,776                    101
Tasty Baking                                          143                      1
TBC*                                                2,739                     38
The Wet Seal, Cl A*                                 3,683                     27
Thor Industries                                     2,204                     55
TiVo* (A)                                           2,842                     15
Too*                                                4,577                     76
Toro                                                1,780                    125
Tower Automotive*                                   8,875                     21
Tractor Supply*                                     1,967                     65
Trans World Entertainment*                          2,730                      6
Triarc*                                             1,889                     53
Tropical Sportswear International*                    816                      4
Tuesday Morning*                                    1,373                     27
Tupperware                                          6,727                     93
Tweeter Home Entertainment*                         2,782                     13
Ultimate Electronics*                               1,581                     13
Unifi*                                              8,019                     39
United Auto Group*                                  2,431                     29
Universal Electronics*                              2,312                     22
Urban Outfitters*                                   1,064                     24
Vail Resorts*                                       1,171                     13
ValueVision International*                          2,756                     28
Vans*                                               2,656                     11
Wabtec                                              4,126                     48
Wackenhut Corrections                               1,498                     15
WCI Communities*                                    1,708                     18
Weis Markets                                        1,195                     37
Wellman                                             4,590                     43
WESCO International*                                2,033                      7
West Marine*                                        1,704                     29
WestPoint Stevens* (A)                              5,025                      2
Whitehall Jewelers*                                 1,794                     15
Wilsons The Leather Experts*                        2,018                      8
Winnebago Industries (A)                            1,731                     47
WMS Industries*                                     3,157                     40
Wolverine World Wide                                5,990                    100
World Wrestling*                                    1,440                     11
Wyndham International*                             23,050                      5
XM Satellite Radio Holdings* (A)                    7,813                     46
Yankee Candle*                                      3,906                     67
                                                                     -----------
                                                                          10,619
                                                                     -----------

The accompanying notes are an integral part of the financial statements.

DESCRIPTION                                       SHARES            VALUE (000)
-------------------------------------------------------------------------------
CONSUMER STAPLES - 2.9%
7-Eleven*                                           3,671            $        26
Alico                                                 273                      7
American Italian Pasta* (A)                         2,386                    103
Aurora Foods*                                       3,665                      1
Cadiz*                                              5,567                      1
Casey's General Stores                              5,613                     67
Chiquita Brands International*                      5,175                     57
Coca-Cola Bottling                                    126                      6
Corn Products International                         4,865                    142
Del Monte Foods*                                    5,229                     39
Delta & Pine Land                                   5,297                    120
DIMON                                               7,452                     43
Duane Reade* (A)                                    3,128                     40
Elizabeth Arden*                                    1,917                     19
Farmer Brothers                                       132                     41
Fleming Companies (A)                               6,676                      3
Flowers Foods                                       3,184                     87
Green Mountain Coffee*                                544                     10
Hain Celestial Group*                               3,384                     51
Horizon Organic Holding*                            1,047                     14
International Multifoods*                           2,276                     44
Interstate Bakeries                                 6,284                     66
Lance                                               3,500                     28
Longs Drug Stores                                   4,443                     67
Mondavi Robert, Cl A*                                 782                     16
Monterey Pasta*                                     2,204                      7
Nash-Finch                                          1,724                     15
National Beverage*                                    581                      8
Natures Sunshine Product                              530                      5
NBTY* (A)                                           5,903                    112
Nu Skin Enterprises                                 6,376                     64
Pathmark Stores*                                    4,154                     28
Peets Coffee & Tea*                                 1,407                     23
Pilgrims Pride                                      2,591                     21
Playtex Products*                                   4,177                     34
Ralcorp Holdings*                                   4,324                    113
Regis                                               6,237                    155
Revlon* (A)                                           803                      2
Riviana Foods                                         733                     17
Ruddick                                             4,517                     56
Sanderson Farms                                       867                     17
Schweitzer-Mauduit International                    2,198                     49
Seaboard                                               48                     10
Sensient Technologies                               6,280                    126
Smart & Final*                                      1,700                      6
Smucker, JM                                         6,409                    224
Standard Commercial                                 2,047                     32
Tejon Ranch*                                        1,008                     27
Topps*                                              6,019                     51
United Natural Foods* (A)                           2,749                     70
Universal                                           4,136                    156
Vector Group                                        3,575                     39
Wild Oats*                                          3,042                     28
                                                                     -----------
                                                                           2,593
                                                                     -----------
ENERGY - 4.2%
3TEC Energy*                                        2,255                     34
Atwood Oceanics*                                    1,294                     33
Berry Petroleum, Cl A                               2,580            $        39
Cabot Oil & Gas                                     3,997                     96
Cal Dive International* (A)                         4,935                     89
Carbo Ceramics                                        932                     31
Chesapeake Energy (A)                              20,443                    161
Comstock Resources*                                 3,714                     38
Denbury Resources*                                  3,989                     43
Dril-Quip* (A)                                        920                     13
Encore Acquisition*                                 1,271                     23
Energy Partners*                                    2,877                     29
EnergySouth                                           437                     12
Evergreen Resources* (A)                            2,737                    124
Exploration Company of Delaware*                    2,536                      8
Frontier Oil (A)                                    3,764                     64
Global Industries*                                  9,599                     45
Grey Wolf* (A)                                     24,113                     95
Gulf Island Fabrication*                            1,005                     18
GulfMark Offshore*                                  1,934                     26
Hanover Compressor*                                 6,956                     45
Harvest Natural Resources*                          6,005                     29
Holly (A)                                           1,327                     38
Horizon Offshore*                                   2,939                     10
Hydril*                                             1,703                     43
Input/Output*                                       6,518                     23
Key Energy Services* (A)                           16,187                    163
Lone Star Technologies*                             4,111                     87
Lufkin Industries                                     309                      6
Magnum Hunter Resources*                            6,980                     39
Magnum Hunter Resources Warrant*                    1,160                     --
Massey Energy                                       9,044                     85
Maverick Tube*                                      5,423                    101
Meridian Resource*                                  4,559                      5
MGE Energy                                          1,849                     49
Michael Baker*                                        787                      7
Newpark Resources*                                 10,358                     47
NS Group*                                           2,473                     19
Nuevo Energy*                                       2,756                     37
Oceaneering International*                          3,316                     72
Offshore Logistics*                                 2,686                     48
Oil States International*                           2,451                     29
Parker Drilling*                                   11,198                     27
Patina Oil & Gas                                    3,448                    113
Penn Virginia                                       1,121                     43
Petroleum Helicopters*                                 55                      1
PetroQuest Energy*                                  4,389                      7
Plains Exploration & Production* (A)                3,818                     31
Plains Resources*                                   2,718                     29
Prima Energy*                                       1,492                     28
Quicksilver Resources*                              1,632                     39
Range Resources*                                    8,135                     46
Remington Oil & Gas*                                3,288                     56
Resource America, Cl A                              2,159                     17
RPC                                                 1,529                     14
Seacor Smit*                                        2,505                     88
Spinnaker Exploration*                              3,364                     65
St. Mary Land & Exploration                         4,016                    101
Stone Energy*                                       3,078                    103
Superior Energy Services*                           7,008                     60
Swift Energy*                                       3,548                     30

DESCRIPTION                                       SHARES            VALUE (000)
-------------------------------------------------------------------------------
Syntroleum*                                         2,659            $         7
Tesoro Petroleum* (A)                               9,315                     69
Tetra Technologies* (A)                             1,319                     30
The Houston Exploration*                            1,531                     41
Tom Brown*                                          4,821                    117
TransMontaigne*                                     2,547                     11
Trico Marine Services*                              3,576                      9
Unit*                                               5,675                    115
Universal Compression Holdings*                     2,373                     41
Veritas DGC*                                        4,472                     30
Vintage Petroleum                                   7,003                     67
Westar Energy                                       7,083                     86
Western Gas Resources (A)                           2,399                     78
Westport Resources*                                 2,307                     46
W-H Energy Services*                                3,335                     57
World Fuel Services                                   818                     17
                                                                     -----------
                                                                           3,722
                                                                     -----------
FINANCIALS - 21.2%
1st Source                                          2,233                     29
ABC Bancorp                                         1,248                     17
Acadia Realty Trust (REIT)                          1,930                     15
Actrade Financial Technologies* (A)                 1,449                      1
Advanta, Cl B                                       3,188                     24
Alabama National                                    1,404                     58
Alexander's*                                          484                     31
Alexandria Real Estate Equities                     2,567                    108
Alfa                                                5,026                     58
Allegiant Bancorp                                   1,940                     33
AMCORE Financial                                    3,537                     77
American Capital Strategies (A)                     5,427                    122
American Home Mortgage Holdings                     1,350                     14
American Medical Security Group*                    1,090                     14
American National Bankshares                          623                     15
American Physicians Capital*                        1,353                     29
Ameritrade Holding* (A)                            13,258                     66
Amli Residential Properties Trust                   1,928                     41
Anchor Bancorp                                      3,041                     67
Anthracite Capital (REIT)                           6,632                     76
Anworth Mortgage Asset                              3,495                     46
Apex Mortgage Capital                               5,807                     35
Argonaut Group                                      3,305                     28
Arrow Financial                                       910                     26
Associated Estates Realty (REIT)                    2,345                     13
Avatar Holdings*                                      615                     16
Baldwin & Lyons                                     1,093                     22
Banc                                                2,013                     10
BancFirst                                             558                     25
Bank Mutual                                         1,903                     48
Bank of Granite                                     1,940                     32
Bank of the Ozarks                                    692                     19
BankAtlantic Bancorp                                6,889                     67
Banknorth Group                                     1,301                     28
Bankunited Financial*                               3,794                     67
Banner                                              1,670                     26
Bay View Capital*                                   9,660                     53
Bedford Property Investors (REIT)                   2,181                     57
Berkshire Hills Bancorp                               837                     19
BKF Capital Group*                                    846                     14

Boston Private Financial Holdings                   2,930                     44
BostonFed Bancorp                                     623            $        14
Boykin Lodging (REIT)                               2,486                     18
Brandywine Realty Trust (REIT)                      3,909                     86
Brookline Bancorp                                   8,450                    106
Bryn Mawr Bank                                        139                      5
BSB Bancorp                                         1,243                     27
California First National Bancorp                      76                      1
Camden National                                     1,213                     31
Capital Automotive (REIT)                           3,078                     77
Capital City Bank Group                               988                     39
Capitol Bancorp                                     1,290                     27
Capstead Mortgage                                   1,400                     16
Cascade Bancorp                                     1,801                     26
Cash America International                          2,656                     25
Cathay Bancorp                                      2,225                     87
CB Bancshares                                         426                     21
CBL & Associates Properties (REIT)                  2,920                    119
CCBT Financial                                      1,239                     27
Central Coast Bancorp*                              1,223                     19
Century Bancorp, Cl A                                 416                     11
CFS Bancorp                                         1,788                     25
Charter Financial                                     619                     19
Charter Mutual                                      5,101                     90
Chateau Communities (REIT)                          3,065                     58
Chelsea Property Group (REIT)                       4,033                    150
Chemical Financial                                  3,415                     91
Chittenden                                          5,433                    142
Citizens*                                           3,261                     20
Citizens First Bancorp                              1,291                     25
City Bank                                           1,147                     26
City Holdings                                       2,435                     67
Clark Bardes Holdings*                              2,042                     24
CNA Surety*                                         2,136                     17
Coastal Bancorp                                       545                     16
Coastal Financial                                   1,201                     14
Cobiz                                               1,140                     16
Colonial Properties Trust (REIT)                    1,994                     66
Columbia Bancorp                                      829                     20
Columbia Banking System*                            1,915                     26
Commerce Group                                      3,538                    121
Commercial Federal                                  6,534                    142
Commercial Net Lease Realty (REIT)                  5,280                     80
Community Bank System                               1,673                     53
Community Banks                                     1,187                     35
Community First Bankshares                          5,116                    131
Community Trust Bancorp                             1,817                     46
CompuCredit*                                        2,767                     17
Connecticut Bancshares                              1,618                     67
Cornerstone Realty Income Trust (REIT)              6,917                     48
Corporate Office Properties Trust (REIT)            3,014                     45
Correctional Properties Trust (REIT)                  812                     17
Corrections Corporation of America*                 4,044                     71
Corus Bankshares                                    1,275                     51
CPB                                                 2,036                     52
Crawford & Company                                  3,825                     16
Credit Acceptance*                                  2,010                     10
Crown American Realty Trust (REIT)                  3,541                     35
CVB Financial                                       4,748                     92
Delphi Financial Group                              1,940                     76

The accompanying notes are an integral part of the financial statements.

DESCRIPTION                                       SHARES            VALUE (000)
-------------------------------------------------------------------------------
Developers Diversified Realty (REIT)                2,598            $        63
Dime Community Bancshares                           3,221                     74
DVI*                                                1,946                     17
East West Bancorp                                   3,402                    105
EastGroup Properties (REIT)                         2,120                     54
Elan Rights*                                        6,919                     --
EMC Insurance Group                                   295                      6
Entertainment Properties Trust (REIT)               2,466                     65
Equity Inns (REIT)                                  5,831                     34
Equity One (REIT) (A)                               5,402                     83
eSPEED, Cl A*                                       3,242                     38
Essex Property Trust (REIT)                         1,657                     87
Euronet Worldwide*                                  2,056                     16
F&M Bancorp                                         1,525                     67
F.N.B                                                 334                      9
Farmers Capital Bank                                  363                     12
FBL Financial Group, Cl A                           1,643                     32
Federal Agricultural Mortgage, Cl C*                1,144                     25
Federal Realty Investment Trust (REIT)              5,559                    169
FelCor Lodging Trust (REIT)                         7,106                     44
Fidelity Bankshares                                 2,281                     42
Fidelity National Information Solutions*            2,088                     37
Financial Federal*                                  1,735                     33
Financial Industries                                1,182                     17
Financial Institutions                              1,120                     22
First Bancorp North Carolina                        1,046                     26
First Bank - Puerto Rico                            4,799                    129
First Busey                                         1,116                     26
First Charter                                       4,446                     78
First Citizens Bancshares                             659                     62
First Commonwealth Financial                        8,462                     99
First Community Bancorp                             1,143                     33
First Community Bancshares                          1,352                     45
First Defiance Financial                              684                     13
First Essex Bancorp                                 1,007                     31
First Federal Capital                               2,476                     50
First Financial                                     1,054                     50
First Financial Bancorp                             5,199                     82
First Financial Bankshares                          1,780                     63
First Financial Holdings                            2,195                     54
First Indiana                                       1,737                     27
First Merchants                                     2,135                     49
First National                                      1,101                     28
First Niagara Financial Group                       3,471                     41
First Oak Brook Bancshares                            630                     19
First Place Financial                               1,843                     28
First Republic Bank*                                1,489                     32
First Sentinel Bancorp                              3,574                     49
First South Bancorp                                   323                     11
First State Bancorporation                            852                     18
FirstFed American Bancorp                           1,053                     29
FirstFed Financial*                                 2,992                     90
Flagstar Bancorp                                    2,457                     65
Flushing Financial                                  1,661                     29
FPIC Insurance Group*                               1,268                      9
Franklin Financial                                    428                     12
Fremont General                                     8,416                     58
Friedman, Billings, Ramsey Group* (A)              13,374                    121
Frontier Financial                                  2,351                     58
Gabelli Asset Management*                             926            $        26
Gables Residential Trust (REIT)                     3,462                     93
GBC Bancorp of California                           1,228                     30
German American                                     1,240                     22
Getty Realty (REIT)                                 2,127                     40
Glacier Bancorp                                     2,513                     67
Gladstone Capital                                   1,347                     22
Glenborough Realty Trust (REIT)                     1,183                     18
Glimcher Realty Trust (REIT)                        4,074                     78
Gold Banc                                           4,862                     39
Great American Financial Resources                  1,020                     15
Great Lakes (REIT)                                  2,118                     30
Great Southern Bancorp                                819                     30
Hancock Holding                                     1,895                     82
Hanmi Financial*                                    1,470                     25
Harbor Florida Bancshares                           3,067                     72
Harleysville Group                                  4,269                    107
Harleysville National                               2,760                     67
Hawthorne Financial*                                1,100                     33
Health Care (REIT)                                  4,819                    126
Healthcare Realty Trust (REIT)                      5,325                    130
Heritage Property Investment Trust (REIT)           2,596                     65
Hilb, Rogal & Hamilton                              4,345                    136
Home Properties of New York (A)                     3,757                    125
Horace Mann Educators (A)                           5,368                     70
HRPT Properties Trust (REIT)                       16,011                    136
Hudson River                                        2,197                     50
Humboldt Bancorp                                    1,828                     23
IBERIABANK                                            863                     35
IMPAC Mortgage Holdings (REIT)                      7,234                     94
Independence Holdings                                 532                     10
Independent Bank                                    1,736                     35
Independent Bank - Michigan                         2,664                     54
Innkeepers USA Trust (REIT)                         3,631                     24
Insignia Financial Group*                           2,945                     32
Integra Bank                                        2,272                     39
Interchange Financial Services                      1,112                     19
International Bancshares                            3,243                    126
Investors Real Estate Trust (REIT)                  4,581                     43
Irwin Financial                                     2,415                     47
ITLA Capital*                                         834                     28
Jefferies Group                                     2,784                    100
Jones Lang LaSalle*                                 4,364                     60
Kansas City Life Insurance                            540                     23
Keystone Property Trust (REIT)                      2,135                     37
Kilroy Realty                                       2,610                     58
Knight Trading Group*                              11,744                     46
Koger Equity (REIT)                                 2,752                     42
Kramont Realty Trust                                2,654                     40
La Quinta (REIT)*                                  19,826                     60
Lakeland Bancorp                                    1,736                     28
Lakeland Financial                                    722                     18
LandAmerica Financial Group                         2,672                    106
Lasalle Hotel Properties (REIT)                     2,424                     29
Lendingtree* (A)                                    1,076                     13
Lexington Corporate Properties Trust (REIT)         3,702                     63
LNR Property                                        3,232                    109
Local Financial*                                    3,572                     52
LSB Bancshares                                      1,085                     17

DESCRIPTION                                       SHARES            VALUE (000)
-------------------------------------------------------------------------------
LTC Properties (REIT)                               2,031   $                 13
Macatawa Bank                                         844                     18
Macerich (REIT)                                     4,774                    151
MAF Bancorp                                         2,743                     92
Main Street Banks                                   1,635                     30
MainSource Financial Group                            560                     13
Manufactured Home Communities (REIT)                1,783                     53
MASSBANK                                               11                     --
MB Financial                                        1,633                     58
MCG Capital                                         3,091                     31
Merchants Bancshares                                  297                      7
MeriStar Hospitality (REIT)                         5,880                     20
Metris (A)                                          5,247                     12
MFA Mortgage Investments (REIT)                     4,863                     42
Mid-America Apartment Communities (REIT)            2,025                     48
Mid-Atlantic Realty Trust (REIT)                    2,471                     45
Midland                                             1,336                     24
Mid-State Bancshares                                3,474                     58
Midwest Banc Holdings                               1,491                     27
Mills (REIT)                                        3,240                    101
Mission West Properties (REIT)                      1,840                     17
Nara Bancorp                                          980                     12
NASB Financial                                        569                     13
National Health Investors (REIT)*                   3,337                     51
National Health Realty (REIT)                         140                      2
National Penn Bancshares                            2,178                     59
National Western Life Insurance, Cl A*                433                     41
Nationwide Health Properties (REIT)                 6,767                     87
Navigators Group*                                     662                     17
NBC Capital                                           426                     10
NBT Bancorp                                         4,315                     75
NetB@nk                                             7,237                     67
New Century Financial                               2,268                     71
Northwest Bancorp                                   1,592                     26
Novastar Financial (REIT)                           1,119                     38
NYMAGIC*                                              242                      5
Oceanfirst Financial                                1,582                     34
Ocwen Financial*                                    5,724                     17
Odyssey Re Holdings                                 2,614                     47
Ohio Casualty*                                      7,329                     95
Old Second Bancorp                                    997                     38
Omega Financial                                       728                     25
OMEGA Healthcare Investors (REIT)*                  3,078                      7
Oriental Financial Group                            1,976                     43
Pacific Capital Bancorp                             5,042                    149
Pacific Northwest Bancorp                           2,218                     62
Pacific Union Bank*                                 1,767                     20
Pan Pacific Retail Properties (REIT) (A)            5,311                    201
Parkvale Financial                                    176                      4
Parkway Properties (REIT)                           1,125                     42
Partners Trust Financial Group                      1,004                     17
Peapack-Gladstone Financial                           868                     22
PennFed Financial Services                            766                     20
PennRock Financial Services                         1,058                     30
Pennsylvania (REIT)                                 1,928                     55
Peoples Bancorp                                     1,221                     28
Peoples Holding Company                               753                     32
PFF Bancorp                                         1,629                     52
Philadelphia Consolidated Holding*                  2,426                     87
Pico Holdings*                                        939            $        12
PMA Capital                                         4,049                     27
Port Financial                                        672                     32
Post Properties (REIT)                              3,976                     96
Prentiss Properties Trust (REIT)                    4,345                    118
Presidential Life                                   3,095                     19
Price Legacy (REIT)*                                2,664                      7
PrivateBancorp                                        892                     20
Proassurance*                                       3,467                     82
Prosperity Bancshares                               1,846                     31
Provident Bancorp                                     405                     13
Provident Bankshares                                3,441                     79
PS Business Parks (REIT)                            1,437                     43
Quaker City Bancorp*                                  904                     31
R&G Financial                                       2,423                     53
RAIT Investment Trust (REIT)                        2,528                     57
Ramco-Gershenson Properties Trust (REIT)              953                     21
Realty Income (REIT)                                4,678                    167
Redwood Trust (REIT) (A)                            1,782                     58
Republic Bancorp                                    7,548                     89
Republic Bancorp, Cl A                              1,265                     15
Republic Bancshares                                   758                     15
RFS Hotel Investors                                 4,101                     40
Riggs National                                      2,166                    31
RLI                                                 1,900                     51
Royal Bancshares of Pennsylvania, Cl A                603                     12
S Y Bancorp                                           743                     27
S&T Bancorp                                         3,868                     99
Sandy Spring Bancorp                                2,094                     68
Santander Bancorp                                     736                     10
Saul Centers (REIT)                                 1,903                     44
Saxon Capital*                                      4,046                     54
Seacoast Banking                                    1,498                     29
Seacoast Financial Services                         3,499                     64
Second Bancorp                                      1,316                     29
Selective Insurance Group                           3,971                     97
Senior Housing Properties Trust (REIT)              6,427                     74
Shurgard Storage Centers                            4,184                    130
Simmons First National, Cl A                          990                     36
Sizeler Property Investors (REIT)                      40                     --
SL Green Realty                                     3,803                    116
SoundView Technology Group*                        10,795                     14
South Financial Group                               6,449                    140
Southwest Bancorp                                     582                     13
Southwest Bancorp of Texas*                         4,071                    122
Sovran Self Storage                                 1,708                     49
St. Francis Capital                                 1,065                     24
State Auto Financial                                1,965                     33
State Bancorp                                         268                      5
Staten Island Bancorp                               7,954                    119
Sterling Bancorp                                    1,545                     38
Sterling Bancshares                                 5,497                     65
Sterling Financial                                  2,527                     57
Sterling Financial*                                 2,203                     47
Stewart Information Services*                       2,948                     68
Suffolk Bancorp                                     1,692                     52
Summit Bancshares                                      30                      1
Summit Properties (REIT)                            2,944                     54
Sun Bancorp                                            83                      2

The accompanying notes are integral part of the financial statements.

DESCRIPTION                                       SHARES            VALUE (000)
-------------------------------------------------------------------------------
Sun Bancorp*                                          903            $        13
Sun Communities                                     2,049                     73
Superior Financial                                  1,082                     20
Susquehanna Bancshares                              4,827                    100
SWS Group                                           1,948                     27
Tanger Factory Outlet Centers (REIT)                  950                     29
Taubman Centers (REIT)                              4,139                     70
Texas Regional Bancshares, Cl A                     3,500                    106
The Trust Company of New Jersey                     2,680                     73
Thornburg Mortgage (REIT)                           7,139                    147
Tompkins Trustco                                    1,071                     48
Town & Country Trust (REIT)                         2,457                     50
Trammell Crow*                                      4,243                     34
Triad Guaranty*                                     1,232                     42
TriCo Bancshares                                      612                     15
Troy Financial                                      1,230                     31
TrustCo Bank Corporation of New York                8,879                     86
U.S. Restaurant Properties                          2,822                     40
UCBH Holdings                                       2,616                    115
UICI*                                               5,559                     53
UMB Financial                                       2,250                     83
Umpqua Holdings                                     4,145                     75
Union Bankshares                                    1,114                     30
United Bankshares                                   4,672                    129
United Community Banks                              2,394                     55
United Community Financial                          4,512                     39
United Fire & Casualty                              1,061                     32
United National Bancorp                             2,372                     56
Universal American Financial*                       4,904                     28
Universal Health Realty Income Trust (REIT)         1,222                     32
Unizan Financial                                    3,175                     58
Urstadt Biddle Properties, Cl A (REIT)              1,087                     13
USB Holding                                         1,723                     28
Ventas (REIT)                                       9,433                    109
Vesta Insurance Group                               4,937                     11
Virginia Financial Group                              986                     26
W Holding                                           6,258                    115
Walter Industries                                   3,874                     34
Warwick Community Bancorp                             598                     18
Washington Real Estate Investment Trust             5,310                    138
Washington Trust Bancorp                            2,037                     41
Waypoint Financial                                  5,152                     89
Wellsford Real Properties*                            772                     11
Wesbanco                                            3,074                     72
West Coast Bancorp                                  2,264                     32
Westcorp                                            2,077                     39
WFS Financial*                                        989                     19
Willow Grove Bancorp                                  737                     11
Winston Hotels                                      2,373                     16
Wintrust Financial                                  2,118                     61
World Acceptance*                                   1,515                     14
WSFS Financial                                      1,136                     36
Yardville National Bancorp                          1,147                     20
Zenith National Insurance                           1,188                     25
                                                                     -----------
                                                                          18,825
                                                                     -----------
HEALTH CARE - 11.7%
1-800 Contacts* (A)                                   907            $        18
AAI Pharma*                                         2,409                     21
Abgenix*                                           11,257                     98
ABIOMED*                                            1,606                      6
Adolor*                                             4,496                     45
Advanced Neuromodulation Systems*                   1,302                     56
Advisory Board*                                       668                     23
Aksys* (A)                                          3,668                     26
ALARIS Medical*                                     2,047                     21
Albany Molecular Research*                          2,982                     44
Alexion Pharmaceuticals*                            2,612                     32
Align Technology* (A)                               4,643                     28
Alkermes* (A)                                       7,861                     71
Alliance Imaging*                                   2,067                      6
Allos Therapeutics*                                 3,310                     13
Alpharma, Cl A                                      3,794                     68
American Healthways*                                1,731                     33
American Medical Systems*                           2,810                     41
American Pharmaceutical Partners* (A)               1,195                     23
AMERIGROUP*                                         1,389                     41
Ameripath*                                          4,059                     86
Amsurg, Cl A* (A)                                   2,945                     74
Amylin Pharmaceuticals* (A)                         8,832                    143
Angelica                                            1,230                     21
Antigenetics* (A)                                   3,159                     26
Aphton* (A)                                         2,689                      7
Applera*                                            9,899                     85
Applied Molecular Evolution*                        2,263                      6
Apria Healthcare Group*                             5,880                    137
Arena Pharmaceuticals*                              2,810                     18
Ariad Pharmaceuticals*                              4,658                      6
Arqule*                                             3,288                      8
Array Biopharma*                                    3,273                     14
Arrow International                                 1,047                     43
Arthrocare*                                         3,153                     39
AtheroGenics*                                       3,886                     36
Atrix Laboratories*                                 2,519                     35
AVANIR Pharmaceuticals*                             9,103                     10
Avigen* (A)                                         2,900                      8
Bentley Pharmaceuticals*                            1,544                     12
Beverly Enterprises*                               14,126                     29
BioMarin Pharmaceutical* (A)                        5,670                     64
Biopure*                                            2,880                     10
Bio-Rad Laboratories, Cl A*                         2,438                     87
Bio-Reference Labs*                                 1,140                      5
BioReliance*                                          510                     10
Biosite* (A)                                        1,653                     63
Bio-Technology General*                             8,423                     23
Bone Care International*                            1,556                     11
Bradley Pharmaceuticals*                            1,163                     16
Bruker Daltronics*                                  1,612                      5
Caliper Technologies*                               3,690                     13
Cantel Medical*                                       806                     10
Cardiac Science*                                    8,055                     18
Cardinal Health  (A)                                1,159                     66
CardioDynamics International*                       4,852                     15
Cell Genesys*                                       4,737                     35
Cell Therapeutics*                                  4,783                     40
Centene*                                              726                     21

DESCRIPTION                                       SHARES            VALUE (000)
-------------------------------------------------------------------------------
Ceres Group*                                        2,734            $         5
Cerus*                                              1,973                     17
Chattem*                                            1,498                     23
Cholestech*                                         1,819                     15
CIMA Labs*                                          1,727                     37
Ciphergen Biosystems*                               3,195                     18
Closure Medical*                                      577                      7
Cobalt*                                             1,541                     22
Columbia Laboratories*                              3,995                     16
Conceptus*                                          2,424                     22
CONMED*                                             3,888                     64
Connetics*                                          4,415                     74
Cooper (A)                                          4,396                    131
Corixa*                                             6,634                     45
Corvel*                                               624                     20
Covance* (A)                                        8,969                    207
Cryolife* (A)                                       2,355                     16
Cubist Pharmaceuticals*                             3,896                     31
CuraGen*                                            6,171                     25
Curative Health Services*                           1,643                     28
CV Therapeutics* (A)                                3,906                     70
Cyberonics*                                         3,134                     67
D & K Healthcare Resources                          1,946                     20
Datascope                                           1,671                     45
Decode Genetics*                                    5,226                     10
Del Laboratories*                                     622                     12
Deltagen*                                           1,205                     --
Digene*                                             1,125                     19
Discovery Partners International*                   2,981                      8
Diversa*                                            3,926                     37
Drugstore.com*                                      4,112                     16
Durect*                                             1,576                      2
Dynacq International*                                 956                     13
Embrex*                                             1,035                      8
Endo Pharmaceuticals*                               2,778                     37
Endocardial Solutions*                              1,858                      5
Endocare*                                           2,788                      7
Enzo Biochem*                                       3,322                     43
Enzon* (A)                                          6,197                     70
Eon Labs*                                           1,022                     27
EPIX Medical*                                       1,987                     16
eResearch Technology* (A)                           1,244                     33
Esperion Therapeutics*                              3,302                     33
Exact Sciences*                                     1,806                     19
Exelixis*                                           6,501                     43
First Horizon Pharmaceutical*                       3,210                      8
Gene Logic*                                         4,320                     22
Genencor International*                             1,774                     18
Genesis Health Ventures*                            4,031                     60
Genta* (A)                                          6,149                     44
Gentiva Health Services*                            3,277                     27
Genzyme*                                            5,431                      6
Geron* (A)                                          3,860                     20
Guilford Pharmaceuticals*                           3,541                     13
Haemonetics*                                        2,621                     57
Hanger Orthopedic Group*                            2,781                     32
Harvard Bioscience*                                 2,383                      9
Healthcare Services Group*                          1,508                     18
HealthExtras*                                       2,195                      8
HealthTronics Surgical Services*                    1,250            $        10
Hologic*                                            2,775                     24
Hooper Holmes                                       7,714                     39
ICU Medical*                                        1,248                     34
IDEXX Laboratories*                                 4,320                    151
IGEN International*                                 2,296                     81
ILEX Oncology*                                      4,681                     43
Illumina*                                           3,780                      9
ImClone Systems* (A)                                7,376                    122
Immucor*                                            1,511                     33
ImmunoGen*                                          6,330                     15
Immunomedics*                                       5,900                     16
Impath* (A)                                         2,246                     30
Impax Laboratories*                                 3,786                     17
INAMED*                                             1,845                     66
Incyte Genomics*                                    9,694                     29
Indevus Pharmaceuticals*                            5,448                     13
Integra LifeSciences*                               2,667                     61
InterMune*                                          3,595                     77
Interpore International*                            2,524                     20
Intuitive Surgical*                                 4,340                     28
Invacare                                            3,452                    109
Inverness Medical Innovations*                        877                     18
Isis Pharmaceuticals* (A)                           6,726                     24
Kendle International*                               1,617                      5
Kensey Nash*                                          953                     20
Kindred Healthcare*                                 1,695                     19
Kos Pharmaceuticals*                                  895                     16
Kosan Biosciences*                                  2,648                     12
K-V Pharmaceutical, Cl A*                           3,284                     59
Kyphon*                                               758                      7
La Jolla Pharmaceutical*                            6,100                     10
LabOne*                                               764                     15
Lannet*                                               858                      9
Lexicon Genetics*                                   4,824                     19
Lifecore Biomedical*                                1,412                      5
Ligand Pharmaceuticals* (A)                         7,443                     48
Luminex*                                            3,010                     14
Martek Bioscience*                                  2,879                     82
Matria Healthcare*                                    903                      9
Maximus*                                            2,477                     53
Maxygen*                                            4,120                     30
Medarex*                                           10,043                     32
MedCath*                                            1,091                      6
Med-Design* (A)                                     1,223                      4
Medical Staffing Network Holdings*                  1,380                     15
Medicines*                                          3,417                     64
MedSource Technologies*                             1,113                      2
Mentor                                              5,282                     90
Merit Medical Systems*                              1,660                     32
MGI Pharma*                                         3,610                     46
MIM*                                                3,305                     25
Mine Safety Appliances                                779                     28
Molecular Devices*                                  2,287                     28
Myriad Genetics*                                    3,428                     35
NABI Biopharmaceuticals*                            5,571                     33
NaPro BioTheraputics*                               4,231                      3
Nastech Pharmaceutical*                               467                      4
National Healthcare*                                1,363                     25
NDCHealth                                           4,646                     78
Nektar Therapeutics*                                7,963                     50

The accompanying notes are an integral part of the financial statements.

DESCRIPTION                                       SHARES            VALUE (000)
-------------------------------------------------------------------------------
NeoPharm*                                           1,632   $                 19
Neose Technologies*                                 1,574                     11
Neurocrine Biosciences*                             4,062                    170
Neurogen*                                           1,869                      7
Noven Pharmaceuticals*                              2,998                     42
NPS Pharmaceuticals*                                4,230                     65
Ocular Sciences*                                    2,441                     34
Odyssey Healthcare*                                 2,572                     61
Onyx Pharmaceuticals*                               2,019                     17
Option Care*                                        1,920                     16
Orasure Technologies*                               4,288                     25
OrthoLogic*                                         4,991                     17
OSI Pharmaceuticals* (A)                            5,228                     84
Owens & Minor                                       4,917                     86
PacifiCare Health Systems*                          5,028                    121
Pain Therapeutics*                                    442                      1
PAREXEL International*                              3,412                     47
PDI*                                                1,313                     10
Pediatrix Medical Group*                            3,224                     81
Penwest Pharmaceuticals*                            1,348                     22
Peregrine Pharmaceuticals* (A)                     15,316                      8
Perrigo                                             8,069                     96
Per-Se Technologies*                                4,335                     34
Pharmaceutical Resources*                           2,598                    110
Pharmacopeia*                                       3,376                     30
PolyMedica (A)                                      1,337                     41
Possis Medical*                                     2,557                     41
POZEN*                                              3,229                     12
Praecis Pharmaceuticals*                            7,870                     30
Prime Medical Services*                             1,891                     14
Priority Healthcare, Cl B*                          3,119                     83
Progenics Pharmaceutical*                           1,275                      6
Protein Design Labs*                               12,797                     95
Province Healthcare*                                6,888                     61
ProxyMed Pharmacy*                                    532                      4
PSS World Medical*                                 10,272                     67
Q-Med*                                              1,075                      7
Quest Diagnostics* (A)                              1,003                     60
Quidel*                                             3,831                     13
Radiologix*                                         2,897                      7
Regeneron Pharmaceutical* (A)                       4,817                     36
RehabCare Group* (A)                                2,287                     41
Res-Care*                                           2,867                      8
ResMed*                                             4,385                    140
Respironics*                                        4,475                    154
Rigel Pharmaceuticals*                              4,204                      3
Rita Medical Systems*                               1,464                      6
Salix Pharmaceuticals*                              2,677                     18
Sangamo Biosciences*                                2,903                      8
Sangstat Medical*                                   3,805                     37
Scios Nova*                                         6,670                    294
Seattle Genetics*                                   2,664                      6
Select Medical*                                     2,760                     39
Sepracor* (A)                                       9,972                    135
Sequenom*                                           5,668                     10
Serologicals*                                       3,458                     29
Sierra Health Services* (A)                         3,900                     50
Sola International*                                 3,133                     39
Sonic Innovations*                                  1,483                      4
Sonosite*                                           2,035                     32
Specialty Laboratories*                               916            $         8
Stewart Enterprises, Cl A*                         13,897                     38
Sunrise Assisted Living* (A)                        2,572                     62
SuperGen*                                           4,638                     13
SuriModics* (A)                                     1,918                     59
Sybron Dental Specialties*                          5,476                     96
Tanox*                                              3,455                     45
Techne*                                             5,996                    124
Telik*                                              4,604                     62
Texas Biotechnology*                                6,927                      9
Theragenics*                                        4,224                     15
Therasense* (A)                                     3,250                     22
Thoratec*                                           7,081                     90
Transkaryotic Therapies*                            4,025                     24
Trimeris* (A)                                       2,156                     89
TriPath Imaging*                                    3,020                     13
Tripos*                                             1,135                      6
Tularik*                                            5,995                     30
U.S. Oncology*                                      9,899                     70
U.S. Physical Therapy*                              1,466                     16
United Surgical Partners* (A)                       2,391                     44
United Therapeutics* (A)                            2,250                     39
Urologix*                                           1,931                      4
Varian Medical Systems*                             3,936                    113
VCA Antech*                                         2,989                     46
Ventana Medical Systems*                            1,870                     38
Viasys Healthcare*                                  3,753                     53
Vical*                                              2,799                      7
Vicuron Pharmaceuticals                             3,078                     33
Virbac*                                               736                      4
VISX*                                               6,923                     73
Vital Signs                                           735                     20
Vivus*                                              4,736                     16
West Pharmaceutical Services                        1,735                     34
Women First Healthcare*                             2,251                      1
Wright Medical Group*                               2,259                     40
Young Innovations*                                    515                     11
Zoll Medical*                                       1,203                     49
Zymogenetics*                                       1,188                     11
                                                                     -----------
                                                                          10,366
                                                                     -----------
INDUSTRIALS - 14.1%
3D Systems*                                           961                      4
A.O. Smith                                          2,396                     64
AAON*                                               1,350                     17
AAR                                                 3,945                     15
ABM Industries                                      5,431                     71
ACME Communication*                                 1,226                      8
Active Power*                                       4,832                      5
Actuant, Cl A*                                      1,320                     46
Acuity Brands                                       5,966                     80
Administaff*                                        3,158                     20
Advanced Energy Industries*                         2,701                     23
Aftermarket Technology*                             1,310                     15
Airborne (A)                                        6,968                    137
Airtran Holdings*                                   9,087                     61
Alamo Group                                           704                      8
Alaska Air Group*                                   3,470                     54
Albany International, Cl A                          3,730                     85
Alderwoods Group*                                   6,278                     22

DESCRIPTION                                       SHARES            VALUE (000)
-------------------------------------------------------------------------------
Alexander & Baldwin                                 5,890            $       146
Amerco*                                             1,781                      7
American Superconductor*                            2,952                     11
American Woodmark                                     779                     34
AMETEK                                              4,762                    157
Apogee Enterprises                                  4,398                     36
Arbitron*                                           4,233                    134
Arkansas Best                                       3,093                     79
Armor Holdings*                                     3,402                     34
Artesyn Technologies*                               4,370                     14
Astec Industries*                                   2,714                     16
AstroPower*                                         2,699                     11
ATA Holdings*                                         325                      1
Atlantic Coast Airline Holdings*                    5,851                     36
Atlas Air Worldwide Holdings*                       2,895                      2
Aviall*                                             2,684                     21
Baldor Electric                                     4,387                     94
Banta                                               3,614                    107
Barnes Group                                        1,489                     32
BE Aerospace* (A)                                   5,144                     10
Belden                                              3,268                     35
Bowne & Company                                     4,829                     48
Brady, Cl A                                         2,318                     66
Briggs & Stratton                                   2,806                    109
Bright Horizons Family Solutions*                   1,462                     41
Butler Manufacturing                                  775                     13
C&D Technologies                                    3,748                     45
Capstone Turbine*                                  11,168                      8
Carlisle Companies                                  4,376                    177
Cascade                                             1,353                     19
Casella Waste Systems*                              2,399                     20
CCC Information Services Group*                     1,770                     29
CDI*                                                1,908                     44
Central Parking                                     2,811                     28
Century Business Services*                         11,356                     29
Checkpoint Systems*                                 3,923                     39
Chemed                                              1,502                     48
Choice Hotels International*                        2,933                     72
Circor International                                1,515                     21
CLARCOR                                             3,171                    115
Coinstar* (A)                                       2,856                     48
Collins & Aikman*                                   3,789                     15
Columbus McKinnon*                                  2,466                      4
Comfort Systems USA*                                5,459                     12
Consolidated Graphics*                              1,601                     27
Corinthian Colleges* (A)                            5,452                    215
Cornell Companies*                                  2,229                     19
Corporate Executive Board* (A)                      5,327                    190
CoStar Group*                                       1,875                     42
Covenant Transport, Cl A*                             935                     16
CPI                                                   229                      3
Cubic                                               2,219                     36
Culp*                                               1,076                      5
CUNO*                                               2,252                     76
Curtiss-Wright                                      1,425                     86
Daisytek International*                             2,434                      5
DHB Industries*                                     2,048                      5
DiamondCluster, Cl A*                               2,924                      4
Dollar Thrifty Automotive*                          3,897                     65
Dominion Homes*                                       589            $         8
Drew Industries*                                    1,012                     15
DRS Technologies*                                   2,383                     60
Ducommun*                                             994                     10
Dycom Industries*                                   6,895                     71
EDO                                                 2,206                     40
eFunds*                                             6,718                     46
EGL*                                                4,976                     74
Electro Scientific Industries*                      3,964                     50
ElkCorp                                             2,793                     53
Emcor Group*                                        2,143                    103
Encore Wire*                                        1,914                     16
Energy Conversion Devices*                          2,152                     18
Engineered Support Systems                          1,841                     72
Ennis Business Forms                                2,237                     25
Escalade*                                             521                      7
ESCO Technologies*                                  1,726                     57
Esterline Technologies*                             2,994                     51
ExpressJet Holdings*                                4,917                     40
FactSet Research Systems (A)                        2,997                     97
First Consulting Group*                             2,831                     18
Fleetwood Enterprises                               5,041                     20
Florida East Coast Industries, Cl A                 2,825                     69
Flow International*                                 1,755                      4
Forward Air*                                        1,771                     39
Frontier Airlines*                                  4,260                     21
FTI Consulting*                                     3,136                    145
FuelCell Energy*                                    4,927                     25
Gardner Denver*                                     2,283                     42
GenCorp                                             4,479                     28
General Cable                                       4,773                     18
Genesee & Wyoming, Cl A*                            1,248                     19
Genlyte Group*                                      1,739                     58
Global Power Equipment*                             3,385                     17
Gorman-Rupp                                           921                     18
Granite Construction                                4,622                     73
Greif Brothers, Cl A                                1,857                     33
Griffon*                                            3,812                     49
Headwaters*                                         3,943                     55
Heartland Express*                                  4,294                     82
Hecla Mining*                                      13,931                     46
HEICO                                               2,099                     19
Heidrick & Struggles International*                 2,610                     30
Herley Industries*                                  1,719                     30
Hexcel*                                             3,544                     10
Hollinger International                             8,101                     64
ICT Group*                                            493                      5
IDEX                                                3,578                    104
II-VI*                                              1,461                     24
Imagistics International*                           2,406                     45
Information Resources*                              4,108                      5
infoUSA*                                            4,276                     21
Insurance Auto Auctions*                            1,697                     19
Integrated Electrical Services*                     5,522                     24
Interpool                                           1,267                     17
Invision Technologies*                              1,667                     37
Ionics*                                             2,524                     42
ITT Educational Services*                           6,124                    171
J.B. Hunt Transport Services* (A)                   3,213                     86
JLG Industries                                      7,249                     34
John H. Harland                                     4,205                    102


The accompanying notes are an integral part of the financial statements.

DESCRIPTION                                       SHARES            VALUE (000)
-------------------------------------------------------------------------------
Joy Global*                                         6,686   $                 72
Kadant*                                             1,250                     20
Kaman                                               3,278                     32
Kansas City Southern Industries*                    8,368                     94
Kaydon                                              3,962                     75
Kennametal                                          4,580                    129
Keystone Automotive Industries*                     1,579                     28
Kforce*                                             3,022                      8
Kirby*                                              2,686                     66
Knight Transportation*                              3,446                     68
Korn Ferry International*                           6,108                     40
Kroll* (A)                                          3,774                     81
L.S. Starrett, Cl A                                   222                      3
Labor Ready*                                        6,975                     40
Ladish*                                             1,368                      6
Landauer                                              858                     31
Landstar*                                           2,202                    127
Lawson Products                                       545                     14
Learning Tree International*                        1,504                     20
Lennox International (A)                            6,159                     89
Lightbridge*                                        4,070                     26
Lincoln Electric Holdings                           4,579                     83
Lindsay Manufacturing                                 944                     20
Littelfuse*                                         2,824                     51
LSI Industries                                      1,646                     15
Lydall*                                             2,117                     19
MagneTek*                                           2,829                      7
Mail-Well*                                          4,097                      8
Manitowoc                                           4,224                     71
Manufacturers' Services*                            2,164                     10
Marine Products                                     1,425                     13
MasTec*                                             3,299                      7
McGrath Rentcorp                                    1,483                     34
MCSi*                                               3,168                      1
Mediacom Communications*                            7,728                     68
Medis Technologies*                                 1,554                      8
MedQuist*                                           1,460                     25
MemberWorks*                                        1,240                     26
Mercury Computer Systems*                           3,115                     85
Mesa Air Group*                                     4,727                     23
Mesaba Holdings*                                    1,385                      8
Midwest Express Holdings*                           1,782                      2
Milacron                                            2,432                     10
Mobile Mini*                                        1,972                     32
Modtech Holdings*                                   1,541                     11
Monro Muffler Brake*                                  958                     20
MPS Group*                                         13,527                     71
Mueller Industries*                                 3,645                     91
Nacco Industries, Cl A                                777                     36
National Presto Industries                            761                     20
Navigant Consulting*                                6,053                     32
Navigant International*                             1,742                     18
NCI Building Systems*                               2,647                     41
NCO Group*                                          2,695                     39
Nordson                                             2,704                     65
Northwest Pipe*                                       797                     10
On Assignment*                                      3,049                     13
Orbital Sciences*                                   6,944                     36
Oshkosh Truck                                       2,165                    135
Overseas Shipholding Group                          3,922                     65
P A M Transportation Services*                        549   $                 12
Paxar*                                              4,581                     52
Pegasus Solutions*                                  3,578                     40
Penn Engineering & Manufacturing                    1,684                     19
Power-One*                                          7,774                     34
Prepaid Legal Services* (A)                         1,884                     33
PRG-Schultz International*                          5,141                     37
PRIMEDIA*                                          19,899                     49
Princeton Review*                                   2,578                     11
ProBusiness Services*                               3,033                     40
Protection One*                                     2,475                      4
Proton Energy Systems*                              3,488                      9
Quanta Services*                                    4,621                     15
Quixote                                               866                     14
RailAmerica*                                        4,202                     26
Rayovac*                                            4,618                     50
Regal Beloit                                        3,330                     51
Reliance Steel & Aluminum                           3,417                     52
RemedyTemp, Cl A*                                     821                     10
Resources Connection*                               2,741                     58
Right Management Consultants*                       2,798                     36
Roadway Express                                     1,695                     57
Robbins & Myers                                     1,411                     19
Rollins                                             3,192                     74
ScanSoft* (A)                                       7,500                     34
Schawk                                              1,087                     11
Schnitzer Steel Industries, Cl A                      368                      9
SCS Transportation*                                 2,258                     24
Sequa*                                                897                     31
Service Corporation International* (A)             42,372                    118
Simpson Manufacturing*                              2,092                     71
Sirius Satellite Radio*                            10,753                      8
Spartan Motors                                      1,485                     13
Spherion* (A)                                       8,482                     34
SPS Technologies*                                   1,775                     43
Standard Register                                   2,505                     37
Standex International                               1,568                     30
Stericycle* (A)                                     4,539                    171
Stewart & Stevenson Services                        4,105                     45
Strattec Security*                                    344                     15
Strayer Education                                   1,188                     65
SureBeam* (A)                                       9,154                     32
Sylvan Learning Systems*                            4,567                     73
Technical Olympic USA*                                971                     16
Tecumseh Products, Cl A                             1,871                     77
Teletech Holdings*                                  5,618                     31
Tennant                                             1,344                     42
Tenneco Automotive*                                 6,239                     14
Terex*                                              6,904                     85
Tetra Technologies*                                 7,215                    102
Thomas & Betts*                                     6,247                     89
Thomas Industries                                   2,079                     52
Thomas Nelson*                                      1,152                     10
TRC*                                                  728                     10
Tredegar                                            3,736                     45
Trex*                                                 932                     30
Trinity Industries (A)                              4,569                     79
Triumph Group*                                      2,019                     45
U.S. Industries*                                   11,209                     44
U.S. Xpress Enterprises*                              862                      7

DESCRIPTION                                       SHARES            VALUE (000)
-------------------------------------------------------------------------------
UniFirst                                            1,126            $        17
United Defense Industries*                          3,043                     66
United Industrial                                   1,459                     18
United Stationers*                                  4,325                     92
Universal Forest Products                           1,964                     30
UNOVA*                                              5,956                     32
URS*                                                3,297                     38
USFreightways                                       3,871                     98
USG* (A)                                            6,250                     26
Valmont Industries                                  1,584                     34
ValueClick*                                         9,235                     28
Vicor*                                              2,902                     17
Virco Manufacturing                                   916                      9
Volt Information Sciences*                          1,272                     13
Wabash National*                                    3,310                     21
Wallace Computer Services                           5,375                    134
Waste Connections* (A)                              3,697                    128
Water Pik Technologies*                             1,902                     13
Watsco                                              2,464                     34
Watson Wyatt & Company Holdings*                    2,892                     58
WD-40 Company                                       2,045                     51
Werner Enterprises                                  5,551                    107
William Lyon Homes*                                 1,073                     27
Wilson Greatbatch Technologies*                     3,017                     84
Woodward Governor                                   1,277                     45
Worthington Industries                              9,049                    108
Yellow*                                             4,178                    101
                                                                     -----------
                                                                          12,548
                                                                     -----------
INFORMATION TECHNOLOGY - 16.0%
Acacia Technologies*                                3,151                      4
Acclaim Entertainment*                             11,182                      4
Actel*                                              3,033                     52
Actuate*                                            7,089                     10
ADE*                                                1,416                      8
ADTRAN* (A)                                         2,920                    105
Advanced Digital Information*                       8,974                     62
Advanced Power Technology*                            729                      2
Aeroflex*                                           8,657                     49
Agile Software*                                     5,443                     35
Akamai Technologies*                               15,629                     22
Allen Telecom*                                      3,963                     39
Alliance Semiconductor*                             3,218                     10
Alloy*                                              4,498                     23
Allscripts Healthcare Solutions*                    3,610                     10
Altiris*                                              813                     10
American Management Systems*                        5,649                     68
ANADIGICS*                                          4,649                     10
Analogic                                              737                     34
Anaren Microwave*                                   3,240                     28
Anixter International* (A)                          4,116                     93
Answerthink*                                        6,751                     15
ANSYS*                                              2,127                     51
Anteon International*                               2,158                     48
Applied Films*                                      1,589                     26
aQuantive*                                          5,003                     22
Ariba* (A)                                         38,095                    107
Arris Group* (A)                                    9,943                     37
Artisan Components*                                 2,141                     35
Ascential Software*                                34,776                     97
AsiaInfo Holdings*                                  4,695            $        19
Aspect Communication*                               8,249                     25
Aspen Technology* (A)                               5,733                     14
Asyst Technologies*                                 5,508                     30
ATMI*                                               3,906                     75
Audiovox*                                           2,345                     17
August Technology*                                  1,058                      4
Avanex* (A)                                         8,436                      7
Avid Technology*                                    3,587                     79
Avocent*                                            5,683                    133
Axcelis Technologies*                              14,114                     67
AXT*                                                2,934                      2
BARRA* (A)                                          2,154                     64
BEI Technologies                                    1,598                     15
Bel Fuse                                            1,015                     20
Bell Microproducts*                                 2,503                     13
Benchmark Electronics*                              3,280                     93
Black Box (A)                                       2,735                     81
Borland Software*                                   8,739                     80
Brooks Automation* (A)                              4,874                     47
Bruker AXS*                                         1,460                      2
Cable Design Technologies*                          6,397                     43
Cabot Microelectronics* (A)                         3,261                    137
Caci International, Cl A*                           4,101                    137
Caminus*                                            1,566                     14
Carreker*                                           3,061                      6
Catapult Communications*                              772                      5
C-COR.net*                                          4,911                     16
Centillium Communications*                          4,000                     16
Cepheid*                                            3,787                     16
Charles River Associates*                           1,023                     17
ChipPAC, Cl A*                                      8,546                     31
Chordiant Software*                                 5,996                      7
CIBER*                                              8,029                     38
Cirrus Logic*                                      10,462                     21
ClearOne Communications* (B)                        1,090                     --
CNET Networks*                                     17,888                     45
Cognex*                                             4,842                    103
Cognizant Technology Solutions*                     1,179                     79
Coherent*                                           4,160                     78
Cohu                                                2,981                     44
CombiMatrix*                                        1,758                      3
CommScope*                                          7,432                     56
Compucom Systems*                                   3,288                     12
Computer Horizons*                                  4,469                     14
Computer Network Technology* (A)                    3,663                     25
Computer Programs & Systems*                          433                     11
Concord Communications*                             2,289                     20
Concurrent Computer*                                9,262                     20
Covansys*                                           2,971                      7
Cray*                                               6,638                     44
Credence Systems*                                   8,727                     59
Cree* (A)                                          10,496                    194
CTS                                                 4,301                     26
Daktronics*                                         2,175                     34
Datastream Systems*                                 2,267                     15
DDI*                                                6,979                      1
Dendrite International*                             4,460                     38
Digimarc*                                           1,282                     15
Digital Insight*                                    4,066                     57


The accompanying notes are an integral part of the financial statements.

DESCRIPTION                                       SHARES            VALUE (000)
-------------------------------------------------------------------------------
Digital River*                                      3,863            $        53
Digitas*                                            1,264                      4
Dionex*                                             2,230                     74
Docucorp International*                             1,286                      4
Documentum*                                         5,700                     75
DoubleClick*                                       17,101                    133
Drexler Technology*                                 1,125                     16
DSP Group*                                          3,894                     71
DuPont Photomasks*                                  1,725                     35
Dynamics Research*                                  1,020                     13
E.piphany*                                          9,032                     36
EarthLink*                                         18,022                    104
Echelon*                                            3,605                     38
Eclipsys*                                           4,979                     40
Electro Rent*                                       2,019                     19
Electroglas*                                        3,236                      3
Electronics for Imaging*                            7,366                    130
Embarcadero Technologies*                           1,359                      9
Emcore*                                             3,510                      6
EMS Technologies*                                   1,507                     21
Entegris*                                           6,610                     66
Enterasys Networks*                                23,283                     43
Entrust*                                            6,911                     17
EPIQ Systems*                                       1,426                     27
ESS Technology*                                     4,371                     26
eUniverse*                                          2,194                     11
Exar*                                               5,635                     72
Excel Technologies*                                 1,265                     26
Extreme Networks*                                  14,847                     64
F5 Networks*                                        3,198                     40
FalconStor Software* (A)                            4,910                     19
FEI*                                                3,477                     55
Filenet*                                            4,797                     50
Finisar* (A)                                       19,176                     15
FLIR Systems*                                       2,155                    102
Forrester Research*                                 2,105                     30
Foundry Networks*                                  12,406                    100
Franklin Electric                                     709                     33
FreeMarkets*                                        5,655                     31
FSI International*                                  4,244                     10
Gartner, Cl A*                                     11,925                     83
General Binding*                                      709                      6
Genesis Microchip* (A)                              4,405                     55
Global Imaging Systems*                             1,177                     22
GlobespanVirata*                                   15,946                     72
GSI Commerce*                                       3,124                      5
Handspring* (A)                                     5,913                      4
Harmonic*                                           8,585                     29
Harris Interactive*                                 5,461                     30
Helix Technology                                    3,763                     32
Homestore*                                         11,473                      6
Hutchinson Technology*                              3,334                     82
Hypercom*                                           4,874                     18
Hyperion Solutions* (A)                             4,799                    116
Identix*                                           12,092                     54
IDX Systems*                                        2,434                     38
iGATE*                                              3,462                     10
I-many*                                             6,345                      5
Imation* (A)                                        4,805                    179
Inet Technologies*                                  2,123                     13
InFocus*                                            4,334            $        21
Infogrames*                                           807                      1
Informatica*                                        8,255                     53
Inforte*                                              902                      5
Inrange Technologies, Cl B*                         1,395                      3
Insituform Technologies, Cl A*                      3,270                     44
Integral Systems*                                   1,333                     28
Integrated Defense Technologies*                    1,075                     15
Integrated Silicon Solution*                        3,858                      9
InterCept*                                          2,255                      9
InterDigital Communications*                        8,059                    182
Intergraph*                                         6,739                    117
Interland*                                         17,767                     12
Intermagnetics General*                             2,126                     38
Internet Security Systems*                          5,489                     55
Inter-Tel                                           2,610                     39
Interwoven*                                        15,286                     28
Iomega*                                             6,407                     71
Itron*                                              3,023                     51
ITXC*                                               2,881                      4
IXIA*                                               3,097                     15
IXYS*                                               1,750                      9
JDA Software*                                       4,037                     41
Keane*                                              8,001                     65
Keithley Instruments                                  805                      9
Keynote Systems*                                    3,464                     32
Kopin*                                             10,001                     50
Kronos*                                             2,666                     93
Kulicke & Soffa*                                    7,100                     34
Lattice Semiconductor*                             12,297                     93
Lawson Software*                                    2,028                      9
LeCroy*                                             1,124                     11
Legato Systems*                                    12,556                     64
Lexar Media*                                        4,692                     15
Liberate Technologies*                             15,407                     32
Lifeline Systems*                                     576                     12
LookSmart*                                          9,857                     27
LTX*                                                6,569                     33
Magma Design Automation*                            2,668                     21
Manhattan Associates*                               2,797                     49
ManTech International*                              1,121                     17
Manugistics Group* (A)                              8,562                     20
MAPICS*                                             1,921                     13
MapInfo*                                            2,181                      8
MatrixOne*                                          6,766                     23
Mattson Technology*                                 3,243                      6
Maxtor*                                            28,724                    162
McDATA, Cl A* (A)                                   9,122                     78
MEMC Electronic Materials*                          8,151                     92
Mentor Graphics*                                    9,427                     84
Merix*                                              1,929                      8
MetaSolv*                                           4,257                      6
Methode Electronics, Cl A                           4,922                     40
Micro Systems*                                      2,393                     56
MicroAge*                                           3,579                     --
Micromuse* (A)                                     10,769                     56
Microsemi*                                          4,162                     46
Microtune*                                          5,850                     12
MIPS Technologies, Cl A*                            5,137                      9
Monolithic System Technology* (A)                   2,833                     20

DESCRIPTION                                       SHARES            VALUE (000)
-------------------------------------------------------------------------------
Moog, Cl A*                                         2,174            $        67
MRO Software*                                       2,537                     17
MRV Communications*                                13,065                     15
MSC.Software*                                       3,669                     28
MTS Systems                                         3,031                     33
Mykrolis*                                           5,717                     48
Nanometrics*                                        1,179                      5
Nassda*                                               779                      5
Neoforma*                                           1,222                     15
Net2Phone*                                          2,454                      8
Netegrity*                                          4,317                     16
NetIQ*                                              5,333                     60
NetRatings*                                         1,412                      9
Netro*                                              3,497                      9
NetScout Systems*                                   2,830                      8
NetScreen Technologies*                             1,340                     22
Network Plus*                                       1,155                     --
New England Business Service                        1,671                     43
New Focus*                                          9,602                     30
Newport*                                            5,466                     65
Next Level Communications*                          2,169                      3
NIC*                                                3,737                      7
Novadigm*                                           2,263                      4
Novell*                                            52,290                    112
Nu Horizons Electronics*                            2,001                     10
Nuance Communications*                              4,355                      9
Nyfix*                                              3,603                     13
Oak Technology*                                     8,738                     31
Omnicell*                                           1,867                      6
OmniVision Technologies* (A)                        2,856                     59
ON Semiconductor*                                   4,257                      5
ONYX Software*                                      6,822                      6
Openwave System*                                   25,087                     36
Oplink Communications*                             16,544                     16
OPNET Technologies*                                 1,528                      8
Optical Communication Products*                     2,060                      2
OSI Systems*                                          969                     15
Overland Storage*                                   1,089                     16
Overture Services*                                  7,355                    112
Packeteer*                                          3,248                     32
Palm*                                               4,173                     42
Paradyne Networks*                                  4,057                      5
Parametric Technology*                             37,611                     82
Park Electrochemical                                2,483                     38
PC-tel*                                             2,887                     26
PDF Solutions*                                      1,720                     11
PEC Solutions*                                      1,204                     14
Pegasystems*                                        1,084                      4
Pericom Semiconductor*                              2,840                     22
Phoenix Technology*                                 3,731                     16
Photon Dynamics*                                    2,454                     40
Photronics*                                         4,001                     48
Pinnacle Systems*                                   8,470                     88
Pioneer Standard Electronics                        4,323                     36
Pixelworks* (A)                                     5,304                     29
Planar Systems*                                     1,960                     23
Plantronics* (A)                                    5,445                     80
Plato Learning*                                     2,642                     12
Plexus*                                             6,043                     55
Plug Power* (A)                                     2,649            $        13
PLX Technology*                                     2,194                      5
Portal Software*                                   18,530                     13
Powell Industries*                                  1,012                     14
Power Integrations*                                 3,632                     75
Powerwave Technologies*                             9,437                     32
PracticeWorks*                                      2,250                     23
Presstek*                                           4,417                     20
Progress Software*                                  4,519                     81
ProQuest* (A)                                       2,419                     50
Proxim, Cl A* (A)                                  17,181                     10
QRS*                                                1,964                     10
QuadraMed*                                          3,918                      5
Quantum*                                           18,699                     68
Quest Software*                                     5,351                     48
Quovadx*                                            3,217                      6
Radiant Systems*                                    2,477                     18
RadiSys*                                            2,448                     16
Rainbow Technologies*                               3,691                     35
Rambus* (A)                                        12,040                    159
Read-Rite*                                          1,247                      1
Red Hat*                                           16,322                     89
Register.com*                                       4,609                     25
REMEC*                                              7,228                     35
Renaissance Learning* (A)                           1,469                     26
Research Frontiers*                                 1,297                      9
Retek* (A)                                          7,527                     43
Richardson Electronics                                732                      6
Riverstone Networks*                               17,481                     24
Rogers*                                             2,279                     68
Roper Industries                                    3,954                    114
Roxio*                                              2,769                     17
RSA Security*                                       6,503                     46
Rudolph Technologies* (A)                           1,326                     19
S1*                                                10,211                     52
Safeguard Scientifics*                             17,228                     24
Sanchez Computer Associates*                        2,100                      9
SanDisk* (A)                                        8,727                    147
Sapient*                                           11,717                     18
SBS Technologies*                                   1,328                     10
ScanSource*                                         1,144                     21
SCM Microsystems*                                   1,383                      3
SeaChange International*                            3,195                     23
Secure Computing*                                   4,226                     16
SeeBeyond Technologies*                             7,531                     15
Semitool*                                           2,503                     10
SERENA Software* (A)                                2,505                     40
Silicon Graphics* (A)                              27,319                     42
Silicon Image*                                      8,357                     33
Silicon Laboratories* (A)                           3,786                     99
Silicon Storage Technology*                        11,159                     26
Siliconix*                                            843                     20
SimpleTech*                                         1,213                      3
SIPEX*                                              3,675                     14
SkillSoft*                                          4,686                     12
Skyworks Solutions* (A)                            19,468                    121
Somera Communications*                              4,890                      5
SonicWALL*                                          7,365                     27
SpectraLink*                                        2,409                     18
SpeechWorks International*                          3,392                      8
SPSS*                                               1,713                     19

The accompanying notes are an intergral part of the financial statements.

DESCRIPTION                                       SHARES            VALUE (000)
-------------------------------------------------------------------------------
SRA International, Cl A*                              736            $        17
SS&C Technologies*                                  1,170                     14
Standard Microsystems*                              2,084                     32
StarTek*                                            1,498                     34
StorageNetworks*                                    9,520                      9
Suntron*                                              207                      1
Supertex*                                           1,477                     20
Sykes Enterprises*                                  3,758                     15
Synaptics*                                            554                      4
Synplicity*                                         1,560                      5
Syntel*                                               902                     17
Sypris Solutions                                      736                      6
Systems & Computer Technologies*                    4,464                     34
Take-Two Interactive Software* (A)                  5,446                    122
TALX                                                1,772                     23
Technitrol*                                         5,779                     85
Tekelec* (A)                                        6,693                     58
Teledyne Technologies*                              4,371                     55
Terayon Communications*                             9,375                     16
Therma-Wave*                                        3,723                      2
THQ* (A)                                            5,671                     74
Three Five Systems*                                 3,153                     16
TIBCO Software*                                    11,562                     49
Tier Technologies*                                  2,081                     21
Tollgrade Communications*                           1,838                     26
Transaction Systems Architects, Cl A*               4,584                     27
Transmeta*                                         16,194                     16
Trikon Technologies*                                1,374                      5
Trimble Navigation*                                 3,633                     69
TriQuint Semiconductor*                            18,953                     53
TriZetto Group* (A)                                 4,786                     20
TTM Technologies*                                   2,346                      8
Turnstone Systems*                                  5,103                     14
Tyler Technologies*                                 4,645                     16
Ulticom*                                            1,454                      9
Ultratech Stepper*                                  3,256                     39
United Online*                                      2,997                     52
Universal Display*                                  2,752                     23
Varian Semiconductor Equipment Associates* (A)      4,418                     90
Vastera*                                            4,611                     18
Veeco Instruments* (A)                              3,643                     56
Verint Systems*                                       699                     12
Verity*                                             3,189                     44
Vialta*                                               133                     --
Viasat*                                             2,767                     31
Viewpoint*                                          5,902                      3
Vignette*                                          33,877                     51
Virage Logic*                                       1,791                     11
Vitalworks*                                         5,462                     21
Vitesse Semiconductor*                             28,955                     62
Vitria Technology*                                 12,120                      8
WatchGuard Technologies*                            4,012                     24
WebEx Communications* (A)                           3,336                     34
webMethods*                                         6,498                     59
Websense*                                           3,035                     45
Western Digital* (A)                               27,705                    251
White Electronic Designs*                           2,757                     19
Wind River Systems*                                 9,836                     29
Witness Systems*                                    2,259                      7
Woodhead Industries                                 1,609                     19
Xicor*                                              2,956            $        12
X-Rite                                              1,509                     13
Zomax*                                              4,805                     14
Zoran* (A)                                          3,889                     50
Zygo* (A)                                           2,241                     13
                                                                     -----------
                                                                          14,178
                                                                     -----------
MATERIALS - 4.1%
A. Schulman                                         4,241                     62
AEP Industries*                                       589                      5
Airgas*                                             8,307                    154
AMCOL International                                 2,862                     16
Ameron International                                  512                     31
Arch Chemicals                                      2,891                     54
Arch Coal (A)                                       6,049                    115
Bandag                                              1,502                     48
Brush Engineered Metals*                            2,208                     11
Buckeye Technologies*                               3,984                     19
Calgon Carbon                                       5,084                     25
Cambrex                                             2,907                     70
Caraustar Industries*                               3,801                     26
Carpenter Technology                                2,767                     28
Centex Construction Products                          922                     33
Central Garden & Pet*                               2,083                     45
Century Aluminum                                    1,852                     12
Chesapeake                                          2,021                     34
Cleveland Cliffs*                                     854                     16
Commercial Metals                                   3,480                     49
Crompton                                           16,366                     66
Crown Holdings* (A)                                22,976                    129
Cytec Industries*                                   5,712                    159
Deltic Timber                                       1,426                     34
Earthshell*                                         9,889                      5
Ferro                                               4,676                    100
Florida Rock                                        2,840                     96
FMC*                                                4,312                     68
Fuller H.B                                          3,590                     83
G & K Services, Cl A                                2,812                     67
Georgia Gulf                                        3,959                     80
Gibraltar Steel                                     1,272                     24
Glatfelter                                            863                      9
GrafTech International*                             8,190                     23
Graphic Packaging International*                    3,261                     18
Great Lakes Chemical                                5,393                    120
IMCO Recycling*                                     1,713                     11
Interface, Cl A*                                    7,551                     25
Intermet                                            3,537                     13
Jarden*                                             1,655                     43
Liquidmetal Technologies*                             787                      4
Longview Fibre*                                     7,369                     49
Louisiana Pacific*                                 15,076                    120
MacDermid                                           3,738                     76
Material Sciences*                                  1,289                     13
Millennium Chemicals                                9,070                    106
Minerals Technologies                               2,950                    112
Myers Industries                                    2,666                     25
NL Industries                                       1,197                     19
NN                                                  1,221                     11
Octel*                                              1,719                     25
Olin                                                6,650                    121

DESCRIPTION                                       SHARES            VALUE (000)
-------------------------------------------------------------------------------
Omnova Solutions*                                   5,711            $        17
Oregon Steel Mills*                                 4,048                     10
Penford                                             1,104                     13
PolyOne                                            11,344                     44
Pope & Talbot (A)                                   2,248                     28
Potlatch                                            4,090                     79
Quaker Chemicals                                      548                     11
Quanex                                              2,360                     75
Raytech*                                            5,990                     35
Roanoke Electric Steel                              1,192                     10
Rock-Tenn, Cl A                                     1,619                     21
Royal Gold                                          2,017                     29
RTI International Metals*                           3,043                     30
Ryerson Tull                                        2,018                     13
Seminis, Cl A*                                      2,338                      7
Silgan Holdings*                                    1,685                     37
Solutia                                            15,111                     23
Southern Peru Copper                                2,096                     31
Spartech                                            2,124                     41
Steel Dynamics*                                     4,599                     54
Stephan                                               834                     19
Stillwater Mining*                                  6,219                     16
Symyx Technologies*                                 3,304                     50
Terra Industries*                                   5,943                      8
Texas Industries                                    3,029                     58
U.S. Concrete*                                      3,546                     15
USEC                                                9,942                     55
Valhi                                               3,326                     37
W R Grace & Company*                                9,443                     14
Watts Industries, Cl A                              2,283                     36
Wausau-Mosinee Paper                                5,220                     53
                                                                     -----------
                                                                           3,676
                                                                     -----------
TELECOMMUNICATION SERVICES - 1.5%
Aether Systems*                                     4,715                     15
AirGate PCS*                                        3,525                      1
Alamosa Holdings*                                  10,629                      4
Alaska Communications Systems Holdings*               859                      2
Allegiance Telecom* (A)                            17,663                      5
American Tower, Cl A*                              23,293                    129
AT Road*                                            3,019                     20
Boston Communications Group*                        1,324                     21
Broadwing*                                         27,612                    110
Centennial Communications, Cl A*                    1,124                      2
Commonwealth Telephone Enterprises* (A)             1,568                     61
Crown Castle International* (A)                    29,497                    162
CT Communications                                   2,265                     22
Focal Communications Warrants* (B)                  1,496                     --
General Communication*                              5,965                     35
Golden Telecom*                                     2,023                     30
Gray Television, Cl A                               1,283                     14
HickoryTech                                         2,027                     18
Infonet Services, Cl B*                             9,949                     13
Intrado*                                            2,339                     18
J2 Global Communications* (A)                         882                     25
Metro One Telecommunications*                       2,671                     13
Neon Communications* (B)                           34,093                     --
Nextel Partners, Cl A*                              8,962                     45
North Pittsburgh                                    2,126                     29
Price Communications*                               6,328                     76
PTEK Holdings*                                      6,805            $        25
Raindance Communications*                           6,233                     10
RCN* (A)                                            8,746                      6
Redback Networks* (A)                              21,753                     13
RMH Teleservices*                                   1,857                     12
Shenandoah Telecommunications                         253                      7
Sonus Networks*                                    26,072                     59
Stratex Networks*                                  11,885                     25
SureWest Communications                             1,915                     52
Sycamore Networks*                                 22,926                     70
Talk America Holdings*                              3,628                     26
Tellium*                                            3,156                      2
Time Warner Telecom, Cl A*                          6,660                     22
Touch America Holdings*                            15,332                      1
Triton PCS Holdings, Cl A*                          2,801                      6
U.S. Unwired*                                       5,441                      2
UbiquiTel*                                          9,172                      3
Western Wireless, Cl A* (A)                         7,690                     43
Wireless Facilities*                                3,404                     20
Young Broadcasting, Cl A*                           2,378                     29
                                                                     -----------
                                                                           1,303
                                                                     -----------
UTILITIES - 3.3%
AGL Resources                                       8,003                    189
American States Water                               2,120                     51
Atmos Energy                                        5,166                    110
Avista                                              6,444                     68
Black Hills                                         3,409                     94
California Water Service                            1,695                     44
Cascade Natural Gas                                 1,485                     29
Central Vermont Public Service                        943                     16
CH Energy Group                                     1,991                     83
CLECO (A)                                           5,052                     63
Connecticut Water Services                          1,104                     29
DQE                                                 9,428                    115
El Paso Electric*                                   6,752                     73
Empire District Electric                            2,092                     37
Energen                                             4,954                    159
Laclede Group                                       1,898                     44
Middlesex Water                                       461                     10
New Jersey Resources                                3,747                    122
Northwestern*                                       3,588                      8
Northwestern Natural Gas                            3,360                     84
NUI                                                 2,275                     33
Oneok                                               7,723                    142
Otter Tail                                          3,075                     80
Piedmont Natural Gas                                3,906                    139
PNM Resources                                       4,651                    105
Semco Energy                                        2,792                     10
Sierra Pacific Resources* (A)                      14,727                     47
SJW                                                    83                      6
South Jersey Industries                             1,635                     52
Southern Union*                                     5,849                     71
Southwest Gas                                       4,739                     96
Southwest Water                                     1,442                     18
Southwestern Energy*                                4,002                     52
UGI                                                 3,950                    181
UIL Holdings                                        1,339                     46
Unisource Energy Holding                            4,128                     71
WGL Holdings                                        6,311                    167

The accompanying notes are an integral part of the financial statements.

DESCRIPTION                                       SHARES            VALUE (000)
-------------------------------------------------------------------------------
WPS Resources                                       4,019            $       161
                                                                     -----------
                                                                           2,905
                                                                     -----------
TOTAL COMMON STOCKS
   (Cost $103,936)                                                        80,735
                                                                     -----------
U.S. TREASURY OBLIGATION - 0.7%
U.S. Treasury Bill
 1.290%, 06/05/03 (C)                        $        700                    699
                                                                     -----------
TOTAL U.S. TREASURY OBLIGATION
   (Cost $699)                                                               699
                                                                     -----------
RELATED PARTY MONEY MARKET FUND - 8.5%
First American Prime Obligations Fund, Cl Y (D) 7,511,225                  7,511
                                                                     -----------
TOTAL RELATED PARTY MONEY MARKET FUND
   (Cost $7,511)                                                           7,511
                                                                     -----------
INVESTMENTS PURCHASED WITH CASH PROCEEDS
 FROM SECURITIES LENDING - 11.6%
COMMERCIAL PAPER - 1.7%
CS First Boston
 1.638%, 12/01/03                                     181                    181
Danske Bank
 1.508%, 12/22/03                                     181                    181
Goldman Sachs
 1.518%, 08/28/03                                     235                    235
Morgan Stanley
 1.518%, 06/17/03                                      90                     90
 1.518%, 07/08/03                                      65                     65
 1.518%, 09/22/03                                      90                     90
Orchard Park
 1.475%, 01/06/04                                     181                    181
UBS Financial
 1.390%, 04/01/03                                     451                    451
                                                                     -----------
TOTAL COMMERCIAL PAPER                                                     1,474
                                                                     -----------
CORPORATE OBLIGATIONS - 1.3%
CS First Boston
 1.760%, 04/11/03                                     181                    181
Deutsche Bank
 1.470%, 04/11/03                                      90                     90
 1.580%, 12/11/03                                      72                     72
General Electric Capital Corporation
 1.355%, 07/09/07                                      90                     90
Merrill Lynch
 1.538%, 05/05/03                                     153                    153
Monet Trust
 1.360%, 12/28/03                                     181                    181
SMM Trust 2002-M
 1.450%, 09/23/03                                     181                    181
URI Trust
 1.460%, 09/18/03                                     181                    181
                                                                     -----------
TOTAL CORPORATE OBLIGATIONS                                                1,129
                                                                     -----------
MONEY MARKET FUNDS - 1.1%
AIM Liquid Assets Portfolio                       306,996                    307
Dreyfus Cash Manage Plus Fund                      18,059                     18
Evergreen Institutional Money Market Fund          63,205                     63
HSBC Investor Money Market Fund - Cl I             54,176                     54
Merrill Lynch Premier Institutional Fund          349,768                    350
Merrimac Cash Series Fund                          54,176                     54
One Group Institutional Prime Money Market Fund   108,352                    108
Reserve Primary Fund                                9,029                      9
                                                                     -----------
TOTAL MONEY MARKET FUNDS                                                     963
                                                                     -----------
OTHER SHORT-TERM INVESTMENTS - 1.0%
Allied Irish Bank
 1.340%, 05/09/03                            $         90            $        90
 1.330%, 06/02/03                                     181                    181
Commonwealth Life
 1.678%, 04/01/03                                      91                     91
General Electric Capital Assurance
 1.370%, 12/19/03                                      36                     36
Premium Asset Trust 02-7
 1.060%, 08/23/03                                     115                    115
Security Life Denver
 1.381%, 01/13/04                                     235                    235
 1.490%, 03/15/04                                     181                    181
                                                                     -----------
TOTAL OTHER SHORT-TERM INVESTMENTS                                           929
                                                                     -----------
REPURCHASE AGREEMENTS - 6.5%
Bear Stearns
 1.420%, 04/10/03                                     361                    361
CS First Boston
 1.370%, 04/01/03                                     361                    361
 1.380%, 04/01/03                                      56                     56
 1.380%, 04/01/03                                     451                    451
Goldman Sachs
 1.520%, 04/01/03                                     271                    271
 1.420%, 04/07/03                                     181                    181
 1.360%, 06/10/03                                      90                     90
 1.400%, 06/11/03                                      90                     90
Greenwich Capital Markets
 1.430%, 04/01/03                                     542                    542
Lehman Brothers
 1.560%, 04/01/03                                     181                    181
 1.640%, 04/01/03                                     135                    135
 1.640%, 04/01/03                                     586                    586
Merrill Lynch
 1.360%, 04/01/03                                     542                    542
 1.500%, 04/01/03                                     271                    271
 1.560%, 04/01/03                                     226                    226
 1.560%, 04/01/03                                     361                    361
Morgan Stanley
 1.470%, 04/01/03                                     271                    271
 1.510%, 04/01/03                                     562                    562
Salomon Smith Barney
 1.540%, 04/01/03                                     271                    271
                                                                     -----------
TOTAL REPURCHASE AGREEMENTS                                                5,809
                                                                     -----------
TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS
   FROM SECURITIES LENDING
   (Cost $10,304)                                                         10,304
                                                                     -----------
TOTAL INVESTMENTS - 111.7%
   (Cost $122,450)                                                        99,249
                                                                     -----------
OTHER ASSETS AND LIABILITIES, NET - (11.7)%                              (10,425)
                                                                     -----------
TOTAL NET ASSETS - 100.0%                                            $    88,824
                                                                     -----------

*Non-income producing security
(A) This security or a portion of this security is out on loan at March 31, 2003. Total loaned securities had a value of $9,398,310 at March 31, 2003. See note 2 in Notes to Financial Statements.
(B) Security is fair valued. As of March 31, 2003, the value of these investment is $0, or 0.0% of total net assets. See note 2 in Notes to Financial Statements.
(C) Security has been deposited as initial margin on open futures contracts. Yield shown is effective yield at date of purchase. See note 7 in Notes to Financial Statements.
(D) This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor for this Fund. See note 3 in Notes to Financial Statements.
Cl - Class
REIT - Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

                 (This page has been left blank intentionally.)

STATEMENTS OF ASSETS AND LIABILITIES March 31, 2003 (unaudited), in thousands, except per share data

                                                                                        EQUITY        MID CAP      SMALL CAP
                                                                                    INDEX FUND     INDEX FUND     INDEX FUND
----------------------------------------------------------------------------------------------------------------------------
ASSETS:
Investments in securities, at value* +                                               $2,486,853       $246,110      $ 99,249
Cash                                                                                         60             --             1
Dividends and interest receivable                                                         2,269            137           108
Receivable for investment securities sold                                                 2,750         13,329            --
Capital shares sold                                                                       1,678            109            61
Prepaid expenses and other assets                                                            97             32            15
----------------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                                          2,493,707        259,717        99,434
----------------------------------------------------------------------------------------------------------------------------
LIABILITIES:
Payable for investment securities purchased                                               1,224          1,161            --
Payable upon return of securities loaned                                                843,429         67,526        10,304
Capital shares redeemed                                                                   2,726            584           176
Variation margin payable                                                                    707              9            72
Payable for advisory, co-administration, and custodian fees                                 420             72            35
Distribution and shareholder servicing fees                                                 117              4             2
Accrued expenses and other liabilities                                                        1             20            21
----------------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                                       848,624         69,376        10,610
----------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                           $1,645,083       $190,341      $ 88,824
----------------------------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS:
Portfolio capital                                                                    $1,711,324       $236,716      $114,674
Undistributed net investment income                                                         250             24            61
Accumulated net realized gain (loss)                                                    (50,124)         1,101        (2,700)
Unrealized depreciation of investments                                                  (15,724)       (47,494)      (23,201)
Unrealized depreciation of futures contracts                                               (643)            (6)          (10)
----------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                           $1,645,083       $190,341      $ 88,824
----------------------------------------------------------------------------------------------------------------------------
*Investments in securities, at cost                                                  $2,502,577       $293,604      $122,450
+ Including securities loaned                                                        $  798,806       $ 67,526      $  9,398
CLASS A:
Net assets                                                                           $  137,573       $  3,775      $  2,206
Shares issued and outstanding ($0.0001 par value-- 2 billion authorized)                  8,638            453           257
Net asset value and redemption price per share                                       $    15.93       $   8.33      $   8.59
Maximum offering price per share (1)                                                 $    16.86       $   8.81      $   9.09
CLASS B:
Net assets                                                                           $   63,998       $  1,610      $    512
Shares issued and outstanding ($0.0001 par value-- 2 billion authorized)                  4,065            195            60
Net asset value, offering price, and redemption price per share (2)                  $    15.74       $   8.25      $   8.50
CLASS C:
Net assets                                                                           $   27,520       $  1,107      $    693
Shares issued and outstanding ($0.0001 par value-- 2 billion authorized)                  1,738            134            81
Net asset value and redemption price per share (2)                                   $    15.83       $   8.28      $   8.57
Maximum offering price per share (3)                                                 $    15.99       $   8.36      $   8.66
CLASS S:
Net assets                                                                           $   42,078       $  3,241      $  1,837
Shares issued and outstanding ($0.0001 par value-- 2 billion authorized)                  2,643            389           215
Net asset value, offering price, and redemption price per share                      $    15.92       $   8.33      $   8.54
CLASS Y:
Net assets                                                                           $1,373,914       $180,608      $ 83,576
Shares issued and outstanding ($0.0001 par value-- 2 billion authorized)                 86,321         21,673         9,701
Net asset value, offering price, and redemption price per share                      $    15.92       $   8.33      $   8.61

(1)The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 5.50%.

(2)Class B and C have a contigent deferred sales charge. For a description of this sales charge, see notes 1 and 3 in Notes to Financial Statements.

(3)The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 1.00%.

The accompanying notes are an integral part of the financial statements.

STATEMENTS OF OPERATIONS For the six months ended March 31, 2003 (unaudited), in thousands

                                                                                          EQUITY        MID CAP    SMALL CAP
                                                                                      INDEX FUND     INDEX FUND   INDEX FUND
----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest                                                                                 $   371         $   57        $  58
Dividends                                                                                 14,835          1,263          643
Securities lending                                                                           261             28           15
Other                                                                                         37
---------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                                   15,504          1,348          716
---------------------------------------------------------------------------------------------------------------------------
EXPENSES:
Investment advisory fees                                                                   2,033            269          193
Co-administration fees and expenses (including per account transfer agency fees)           2,259            316          177
Custodian fees                                                                                81             11            5
Directors' fees                                                                               11              2            1
Registration fees                                                                              2             16           17
Professional fees                                                                             20              3            1
Other                                                                                         44             23           22
Printing                                                                                      29              4            2
Distribution and shareholder servicing fees - Class A                                        181              5            3
Distribution and shareholder servicing fees - Class B                                        344              8            2
Distribution and shareholder servicing fees - Class C                                        140              5            3
Shareholder servicing fees - Class S                                                          58              4           10
---------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                                                             5,202            666          436
---------------------------------------------------------------------------------------------------------------------------
Less: Waiver of expenses                                                                  (1,470)          (106)         (90)
---------------------------------------------------------------------------------------------------------------------------
TOTAL NET EXPENSES                                                                         3,732            560          346
---------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME - NET                                                                   11,772            788          370
----------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAINS (LOSSES) ON
INVESTMENTS AND FUTURES CONTRACTS - NET:
Net realized gain (loss) on investments                                                   (2,719)         2,793         (955)
Net realized loss on in-kind distributions                                                    --             --         (654)
Net realized loss on futures contracts                                                    (1,689)          (794)        (453)
Net change in unrealized appreciation or depreciation of investments                      49,406         (1,764)       2,351
Net change in unrealized appreciation or depreciation of future contracts                  1,653            475          314
----------------------------------------------------------------------------------------------------------------------------
NET GAIN ON INVESTMENTS                                                                   46,651            710          603
----------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                     $58,423         $1,498      $   973
----------------------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.

STATEMENTS OF CHANGES IN NET ASSETS in thousands

                                                                                          EQUITY                 MID CAP
                                                                                      INDEX FUND              INDEX FUND
--------------------------------------------------------------------------------------------------------------------------
                                                                            10/1/02      10/1/01     10/1/02     10/1/01
                                                                                 TO           TO          TO          TO
                                                                            3/31/03      9/30/02     3/31/03     9/30/02
---------------------------------------------------------------------------------------------------------------------------
                                                                           (unaudited)             (unaudited)
OPERATIONS:
Investment income - net                                                   $  11,772    $  20,971      $  788     $ 1,425
Net realized gain (loss) on investments                                      (2,719)     (17,129)      2,793       5,952
Net realized gain (loss) on in-kind distributions                                         88,012          --       1,965
Net realized gain (loss) on futures contracts                                (1,689)       3,192        (794)       (247)
Net change in unrealized appreciation or depreciation of investments         49,406     (480,909)     (1,764)    (25,621)
Net change in unrealized appreciation or depreciation of futures contracts    1,653       (3,348)        475        (473)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations              58,423     (389,211)      1,498     (16,999)
---------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income - net:
   Class A                                                                     (931)      (1,724)        (10)        (15)
   Class B                                                                     (201)        (183)         --          --
   Class C                                                                      (90)         (56)         --          --
   Class S                                                                     (305)        (434)         (9)        (16)
   Class Y                                                                  (10,422)     (18,598)       (762)     (1,389)
Net realized gain on investments:
   Class A                                                                       --           --         (97)       (123)
   Class B                                                                       --           --         (40)        (49)
   Class C                                                                       --           --         (26)         (1)
   Class S                                                                       --           --         (95)       (150)
   Class Y                                                                       --           --      (5,505)     (7,356)
---------------------------------------------------------------------------------------------------------------------------
Total distributions                                                         (11,949)     (20,995)     (6,544)     (9,099)
===========================================================================================================================
CAPITAL SHARE TRANSACTIONS (1):
Class A:
   Proceeds from sales                                                       12,145       35,313       1,062       2,725
   Reinvestment of distributions                                                887        1,650         106         136
   Payments for redemptions                                                 (20,261)     (47,666)       (887)     (1,767)
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class A transactions                  (7,229)     (10,703)        281       1,094
---------------------------------------------------------------------------------------------------------------------------
Class B:
   Proceeds from sales                                                        2,408        9,748         224         712
   Reinvestment of distributions                                                196          178          40          48
   Payments for redemptions                                                  (8,202)     (19,649)        (87)       (328)
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class B transactions                  (5,598)      (9,723)        177         432
---------------------------------------------------------------------------------------------------------------------------
Class C:
   Proceeds from sales                                                       10,512        6,194         356       1,044
   Reinvestment of distributions                                                 88           54          25           1
   Payments for redemptions                                                  (5,224)      (7,962)        (36)        (52)
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class C transactions                   5,376       (1,714)        345         993
---------------------------------------------------------------------------------------------------------------------------
Class S:
   Proceeds from sales                                                       18,245       33,391         610       2,554
   Reinvestment of distributions                                                293          419          89         123
   Payments for redemptions                                                 (21,206)     (16,746)       (762)     (3,369)
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class S transactions                  (2,668)      17,064         (63)       (692)
---------------------------------------------------------------------------------------------------------------------------
Class Y:
   Proceeds from sales                                                      429,993      608,090      53,864     104,570
   Reinvestment of distributions                                              7,768       14,444       4,701       6,651
   Payments for redemptions                                                (235,129)    (720,539)    (71,707)    (64,557)
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class Y transactions                 202,632      (98,005)    (13,142)     46,664
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share transactions           192,513     (103,081)    (12,402)     48,491
---------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                     238,987     (513,287)    (17,448)     22,393
NET ASSETS AT BEGINNING OF PERIOD                                         1,406,096    1,919,383     207,789     185,396
===========================================================================================================================
NET ASSETS AT END OF PERIOD                                              $1,645,083   $1,406,096    $190,341    $207,789
===========================================================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME AT END OF PERIOD                          $ 250        $ 427       $  24       $  17
===========================================================================================================================


(1)See note 5 in Notes to Financial Statements for additional information.

The accompanying notes are an integral part of the financial statements.

                                                                                       SMALL CAP
                                                                                      INDEX FUND
------------------------------------------------------------------------------------------------
                                                                           10/1/02     10/1/01
                                                                                TO          TO
                                                                           3/31/03     9/30/02
------------------------------------------------------------------------------------------------
                                                                         (unaudited)
OPERATIONS:
Investment income - net                                                     $   370      $   769
Net realized gain (loss) on investments                                        (955)       2,012
Net realized gain (loss) on in-kind distributions                              (654)         503
Net realized gain (loss) on futures contracts                                  (453)        (524)
Net change in unrealized appreciation or depreciation of investments          2,351      (26,213)
Net change in unrealized appreciation or depreciation of futures contract       314         (324)
------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                 973      (23,777)
------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income - net:
   Class A                                                                       (6)          (8)
   Class B                                                                       --           --
   Class C                                                                       --           --
   Class S                                                                      (29)         (68)
   Class Y                                                                     (327)        (641)
Net realized gain on investments:                                                --           --
   Class A                                                                       --           --
   Class B                                                                       --           --
   Class C                                                                       --           --
   Class S                                                                       --           --
   Class Y                                                                       --           --
------------------------------------------------------------------------------------------------
Total distributions                                                            (362)        (717)
================================================================================================
CAPITAL SHARE TRANSACTIONS (1):
Class A:
   Proceeds from sales                                                          711        4,956
   Reinvestment of distributions                                                  6            8
   Payments for redemptions                                                    (417)      (2,719)
------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class A transactions                     300        2,245
------------------------------------------------------------------------------------------------
Class B:
   Proceeds from sales                                                          155          474
   Reinvestment of distributions                                                 --           --
   Payments for redemptions                                                     (58)         (34)
------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class B transactions                      97          440
------------------------------------------------------------------------------------------------
Class C:
   Proceeds from sales                                                          287          592
   Reinvestment of distributions                                                 --           --
   Payments for redemptions                                                     (34)         (16)
------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class C transactions                     253          576
------------------------------------------------------------------------------------------------
Class S:
   Proceeds from sales                                                        1,030        4,483
   Reinvestment of distributions                                                 29           67
   Payments for redemptions                                                 (13,433)      (2,761)
------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class S transactions                 (12,374)       1,789
------------------------------------------------------------------------------------------------
Class Y:
   Proceeds from sales                                                       26,482      116,156
   Reinvestment of distributions                                                189          402
   Payments for redemptions                                                 (37,838)     (54,512)
------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class Y transactions                 (11,167)      62,046
------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share transactions           (22,891)      67,096
------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                     (22,280)      42,602
NET ASSETS AT BEGINNING OF PERIOD                                           111,104       68,502
================================================================================================
NET ASSETS AT END OF PERIOD                                                $ 88,824     $111,104
================================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME AT END OF PERIOD                       $     61     $     53
================================================================================================

FINANCIAL HIGHLIGHTS For a share outstanding throughout the periods ended September 30, unless otherwise indicated.

                                                                               REALIZED AND
                                                      NET ASSET                  UNREALIZED     DIVIDENDS
                                                         VALUE           NET       GAINS OR      FROM NET   DISTRIBUTIONS
                                                      BEGINNING    INVESTMENT   (LOSSES) ON    INVESTMENT            FROM
                                                      OF PERIOD  INCOME (LOSS)  INVESTMENTS        INCOME   CAPITAL GAINS
-------------------------------------------------------------------------------------------------------------------------
EQUITY INDEX FUND
Class A
  2003 (1) (2)                                           $15.31         $0.11         $0.62        $(0.11)       $   --
  2002 (1)                                                19.50          0.18         (4.19)        (0.18)           --
  2001 (1)                                                27.75          0.18         (7.43)        (0.17)        (0.83)
  2000                                                    25.52          0.17          2.91         (0.17)        (0.68)
  1999                                                    20.61          0.21          5.36         (0.22)        (0.44)
  1998                                                    20.76          0.24          1.39         (0.24)        (1.54)
Class B
  2003 (1) (2)                                           $15.13         $0.04         $0.62        $(0.05)       $   --
  2002 (1)                                                19.29          0.03         (4.15)        (0.04)           --
  2001 (1)                                                27.49            --         (7.35)        (0.02)        (0.83)
  2000                                                    25.34            --          2.84         (0.01)        (0.68)
  1999                                                    20.49          0.05          5.30         (0.06)        (0.44)
  1998                                                    20.67          0.09          1.36         (0.09)        (1.54)
Class C
  2003 (1) (2)                                           $15.23         $0.05         $0.60        $(0.05)       $   --
  2002 (1)                                                19.41          0.03         (4.17)        (0.04)           --
  2001 (1)                                                27.66            --         (7.40)        (0.02)        (0.83)
  2000                                                    25.48            --          2.88         (0.02)        (0.68)
  1999 (3)                                                25.35          0.06          0.13         (0.06)           --
Class S
  2003 (1) (2)                                           $15.30         $0.11         $0.62        $(0.11)       $   --
  2002 (1)                                                19.50          0.18         (4.20)        (0.18)           --
  2001 (1) (4)                                            18.80            --          0.70            --            --
Class Y
  2003 (1) (2)                                           $15.30         $0.13         $0.62        $(0.13)       $   --
  2002 (1)                                                19.49          0.23         (4.19)        (0.23)           --
  2001 (1)                                                27.74          0.23         (7.42)        (0.23)        (0.83)
  2000                                                    25.51          0.23          2.91         (0.23)        (0.68)
  1999                                                    20.60          0.28          5.35         (0.28)        (0.44)
  1998                                                    20.74          0.29          1.40         (0.29)        (1.54)
---------------------------------------------------------------------------------------------------------------------------
MID CAP INDEX FUND (5)
Class A
  2003 (2)                                               $ 8.51         $0.02         $0.05        $(0.02)       $(0.23)
  2002 (1)                                                 9.38          0.04         (0.49)        (0.04)        (0.38)
  2001 (1) (6)                                            12.56          0.05         (2.11)        (0.05)        (1.07)
  2000 (7)                                                10.00          0.04          2.56         (0.04)           --
Class B
  2003 (2)                                               $ 8.44        $(0.01)        $0.05        $   --        $(0.23)
  2002 (1)                                                 9.33         (0.03)        (0.48)           --         (0.38)
  2001 (1) (6)                                            12.52            --         (2.12)           --         (1.07)
  2000 (7)                                                10.00         (0.01)         2.56         (0.03)           --
Class C
  2003 (2)                                               $ 8.47        $(0.01)        $0.05        $   --        $(0.23)
  2002 (1)                                                 9.38         (0.02)        (0.51)           --         (0.38)
  2001 (1) (4)                                             9.07            --          0.31            --            --
Class S
  2003 (2)                                               $ 8.50         $0.02         $0.06        $(0.02)       $(0.23)
  2002 (1)                                                 9.38          0.04         (0.50)        (0.04)        (0.38)
  2001 (1) (8)                                            11.07          0.04         (1.67)        (0.06)           --
Class Y
  2003 (2)                                               $ 8.51         $0.03         $0.05        $(0.03)       $(0.23)
  2002 (1)                                                 9.38          0.06         (0.49)        (0.06)        (0.38)
  2001 (1) (6)                                            12.55          0.08         (2.11)        (0.07)        (1.07)
  2000 (7)                                                10.00          0.08          2.55         (0.08)           --
---------------------------------------------------------------------------------------------------------------------------


(1)  Per share data calculated using average shares outstanding method.
(2) For the six months ended March 31, 2003 (unaudited). All ratios for the period have been annualized, except total return and portfolio turnover.
(3) Class of shares has been offered since February 1, 1999. All ratios for the period have been annualized, except total return and portfolio turnover.
(4) Class of shares has been offered since September 24, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.
(5) The financial highlights for the Mid Cap Index Fund as set forth herein include the historical financial highlights of the Firstar Mid Cap Index Fund. The assets of the Firstar Fund were acquired by the First American Mid Cap Index Fund on September 24, 2001. In connection with such acquisition, (i) Class A shares of the Firstar Mid Cap Index Fund were exchanged for Class A shares of the First American Mid Cap Index Fund, (ii) Firstar Class B shares were exchanged for Class B shares of the First American Fund, (iii) Firstar Class Y shares were exchanged for Class S shares of the First American Fund, and (iv) Firstar Institutional Class shares were exchanged for Class Y shares of the First American Fund.

The accompanying notes are an integral part of the financial statements.

                                                                                              RATIO OF       RATIO OF NET
                                                                           RATIO OF NET    EXPENSES TO         INVESTMENT
                      NET ASSET                                   RATIO      INVESTMENT        AVERAGE      INCOME (LOSS)
                          VALUE                  NET ASSET  EXPENSES TO   INCOME (LOSS)     NET ASSETS     TO AVERAGE NET  PORTFOLIO
                         END OF        TOTAL        END OF      AVERAGE      TO AVERAGE     (EXCLUDING  ASSETS (EXCLUDING   TURNOVER
                         PERIOD   RETURN (9)  PERIOD (OOO)   NET ASSETS      NET ASSETS       WAIVERS)           WAIVERS)       RATE
------------------------------------------------------------------------------------------------------------------------------------
EQUITY INDEX FUND
Class A
  2003 (1) (2)          $15.93      4.78%    $  137,573           0.62%         1.28%          0.80%          1.10%            1%
  2002 (1)               15.31    (20.75)       139,007           0.62          0.91           0.80           0.73             8
  2001 (1)               19.50    (26.95)       188,410           0.60          0.74           1.14           0.20             6
  2000                   27.75     12.11        134,180           0.60          0.62           1.14           0.08            16
  1999                   25.52     27.30        110,439           0.60          0.85           1.14           0.31             7
  1998                   20.61      8.50         46,010           0.60          1.11           1.13           0.58            14
Class B
  2003 (1) (2)          $15.74      4.34%     $  63,998           1.37%         0.53%          1.55%          0.35%            1%
  2002 (1)               15.13    (21.40)        66,835           1.37          0.16           1.55          (0.02)            8
  2001 (1)               19.29    (27.49)        95,586           1.35         (0.01)          1.89          (0.55)            6
  2000                   27.49     11.25        121,092           1.35         (0.13)          1.89          (0.67)           16
  1999                   25.34     26.38         99,054           1.35          0.10           1.89          (0.44)            7
  1998                   20.49      7.66         44,122           1.35          0.37           1.88          (0.16)           14
Class C
  2003 (1) (2)          $15.83      4.25%     $  27,520           1.37%         0.53%          1.55%          0.35%            1%
  2002 (1)               15.23    (21.38)        21,637           1.37          0.16           1.55          (0.02)            8
  2001 (1)               19.41    (27.51)        29,560           1.35         (0.01)          1.89          (0.55)            6
  2000                   27.66     11.32         34,811           1.35         (0.13)          1.89          (0.67)           16
  1999 (3)               25.48      0.76         16,861           1.35          0.07           1.89          (0.47)            7
Class S
  2003 (1) (2)          $15.92      4.72%     $  42,078           0.62%         1.28%          0.80%          1.10%            1%
  2002 (1)               15.30    (20.79)        42,964           0.62          0.93           0.80           0.75             8
  2001 (1) (4)           19.50      3.72         38,220           0.72          0.89           1.20           0.41             6
Class Y
  2003 (1) (2)          $15.92      4.84%    $1,373,914           0.37%         1.54%          0.55%          1.36%            1%
  2002 (1)               15.30    (20.56)     1,135,653           0.37          1.16           0.55           0.98             8
  2001 (1)               19.49    (26.78)     1,567,607           0.35          0.99           0.89           0.45             6
  2000                   27.74     12.38      1,400,086           0.35          0.87           0.89           0.33            16
  1999                   25.51     27.61      1,206,072           0.35          1.11           0.89           0.57             7
  1998                   20.60      8.82        996,528           0.35          1.36           0.88           0.83            14
------------------------------------------------------------------------------------------------------------------------------------
MID CAP INDEX FUND (5)
Class A
  2003 (2)              $ 8.33      0.65%      $  3,775           0.75%         0.50%          0.85%          0.40%           10%
  2002 (1)                8.51     (5.45)         3,581           0.75          0.37           0.83           0.29            19
  2001 (1) (6)            9.38    (17.60)         2,972           0.75          0.51           0.80           0.46            43
  2000 (7)               12.56     26.48          1,918           0.75          0.75           0.90           0.60            45
Class B
  2003 (2)              $ 8.25      0.31%      $  1,610           1.50%        (0.25)%         1.60%         (0.35)%          10%
  2002 (1)                8.44     (6.07)         1,475           1.50         (0.37)          1.58          (0.45)           19
  2001 (1) (6)            9.33    (18.15)         1,265           1.50         (0.24)          1.54          (0.28)           43
  2000 (7)               12.52     25.65            905           1.50          0.00           1.65          (0.15)           45
Class C
  2003 (2)              $ 8.28      0.31%      $  1,107           1.50%        (0.25)%         1.60%         (0.35)%          10%
  2002 (1)                8.47     (6.22)           795           1.50        (0.37)           1.58          (0.45)           19
  2001 (1) (4)            9.38      3.42             --           0.00          0.00           0.00           0.00            43
Class S
  2003 (2)              $ 8.33      0.77%      $  3,241           0.75%         0.50%          0.85%          0.40%           10%
  2002 (1)                8.50     (5.56)         3,393           0.75          0.37           0.83           0.29            19
  2001 (1) (8)            9.38    (14.77)         4,301           0.75          0.47           0.80           0.42            43
Class Y
  2003 (2)              $ 8.33      0.76%     $ 180,608           0.50%         0.75%          0.60%          0.65%           10%
  2002 (1)                8.51     (5.23)       198,545           0.50          0.63           0.58           0.55            19
  2001 (1) (6)            9.38    (17.34)       176,857           0.50          0.75           0.53           0.72            43
  2000 (7)               12.55     26.62        125,881           0.50          1.00           0.65           0.85            45
------------------------------------------------------------------------------------------------------------------------------------

(6) Effective in 2001, the Fund's fiscal year end was changed from October 31 to September 30.
(7) Commenced operations on November 4, 1999. All ratios for the period have been annualized, except total return and portfolio turnover.
(8) Class of shares has been offered since November 27, 2000. All ratios for the period have been annualized, except total return and portfolio turnover.
(9) Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

                                                                                 REALIZED AND
                                                      NET ASSET                    UNREALIZED     DIVIDENDS
                                                          VALUE             NET      GAINS OR      FROM NET   DISTRIBUTIONS
                                                      BEGINNING      INVESTMENT   (LOSSES) ON    INVESTMENT            FROM
                                                      OF PERIOD   INCOME (LOSS)   INVESTMENTS        INCOME   CAPITAL GAINS
---------------------------------------------------------------------------------------------------------------------------
SMALL CAP INDEX FUND (1)
Class A
  2003 (2)                                               $ 8.55        $ 0.03         $0.04        $(0.03)       $   --
  2002 (3)                                                 9.68          0.05         (1.13)        (0.05)           --
  2001 (3) (4)                                            12.23         (0.01)        (1.49)           --         (1.05)
  2000 (5)                                                10.18         (0.01)         2.20            --         (0.14)
  1999 (6)                                                10.00            --          0.19         (0.01)           --
Class B
  2003 (2)                                               $ 8.47        $   --         $0.04        $(0.01)       $   --
  2002                                                     9.63         (0.03)        (1.13)           --            --
  2001 (7)                                                10.97         (0.01)        (1.33)           --            --
Class C
  2003 (2)                                               $ 8.54        $(0.01)        $0.05        $(0.01)       $   --
  2002 (3)                                                 9.68         (0.03)        (1.11)           --            --
  2001 (3) (8)                                             9.49            --          0.19            --            --
Class S
  2003 (2)                                               $ 8.52        $ 0.01         $0.04        $(0.03)       $   --
  2002 (3)                                                 9.64          0.05         (1.12)        (0.05)           --
  2001 (3) (4)                                            12.19         (0.01)        (1.49)           --         (1.05)
  2000 (5)                                                10.17         (0.01)         2.18         (0.01)        (0.14)
  1999 (6)                                                10.00            --          0.17            --            --
Class Y
  2003 (2)                                               $ 8.57        $ 0.03         $0.04        $(0.03)       $   --
  2002 (3)                                                 9.70          0.07         (1.13)        (0.07)           --
  2001 (3) (4)                                            12.24          0.02         (1.50)        (0.01)        (1.05)
  2000 (5)                                                10.19          0.02          2.19         (0.02)        (0.14)
  1999 (6)                                                10.00          0.01          0.19         (0.01)           --
---------------------------------------------------------------------------------------------------------------------------



(1) The financial highlights for the Small Cap Index Fund as set forth herein include the historical financial highlights of the Firstar Small Cap Index Fund. The assets of the Firstar Fund were acquired by the First American Small Cap Index Fund on September 24, 2001. In connection with such acquisition, (i) Class A shares of the Firstar Small Cap Index Fund were exchanged for Class A shares of the First American Fund, (ii) Firstar Class B shares were exchanged for Class B shares of the First American Fund,
     (iii) Firstar Class Y shares were exchanged for Class S shares of the First American Fund, and (iv) Firstar Institutional Class shares were exchanged for Class Y shares of the First American Fund.
(2) For the six months ended March 31, 2003 (unaudited). All ratios for the period have been annualized, except total return and portfolio turnover.
(3)  Per share data calculated using average shares outstanding method.
(4) Effective in 2001, the Fund's fiscal year end was changed from October 31 to September 30.
(5) Effective in 2000, the Fund's fiscal year end was changed from November 30 to October 31.
(6) Commenced operations on December 30, 1998. All ratios for the period have been annualized, except total return and portfolio turnover.
(7) Class of shares has been offered since December 11, 2000. All ratios for the period have been annualized, except total return and portfolio turnover.
(8) Class of shares has been offered since September 24, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.
(9) Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

The accompanying notes are an integral part of the financial statements.

                                                                                              RATIO OF       RATIO OF NET
                                                                             RATIO OF NET  EXPENSES TO         INVESTMENT
                         NET ASSET                                RATIO OF     INVESTMENT      AVERAGE      INCOME (LOSS)
                             VALUE                NET ASSETS   EXPENSES TO  INCOME (LOSS)   NET ASSETS     TO AVERAGE NET  PORTFOLIO
                            END OF       TOTAL        END OF       AVERAGE     TO AVERAGE   (EXCLUDING  ASSETS (EXCLUDING   TURNOVER
                            PERIOD  RETURN (9)  PERIOD (OOO)    NET ASSETS     NET ASSETS     WAIVERS)           WAIVERS)       RATE
------------------------------------------------------------------------------------------------------------------------------------
SMALL CAP INDEX FUND (1)
Class A
  2003 (2)                 $ 8.59      0.74%       $ 2,206           0.93%         0.57%        1.12%          0.38%            4%
  2002 (3)                   8.55    (11.28)         1,908           0.93          0.46         1.09           0.30            49
  2001 (3) (4)               9.68    (12.76)           341           0.91         (0.07)        0.94          (0.10)          102
  2000 (5)                  12.23     21.81            177           0.99         (0.11)        1.09          (0.21)           32
  1999 (6)                  10.18      1.86            134           1.00         (0.15)        1.14          (0.29)           35
Class B
  2003 (2)                 $ 8.50      0.43%        $  512           1.68%        (0.18)%       1.87%         (0.37)%           4%
  2002                       8.47    (12.03)           424           1.68         (0.29)        1.84          (0.45)           49
  2001 (7)                   9.63    (12.11)           107           1.65         (0.84)        1.69          (0.88)          102
Class C
  2003 (2)                 $ 8.57      0.43%        $  693           1.68%        (0.17)%       1.87%         (0.36)%           4%
  2002 (3)                   8.54    (11.72)           447           1.68         (0.26)        1.84          (0.42)           49
  2001 (3) (8)               9.68      2.11             --           0.00          0.00         0.00           0.00           102
Class S
  2003 (2)                 $ 8.54      0.51%       $ 1,837           0.93%         0.59%        1.12%          0.40%            4%
  2002 (3)                   8.52    (11.26)        13,576           0.93          0.42         1.09           0.26            49
  2001 (3) (4)               9.64    (12.82)        13,886           0.88         (0.05)        0.91          (0.08)          102
  2000 (5)                  12.19     21.54         18,057           0.99         (0.11)        1.09          (0.21)           32
  1999 (6)                  10.17      1.74         14,955           0.92         (0.06)        1.12          (0.26)           35
Class Y
  2003 (2)                 $ 8.61      0.85%       $83,576           0.68%         0.80%        0.87%          0.61%            4%
  2002 (3)                   8.57    (11.09)        94,749           0.68          0.68         0.84           0.52            49
  2001 (3) (4)               9.70    (12.56)        54,169           0.66          0.19         0.68           0.17           102
  2000 (5)                  12.24     21.93         60,771           0.69          0.19         1.09          (0.21)           32
  1999 (6)                  10.19      2.01         45,331           0.68          0.18         1.13          (0.27)           35
----------------------------------------------------------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS  March 31, 2003 (unaudited)


1 >  ORGANIZATION

     The First American Equity Index Fund, Mid Cap Index Fund, and Small Cap Index Fund (each a "Fund" and collectively, the "Funds") are mutual funds offered by First American Investment Funds, Inc. ("FAIF"), which is a member of the First American Family of Funds. FAIF currently offers 37 funds, including the Funds. FAIF is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. FAIF's articles of incorporation permit the Funds' board of directors to create additional funds in the future.

     The Funds offer Class A, Class B, Class C, Class S, and Class Y shares. Class A shares are sold with a front-end sales charge. Class B shares are subject to a contingent deferred sales charge for six years and automatically convert to Class A shares after eight years. Class C shares are sold with a front-end sales charge, are subject to a contingent deferred sales charge for 18 months, and will not convert to Class A shares. Class S shares have no sales charge and are offered through banks and other financial institutions. Class Y shares have no sales charge and are offered only to qualifying institutional investors.

     The Funds' prospectuses provide descriptions of each Fund's investment objectives, policies, and strategies. All classes of shares have identical voting, dividend, liquidation, and other rights, and the same terms and conditions, except that the level of distribution and shareholder servicing fees charged may differ among classes.


2 >  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The significant accounting policies followed by the Funds are as follows:

     SECURITY VALUATION - Security valuations for the Funds' investments are furnished by independent pricing services that have been approved by the Funds' board of directors. Investments in equity securities that are traded on a national securities exchange (or reported on the NASDAQ national market system) are stated at the last quoted sales price if readily available for such securities on each business day. Other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations exceeding 60 days to maturity are valued by an independent pricing service. The pricing service may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other formula-driven valuation techniques. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings, and general market conditions. Securities for which prices are not available from an independent pricing service but where an active market exists are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the Funds' board of directors. As of March 31, 2003, the Small Cap Index Fund had fair valued securities with a total value of $0. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost. Foreign securities are valued at the closing prices on the principal exchange on which they trade. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Exchange rates are provided daily by recognized independent pricing agents.

     DISTRIBUTIONS TO SHAREHOLDERS - Distributions from net investment income are declared and paid monthly. Any net realized capital gains on sales of a Fund's securities are distributed to shareholders at least annually.

     FEDERAL TAXES - It is each Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required.

     Net investment income and realized gains (losses) may differ for financial statement and tax purposes because of temporary or permanent book/tax differences. These differences are primarily due to losses deferred from wash sales and the tax recognition of mark to market gains (losses) on open futures contracts.

     The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. The character of the distributions paid during the fiscal year ended September 30, 2002 and the six months ended March 31, 2003 (estimated) were as follows:

                                            2003
--------------------------------------------------------------------------
                        ORDINARY    LONG TERM       RETURN
     FUND           INCOME (000)   GAIN (000)   OF CAPITAL   TOTAL (000)
--------------------------------------------------------------------------
     Equity Index        $11,949       $   --          $--      $11,949
     Mid Cap Index           782        5,212           --        5,994
     Small Cap Index         363           --           --          363
--------------------------------------------------------------------------

                                            2002
--------------------------------------------------------------------------
                        ORDINARY    LONG TERM       RETURN
     FUND           INCOME (000)   GAIN (000)   OF CAPITAL   TOTAL (000)
--------------------------------------------------------------------------
     Equity Index        $20,995          $--          $--       $20,995
     Mid Cap Index         1,421        7,678           --         9,099
     Small Cap Index         717           --           --           717
--------------------------------------------------------------------------

     As of September 30, 2002, the Funds' most recently completed fiscal year end, the components of accumulated earnings (deficit) on a tax basis were:

                                        EQUITY       MID CAP     SMALL CAP
                                   INDEX (000)   INDEX (000)   INDEX (000)
----------------------------------------------------------------------------
     Undistributed Ordinary Income  $      426     $      17     $      43
     Undistributed Long Term
        Capital Gains                       --         5,114            --
                                    ----------     ---------     ---------
     Accumulated Earnings                  426         5,131           43
     Accumulated Capital and
        Post-October Losses           (33,817)            --         (690)
     Unrealized Depreciation          (79,324)      (46,460)      (25,814)
                                    ----------     ---------     ---------
     Total Accumulated
        Earnings (Deficit)          $(112,715)     $(41,329)     $(26,461)
----------------------------------------------------------------------------

     The difference between book and tax basis unrealized depreciation is primarily due to the tax deferral of losses on wash sales and the amount of gain (loss) recognized for tax purposes due to mark to market adjustments on open futures contracts.

     In addition, due to the timing of dividend distributions, the fiscal year in which the amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund. To the extent differences in character or timing are permanent, adjustments are made to the appropriate equity accounts in the period that the difference arises.

     As of September 30, 2002, the Funds' most recently completed fiscal year end, the following Funds have capital loss carryforwards:

     FUND                         AMOUNT (000)         EXPIRATION DATE
     -------------------------------------------------------------------------
     Equity Index                      $16,649              2008-2010
     Small Cap Index                       690                   2009
     --------------------------------------------------------------------------

     The Equity Index Fund incurred a loss of $17,168,058 for tax purposes for the period from November 1, 2001 to September 30, 2002. As permitted by tax regulations, the Fund intends to elect to defer and treat these losses as arising in the fiscal year ending September 30, 2003.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME - The Funds record security transactions on the trade date of the security purchase or sale. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of bond premium and discount, is recorded on the accrual basis. Security gains and losses are determined on the basis of identified cost, which is the same basis used for federal income tax purposes.

     FUTURES TRANSACTIONS - In order to gain exposure to or protect against changes in the market, certain Funds may enter into S&P and Russell Index futures contracts and other stock futures contracts.

     Upon entering into a futures contract, the Fund is required to deposit cash or pledge U.S. government securities in an amount equal to 5% percent of the purchase price indicated in the futures contract (initial margin). Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying security or securities, are made or received by the Fund each day (daily variation margin) and are recorded as unrealized gains (losses) until the contract is closed. When the contract is closed, the Fund records a realized gain (loss) equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract.

     SECURITIES LENDING - Each Fund may lend up to one-third of the value of its total assets to broker-dealers, banks, or other institutional borrowers of securities in order to earn additional income. Each Fund's policy is to maintain collateral in the form of cash, U.S. government securities, or other high-grade debt obligations equal to at least 100% of the value of securities loaned. The collateral is then "marked-to-market" daily until the securities are returned.

     USBAM serves as the securities lending agent of the Funds in transactions involving the lending of portfolio securities on behalf of the Funds. For these services, USBAM received $216,609, $23,561, $11,179 in securities lending fees for the six months ended March 31, 2003, from the Equity Index Fund, Mid Cap Index Fund, and Small Cap Index Fund, respectively.

     EXPENSES - Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses are generally allocated to the Funds on the basis of relative net assets of all funds within the First American Fund complex. Class specific expenses are borne by that class. Income, other expenses, and realized and unrealized gains and losses of a Fund are allocated to each respective class in proportion to the relative net assets of each class.

     HISTORICAL FINANCIAL STATEMENT INFORMATION - The financial information presented for the Small Cap Index Fund and the Mid Cap Index Fund, prior to September 24, 2001, is that of Firstar Small Cap Index Fund and Firstar Mid Cap Index Fund, respectively.

     USE OF ESTIMATES IN PREPARATION OF FINANCIAL STATEMENTS - The preparation of financial statements, in conformity with accounting principles generally accepted in the United States, requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported results of operations during the reporting period. Actual results could differ from those estimates.

3 >  FEES AND EXPENSES

     ADVISORY FEES - Pursuant to an investment advisory agreement (the "Agreement"), U.S. Bancorp Asset Management, Inc. ("USBAM"), manages each Fund's assets and furnishes related office facilities, equipment, research, and personnel. The Agreement requires each Fund to pay USBAM a monthly fee based upon average daily net assets. The fee for the Equity Index Fund and Mid Cap Index Fund is equal to an annual rate of 0.25% of the average daily net assets. The fee for the Small Cap Index Fund is equal to an annual rate of 0.40% of average daily net assets. USBAM voluntarily waived fees during the six month period ending March 31, 2003, so that the total fund operating expenses did not exceed expense limitations described in the Funds' prospectuses.

     The Funds may invest in the money market funds that are series of First American Funds, Inc. ("FAF"), subject to certain limitations. The terms of such transactions are identical to those of non related entities except that, to avoid duplicative investment advisory fees, USBAM reimburses each FAIF Fund an amount equal to the investment advisory fee paid by FAF to USBAM related to such investments.

     CO-ADMINISTRATION FEES - USBAM and U.S. Bancorp Fund Services, LLC ("USBFS") (collectively the "Administrators"), serve as co-administrators pursuant to a co-administration agreement between the Administrators and the Funds. USBAM is a subsidiary of U.S. Bank National Association ("U.S. Bank"). Both U.S. Bank and USBFS are direct subsidiaries of U.S. Bancorp. Under the co-administration agreement, the Administrators are compensated to provide or compensate other entities to provide services to the Funds. These services include various legal, oversight and administrative services, accounting services, transfer agency and dividend disbursing services, and shareholder services. The Funds pay the Administrators at an annual rate, calculated daily and paid monthly based on the average daily net assets of all open-end mutual funds in the First American Family of Funds, equal to each Fund's pro rata share of an amount equal to 0.25% of the aggregate average daily net assets up to $8 billion, 0.235% on the next $17 billion of aggregate average daily assets, 0.22% on the next $25 billion of aggregate average daily net assets, and 0.20% of the aggregate average daily net assets of all open-end mutual funds in the First American Family of Funds in excess of $50 billion. In addition, the Funds pay the Administrators annual fees of $18,500 per class and additional per account fees for transfer agent services.

     For the six months ended March 31, 2003, administration and transfer agent fees paid to USBAM and USBFS for the Funds included in this semiannual report were as follows:

     FUND                                            AMOUNT (000)
     -----------------------------------------------------------------------
     Equity Index Fund                                   $2,228
     Mid Cap Index Fund                                     295
     Small Cap Index Fund                                   132
     -----------------------------------------------------------------------

     CUSTODIAN FEES - Through a separate contractual agreement, U.S. Bank serves as the Funds' custodian. The fee for each Fund is equal to an annual rate of 0.01% of average daily net assets, which is computed daily and paid monthly.

     DISTRIBUTION AND SHAREHOLDER SERVICING FEES - Quasar Distributors, LLC ("Quasar"), a subsidiary of U.S. Bancorp, served as distributor for the Funds for the six months ended March 31, 2003. Under the respective distribution agreements, the Funds paid Quasar a monthly distribution and/or shareholder servicing fee equal to a rate of 0.25% of each Fund's average daily net assets of the Class A shares, 1.00% of the Class B shares, and 1.00% of the Class C shares, which may be used by Quasar to provide compensation for sales support, distribution activities, and shareholder servicing activities.

     FAIF has adopted and entered into a shareholder service plan and agreement with Quasar with respect to the Class S shares. Each Fund pays to Quasar a monthly shareholder servicing fee equal to an annual rate of 0.25% of each Fund's average daily net assets of the Class S shares. No distribution and shareholder servicing fees are paid by Class Y shares. Under these distribution and shareholder servicing agreements, the following amounts were retained by Quasar or paid to affiliates of USBAM for the six months ended March 31, 2003:

     FUND                                            AMOUNT (000)
     ------------------------------------------------------------------------
     Equity Index Fund                                     $342
     Mid Cap Index Fund                                      15
     Small Cap Index Fund                                    15
     ------------------------------------------------------------------------

     OTHER FEES - In addition to the investment advisory fees, custodian fees, distribution and shareholder servicing fees, and co-administration fees, each Fund is responsible for paying most other operating expenses including fees and expenses of outside directors, registration fees, printing shareholder reports, legal, auditing, insurance, and other miscellaneous expenses. For the six months ended March 31, 2003, legal fees and expenses were paid to a law firm of which the Secretary and two Assistant Secretaries of the Funds are partners.

     SALES CHARGES - A contingent deferred sales charge ("CDSC") is imposed on redemptions made in the Class B shares. The CDSC varies depending on the number of years from time of payment for the purchase of Class B shares until the redemption of such shares.

                                                             CDSC AS A
                                                  PERCENTAGE OF DOLLAR
     YEAR SINCE PURCHASE                      AMOUNT SUBJECT TO CHARGE
     ------------------------------------------------------------------------
     First                                                    5.00%
     Second                                                   5.00%
     Third                                                    4.00%
     Fourth                                                   3.00%
     Fifth                                                    2.00%
     Sixth                                                    1.00%
     Seventh                                                    --
     Eighth                                                     --
     ------------------------------------------------------------------------

     Class B shares will automatically convert to Class A shares eight years after the first day of the month shares are purchased.

     A CDSC of 1.00% is imposed on redemptions made in Class C shares for the first 18 months.

     The CDSC for Class B shares and Class C shares is imposed on the value of the purchased shares or the value at the time of redemption, whichever is less.

     For the six months ended March 31, 2003, sales charges paid to affiliates of USBAM for distributing the Funds' shares were as follows:

     FUND                                            AMOUNT (000)
     ------------------------------------------------------------------------
     Equity Index Fund                                     $135
     Mid Cap Index Fund                                      11
     Small Cap Index Fund                                     8
     ------------------------------------------------------------------------

4 >  INVESTMENT IN AFFILIATE

     As disclosed in the Schedule of Investments, Equity Index Fund owns common stock issued by U.S. Bancorp. For the six months ended March 31, 2003, the Equity Index Fund recorded no realized gains from sales of U.S. Bancorp common stock and $154,768 of income from U.S. Bancorp common stock.

5 >  CAPITAL SHARE TRANSACTIONS

     FAIF has 420 billion shares of $0.0001 par value capital stock authorized. Capital share transactions for the Funds were as follows:

                                                                               EQUITY                MID CAP              SMALL CAP
                                                                     INDEX FUND (000)       INDEX FUND (000)       INDEX FUND (000)
------------------------------------------------------------------------------------------------------------------------------------
                                                                   10/01/02  10/01/01    10/01/02   10/01/01     10/01/02  10/01/01
                                                                         TO        TO          TO         TO           TO        TO
                                                                   03/31/03  09/30/02    03/31/03   09/30/02     03/31/03  09/30/02
------------------------------------------------------------------------------------------------------------------------------------
                                                                 (UNAUDITED)           (UNAUDITED)            (UNAUDITED)
Class A:
  Shares issued                                                         742     1,767          123        261          80       426
  Shares issued in lieu of cash distributions                            54        85           12         14           1         1
  Shares redeemed                                                    (1,240)   (2,430)        (103)      (171)        (47)     (239)
------------------------------------------------------------------------------------------------------------------------------------
TOTAL CLASS A TRANSACTIONS                                             (444)     (578)          32        104          34       188
------------------------------------------------------------------------------------------------------------------------------------
Class B:
  Shares issued                                                         147       488           26         67          17        42
  Shares issued in lieu of cash distributions                            12        11            4          5
  Shares redeemed                                                      (510)   (1,038)         (10)       (33)         (7)       (3)
------------------------------------------------------------------------------------------------------------------------------------
TOTAL CLASS B TRANSACTIONS                                             (351)     (539)          20         39          10        39
====================================================================================================================================
Class C:
  Shares issued                                                         632       310           41         99          33        54
  Shares issued in lieu of cash distributions                             5         3            3         --          --        --
  Shares redeemed                                                      (320)     (415)          (4)        (5)         (4)       (2)
------------------------------------------------------------------------------------------------------------------------------------
TOTAL CLASS C TRANSACTIONS                                              317      (102)          40         94          29        52
====================================================================================================================================
Class S:
  Shares issued                                                       1,108     1,684           71        258         114       408
  Shares issued in lieu of cash distributions                            18        22           10         12           3         6
  Shares redeemed                                                    (1,291)     (859)         (91)      (330)     (1,496)     (260)
------------------------------------------------------------------------------------------------------------------------------------
TOTAL CLASS S TRANSACTIONS                                             (165)      847          (10)       (60)     (1,379)      154
====================================================================================================================================
Class Y:
  Shares issued                                                      25,915    30,730        6,184     10,260       2,955    10,511
  Shares issued in lieu of cash distributions                           469       747          522        666          21        38
  Shares redeemed                                                   (14,305)  (37,657)      (8,364)    (6,449)     (4,335)   (5,075)
------------------------------------------------------------------------------------------------------------------------------------
TOTAL CLASS Y TRANSACTIONS                                           12,079    (6,180)      (1,658)     4,477      (1,359)    5,474
====================================================================================================================================
NET INCREASE (DECREASE) IN CAPITAL SHARES                            11,436    (6,552)      (1,576)     4,654      (2,665)    5,907
====================================================================================================================================

 6 > INVESTMENT SECURITY TRANSACTIONS

     During the six months ended March 31, 2003, purchases of securities and proceeds from sales of securities, other than temporary investments in short-term securities, were as follows:

     FUND                      PURCHASES (000)        SALES (000)
     ------------------------------------------------------------------------
     Equity Index                     $184,440            $ 8,420
     Mid Cap Index                      19,785             44,086
     Small Cap Index                     3,901             28,633
     ------------------------------------------------------------------------

     The aggregate gross unrealized appreciation and depreciation of securities held by the Funds and the total cost of securities for federal income tax purposes at March 31, 2003, are as follows:

                            AGGREGATE      AGGREGATE                  FEDERAL
                                GROSS          GROSS                   INCOME
     FUND                APPRECIATION   DEPRECIATION         NET     TAX COST
                                (000)          (000)       (000)        (000)
     ---------------------------------------------------------------------------
     Equity Index            $411,617     $(442,179)   $(30,562)   $2,517,415
     Mid Cap Index             21,237       (68,667)    (47,430)      293,540
     Small Cap Index            7,346       (30,817)    (23,471)      122,720
     ---------------------------------------------------------------------------

7 >  FUTURES CONTRACTS

     The Funds' investment in S&P Index futures contracts is designed to maintain sufficient liquidity to meet redemption requests and to increase the level of Fund assets devoted to replicating the composition of the S&P and Russell Indices while reducing transaction costs. Risks of entering into futures contracts, in general, include the possibility that there will not be a perfect price correlation between the futures contracts and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that a fund could lose more than the original margin deposit required to initiate a futures transaction. Unrealized gains (losses) on outstanding positions in futures contracts held at the close of the year will be recognized as capital gains (losses) for federal income tax purposes. As of March 31, 2003, futures contracts for the Equity Index Fund, Mid Cap Index Fund, and Small Cap Index Fund, were as follows:

                                          MARKET VALUE                  UNREALIZED
                           NUMBER OF        COVERED BY   SETTLEMENT    GAIN (LOSS)
     FUND                  CONTRACTS   CONTRACTS (000)        MONTH          (000)
     ------------------------------------------------------------------------------
     Equity Index
      S&P 500 Index              178           $37,692    June - 03         $(643)
     Mid Cap Index
      S&P MidCap 400 Index        38             6,925    June - 03           (10)
     Small Cap Index
      Russell 2000 Index           4               819    June - 03            (6)
     ------------------------------------------------------------------------------

Board of Directors First American Investment Funds, Inc.

ROGER GIBSON
Director of First American Investment Funds, Inc.
Vice President, Cargo-United Airlines

LEONARD KEDROWSKI
Director of First American Investment Funds, Inc.
Owner and President of Executive and Management Consulting, Inc.

JOHN MURPHY JR.
Director of First American Investment Funds, Inc.
Retired; former Executive Vice President of U.S. Bancorp

RICHARD RIEDERER
Director of First American Investment Funds, Inc.
Retired; former President and Chief Executive Officer of Weirton Steel

JOSEPH STRAUSS
Director of First American Investment Funds, Inc.
Former Chairperson of First American Investment Funds, Inc.
Owner and President of Strauss Management Company

VIRGINIA STRINGER
Chairperson of First American Investment Funds, Inc.
Owner and President of Strategic Management Resources, Inc.

JAMES WADE
Director of First American Investment Funds, Inc.
Owner and President of Jim Wade Homes

DIRECT FUND CORRESPONDENCE TO:

FIRST AMERICAN FUNDS
P.O. Box 1330
Minneapolis, MN 55440-1330

This report and the financial statements contained herein are submitted for the general information of the shareholders of the corporation and are not intended to be a forecast of future events, a guarantee of future results, nor investment advice. Further, there is no assurance that certain securities will remain in or out of each fund's portfolio.

This material must be preceded or accompanied by a current prospectus, which contains more complete information about First American Funds, including risks, fees, and expenses. Please contact your investment professional, call First American Funds Investor Services at 800.677.FUND, or visit firstamericanfunds.com for additional information about First American Funds.

Past performance does not guarantee future results. The principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

INVESTMENT ADVISOR
     U.S. BANCORP ASSET MANAGEMENT, INC.
     800 Nicollet Mall
     Minneapolis, Minnesota 55402

CO-ADMINISTRATORS
     U.S. BANCORP ASSET MANAGEMENT, INC.
     800 Nicollet Mall
     Minneapolis, Minnesota 55402

     U.S. BANCORP FUND SERVICES, LLC
     615 East Michigan Street
     Milwaukee, Wisconsin 53202

CUSTODIAN
     U.S. BANK NATIONAL ASSOCIATION
     180 East Fifth Street
     St. Paul, Minnesota 55101

DISTRIBUTOR
     QUASAR DISTRIBUTORS, LLC
     615 East Michigan Street, 2nd floor
     Milwaukee, Wisconsin 53202

INDEPENDENT AUDITORS
     ERNST & YOUNG LLP
     220 South Sixth Street
     Suite 1400
     Minneapolis, Minnesota 55402

COUNSEL
     DORSEY & WHITNEY LLP
     50 South Sixth Street
     Suite 1500
     Minneapolis, Minnesota 55402



FIRST AMERICAN FUNDS
P.O. Box 1330
Minneapolis, MN 55440-1330

In an attempt to reduce shareholder costs and help eliminate duplication, First American Funds will try to limit their mailing to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call First American Funds Investor Services at 800.677.FUND. Visit us at firstamericanfunds.com.

2055-03       5/2003     SAR-INDEX

Item 2 - Did registrant adopt a code of ethics, as of the end of the period covered by this report, that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party? If not, why not? Briefly describe any amendments or waivers that occurred during the period. State here if code of ethics/amendments/waivers are on website and give website address-. State here if fund will send code of ethics to shareholders without charge upon request--N/A (not answered until July 15, 2003 and only annually for funds)

Item 3 - Did the registrant's board of directors determine that the registrant either: (i) has at least one audit committee financial expert serving on its audit committee; or (ii) does not have an audit committee financial expert serving on its audit committee? If yes, disclose name of financial expert and whether he/she is "independent," (fund may, but is not required, to disclose name/independence of more than one financial expert) If no, explain why not. - N/A (not answered until July 15, 2003 and only annually for funds)

Item 4 - Disclose annually only (not answered until December 15, 2003)

     (a) Audit Fees - Disclose aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. N/A.

     (b) Audit-Related Fees - Disclose aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category. N/A.

     (c) Tax Fees - Disclose aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category. N/A.

     (d) All Other Fees - Disclose aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
          (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category. N/A.

  (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X. N/A.

  (e)(2)  Disclose the percentage of services described in each of paragraphs
          (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X. N/A.

     (f) If greater than 50%, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees. N/A.

     (g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant. N/A.

     (h) Disclose whether the registrant's audit committee has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence. N/A.

Items 5-6 - Reserved

Item 7 - For closed - end funds that contain voting securities in their portfolio, describe the policies and procedures that it uses to determine how to vote proxies relating to those portfolio securities. N/A.

Item 8 -- Reserved

Item 9(a)- Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph. N/A.

Item 9(b)-- Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses. N/A

Item 10 - Exhibits

10(a) - Attach code of ethics or amendments/waivers, unless code of ethics or amendments/waivers is on website or offered to shareholders upon request without charge. N/A.

10(b) - Attach certifications (4 in total pursuant to Sections 302 and 906 for CEO/CFO). Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First American Investment Funds, Inc.

By  /S/ THOMAS S. SCHREIER, JR.
    ----------------------------
       Thomas S. Schreier, Jr.
        President

Date: May ____, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /S/ THOMAS S. SCHREIER, JR.
    ----------------------------
       Thomas S. Schreier, Jr.
        President

Date:  May ____, 2003

By  /S/ ROBERT H. NELSON
    ---------------------
       Robert H. Nelson
       Treasurer

Date:  May ____, 2003